Quarterly Holdings Report
for
Fidelity® Nasdaq Composite Index® Fund
February 28, 2023
EIF-NPRT1-0423
1.814098.118
Common Stocks - 99.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 13.3%
Diversified Telecommunication Services - 0.2%
Anterix, Inc. (a)	15,055	454,661
AST SpaceMobile, Inc. (a)(b)	27,143	174,801
ATN International, Inc.	9,505	399,685
Bandwidth, Inc. (a)	15,411	245,035
Charge Enterprises, Inc. (a)	120,637	136,320
Cogent Communications Group, Inc.	25,499	1,650,805
Consolidated Communications Holdings, Inc. (a)	76,045	230,416
Cuentas, Inc. (a)(b)	6,700	4,824
EchoStar Holding Corp. Class A (a)(b)	23,662	472,294
Frontier Communications Parent, Inc. (a)	136,361	3,730,837
Iridium Communications, Inc.	74,721	4,585,628
Liberty Global PLC:
Class A (a)	86,386	1,770,049
Class B (a)	327	7,017
Class C (a)	165,419	3,515,154
Liberty Latin America Ltd.:
Class A (a)	1,495	13,186
Class C (a)	139,788	1,227,339
Nextplat Corp. (a)	37,686	59,167
Radius Global Infrastructure, Inc. (a)	57,547	784,366
Sify Technologies Ltd. sponsored ADR (a)(b)	13,702	21,649
Telesat Corp. (a)(b)	5,704	53,732
		19,536,965
Entertainment - 1.8%
Activision Blizzard, Inc.	439,189	33,488,161
Anghami, Inc. (a)(b)	17,135	33,927
Bilibili, Inc. ADR (a)(b)	67,925	1,310,953
Blue Hat Interactive Entertainment Technology (a)(b)	1,312	630
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	4,574	20,080
Cinedigm Corp. (a)	80,948	39,826
CuriosityStream, Inc. Class A (a)(b)	14,288	23,861
Dolphin Entertainment, Inc. (a)(b)	1,963	3,690
DoubleDown Interactive Co. Ltd. ADR (a)(b)	2,770	25,733
DouYu International Holdings Ltd. ADR (a)	88,468	110,585
Electronic Arts, Inc.	155,081	17,204,686
Engine Gaming & Media, Inc. (a)(b)	23,558	39,813
Gaia, Inc. Class A (a)	13,031	42,611
Genius Brands International, Inc. (a)(b)	16,028	50,007
GigaMedia Ltd. (a)	1,957	2,701
Gravity Co. Ltd. ADR (a)(b)	3,536	191,121
Grom Social Enterprises, Inc. (a)(b)	1,101	1,018
iQIYI, Inc. ADR (a)	210,107	1,624,127
Liberty Media Corp. Liberty Braves:
Class A (a)(b)	14,692	503,201
Class C (a)	16,026	536,390
Liberty Media Corp. Liberty Formula One:
Class A (a)	14,368	873,000
Series C (a)	117,797	7,994,882
Liquid Media Group Ltd. (a)(b)	14,232	3,280
LiveOne, Inc. (a)	40,255	39,007
Lizhi, Inc. ADR (a)(b)	12,605	10,399
Lytus Technologies Holdings PTV Ltd. (a)(b)	40,712	29,313
Mobile Global Esports, Inc.	9,224	7,753
Motorsport Games, Inc. Class A (a)(b)	564	5,132
MultiMetaVerse Holdings Ltd. Class A (a)(b)	2,807	3,621
NetEase, Inc. ADR (b)	73,870	5,735,267
Netflix, Inc. (a)	250,619	80,731,898
Nexters, Inc. (a)(b)(c)	33,010	38,138
Playstudios, Inc. Class A (a)	64,251	239,014
Playtika Holding Corp. (a)(b)	214,417	2,058,403
Reading International, Inc. Class A (a)	19,966	70,081
Reservoir Media, Inc. (a)	32,035	216,557
Roku, Inc. Class A (a)	68,831	4,452,677
Scienjoy Holding Corp. (a)(b)	17,909	64,293
Sciplay Corp. (A Shares) (a)	15,425	255,130
Take-Two Interactive Software, Inc. (a)	94,886	10,394,761
The9 Ltd. sponsored ADR (a)(b)	8,161	8,814
Versus Systems, Inc. (a)(b)	1,207	951
Vivid Seats, Inc. Class A (a)(b)	51,717	396,669
Warner Bros Discovery, Inc. (a)	1,374,501	21,469,706
Warner Music Group Corp. Class A	76,992	2,429,868
		192,781,735
Interactive Media & Services - 8.4%
36Kr Holdings, Inc. ADR (a)	1,078	1,229
9F, Inc. ADR (a)(b)	2,127	4,743
AcuityAds Holdings, Inc. (a)	23,024	37,299
Alphabet, Inc.:
Class A (a)	3,366,751	303,209,595
Class C (a)	3,430,884	309,808,825
Angi, Inc. (a)	45,307	115,986
Baidu, Inc. sponsored ADR (a)	89,567	12,332,480
Bumble, Inc. (a)	70,092	1,694,825
BuzzFeed, Inc. (a)(b)	65,219	101,089
CarGurus, Inc. Class A (a)	54,988	937,545
Enthusiast Gaming Holdings, Inc. (a)(b)	110,249	67,252
EverQuote, Inc. Class A (a)	16,480	224,952
Fangdd Network Group Ltd. ADR (a)(b)	2,821	2,821
FaZe Holdings, Inc. Class A (a)(b)	58,712	35,356
Glory Star New Media Group Holdings Ltd. (a)(b)	45,347	34,033
Hello Group, Inc. ADR	99,348	875,256
IAC, Inc. (a)	46,666	2,423,832
Izea Worldwide, Inc. (a)(b)	31,302	20,346
JOYY, Inc. ADR	32,344	1,015,602
Kanzhun Ltd. ADR (a)	137,047	2,761,497
Kubient, Inc. (a)(b)	6,524	5,350
Liberty TripAdvisor Holdings, Inc. (a)	115,325	128,011
Luokung Technology Corp. (a)(b)	210,130	29,418
Match Group, Inc. (a)	156,084	6,464,999
Meta Platforms, Inc. Class A (a)	1,267,586	221,751,495
Oriental Culture Holding Ltd. (a)(b)	19,230	10,388
Outbrain, Inc. (a)(b)	28,607	126,443
Professional Diversity Network, Inc. (a)(b)	2,796	6,850
QuinStreet, Inc. (a)	29,776	505,299
Qutoutiao, Inc. ADR (a)(b)	18,176	14,717
Rumble, Inc. (a)(b)	69,664	561,492
So-Young International, Inc. ADR (a)(b)	55,629	159,655
Society Pass, Inc. (a)(b)	9,864	10,850
Sohu.Com Ltd. ADR (a)	24,154	345,885
Spark Networks SE ADR (a)	5,776	5,949
Super League Gaming, Inc. (a)(b)	17,381	10,915
Taboola.com Ltd. (a)(b)	139,702	437,267
Travelzoo, Inc. (a)	6,862	34,173
TripAdvisor, Inc. (a)	69,482	1,498,727
Trivago NV ADR (a)(b)	43,707	75,176
TrueCar, Inc. (a)	56,073	130,650
Vimeo, Inc. (a)	92,858	355,646
Vinco Ventures, Inc. (a)(b)	126,154	61,828
Weibo Corp. sponsored ADR (a)	47,363	979,467
Wejo Group Ltd. (a)	49,881	32,921
Yandex NV Series A (a)(c)	178,045	610,666
Ziff Davis, Inc. (a)	25,582	2,020,466
Zoominfo Technologies, Inc. (a)	225,551	5,451,568
		877,530,834
Media - 1.9%
AdTheorent Holding Co., Inc. Class A (a)	47,329	71,940
Advantage Solutions, Inc. Class A (a)(b)	181,240	398,728
AirNet Technology, Inc. ADR (a)	1,367	1,422
AMC Networks, Inc. Class A (a)	16,028	358,386
Baosheng Media Group Holding Ltd. (a)(b)	976	771
Beasley Broadcast Group, Inc. Class A (a)	282,190	299,121
Cardlytics, Inc. (a)(b)	18,394	100,247
Charter Communications, Inc. Class A (a)	87,698	32,238,662
Comcast Corp. Class A	2,430,571	90,344,324
comScore, Inc. (a)(b)	21,501	24,941
Criteo SA sponsored ADR (a)	32,862	1,089,375
Cumulus Media, Inc. (a)	11,565	62,682
Daily Journal Corp. (a)	1,070	324,938
DISH Network Corp. Class A (a)	161,033	1,837,387
E.W. Scripps Co. Class A (a)	39,165	494,262
Fluent, Inc. (a)	46,702	67,251
Fox Corp.:
Class A (b)	180,974	6,337,709
Class B	126,638	4,084,076
Gambling.com Group Ltd. (a)	16,409	160,480
Harte-Hanks, Inc. (a)	5,634	59,833
iClick Interactive Asia Group Ltd. (A Shares) ADR (a)	3,435	12,778
iHeartMedia, Inc. (a)	66,104	479,915
Insignia Systems, Inc. (a)	1,817	16,789
Integral Ad Science Holding Corp. (a)	86,987	949,898
Lee Enterprises, Inc. (a)	2,469	46,417
Liberty Broadband Corp.:
Class A (a)	8,972	778,142
Class C (a)	73,860	6,401,446
Liberty Media Corp. Liberty SiriusXM:
Series A (a)	56,558	1,831,914
Series C (a)	126,609	4,079,342
Loyalty Ventures, Inc. (a)	32,234	56,732
Magnite, Inc. (a)	74,029	823,943
Marchex, Inc. Class B (a)	34,542	72,538
Mediaco Holding, Inc. (a)	9,137	10,690
Mobiquity Technologies, Inc. (a)(b)	5,950	1,458
Moxian (BVI), Inc. (a)(b)	15,637	16,419
National CineMedia, Inc. (b)	42,414	9,755
News Corp.:
Class A	212,559	3,645,387
Class B	111,410	1,922,937
Nexstar Broadcasting Group, Inc. Class A	20,923	3,889,586
Nextplay Technologies, Inc. (a)(b)	3,569	7,138
Paramount Global:
Class A (b)	10,752	264,284
Class B (b)	352,157	7,543,203
Perion Network Ltd. (a)	27,171	916,750
PubMatic, Inc. (a)	20,605	312,784
Saga Communications, Inc. Class A	1,486	35,738
Salem Communications Corp. Class A (a)(b)	18,198	24,385
Scholastic Corp. (b)	19,973	910,969
Sinclair Broadcast Group, Inc. Class A (b)	23,228	377,920
Sirius XM Holdings, Inc. (b)	2,177,119	9,557,552
Stagwell, Inc. (a)(b)	74,881	513,684
Starbox Group Holdings Ltd. (b)	17,852	54,092
Stran & Co., Inc. (a)(b)	1,570	2,716
TechTarget, Inc. (a)	15,882	599,228
The Trade Desk, Inc. (a)	250,755	14,032,250
Thryv Holdings, Inc. (a)(b)	18,106	431,647
Tremor International Ltd. ADR (a)(b)	6,260	49,078
Troika Media Group, Inc. (a)(b)	26,445	10,380
TuanChe Ltd. ADR (A Shares) (a)(b)	5,969	3,522
Urban One, Inc.:
Class A (a)	4,568	31,199
Class D (non-vtg.) (a)	21,932	109,441
WiMi Hologram Cloud, Inc. ADR (a)(b)	28,988	34,496
Xcel Brands, Inc. (a)	4,288	3,216
ZW Data Action Technologies, Inc. (a)(b)	2,547	3,871
		199,232,164
Wireless Telecommunication Services - 1.0%
FingerMotion, Inc. (a)	25,594	36,855
Gogo, Inc. (a)	75,352	1,240,294
Millicom International Cellular SA (a)	100,983	1,998,454
NII Holdings, Inc. (a)(c)	5,182	1,347
Shenandoah Telecommunications Co.	28,888	563,894
Spok Holdings, Inc.	20,912	208,911
SurgePays, Inc. (a)(b)	15,080	87,012
T-Mobile U.S., Inc. (a)	700,144	99,546,474
uCloudlink Group, Inc. ADR (a)(b)	12,409	54,103
VEON Ltd. sponsored ADR (a)	991,229	699,015
Vodafone Group PLC sponsored ADR	229,790	2,750,586
		107,186,945
TOTAL COMMUNICATION SERVICES		1,396,268,643
CONSUMER DISCRETIONARY - 14.6%
Auto Components - 0.2%
China Automotive Systems, Inc. (a)(b)	19,314	140,606
Dorman Products, Inc. (a)	18,379	1,709,798
ECARX Holdings, Inc. Class A (a)(b)	36,264	150,496
Foresight Autonomous Holdings Ltd. ADR (a)	2,169	1,258
Fox Factory Holding Corp. (a)	24,073	2,828,578
Garrett Motion, Inc. (a)(b)	45,018	347,539
Gentex Corp.	134,536	3,841,003
Gentherm, Inc. (a)	18,806	1,194,369
Kandi Technologies Group, Inc. (a)	39,238	90,640
Luminar Technologies, Inc. (a)(b)	141,016	1,262,093
Mobileye Global, Inc. (b)	28,320	1,118,923
Motorcar Parts of America, Inc. (a)(b)	12,691	166,125
Patrick Industries, Inc.	12,945	943,043
REE Automotive Ltd. (a)(b)	118,453	50,935
Solid Power, Inc. (a)(b)	104,800	354,224
Strattec Security Corp. (a)	2,491	51,115
Sypris Solutions, Inc. (a)(b)	6,622	13,840
The Goodyear Tire & Rubber Co. (a)	153,215	1,740,522
Visteon Corp. (a)	15,401	2,572,583
XPEL, Inc. (a)(b)	15,505	1,035,889
		19,613,579
Automobiles - 3.8%
Arcimoto, Inc. (a)(b)	1,160	2,042
Arrival SA (a)(b)	501,750	137,730
AYRO, Inc. (a)(b)	18,733	12,686
Canoo, Inc. (a)(b)	211,555	158,349
Cenntro Electric Group Ltd. (a)(b)	208,899	113,140
ElectraMeccanica Vehicles Corp. (a)(b)	157,533	115,031
Ezgo Technologies Ltd. (a)(b)	2,944	3,739
Faraday Future Intelligent Electric, Inc. (a)(b)	209,815	111,622
Gogoro, Inc. (a)(b)	138,974	558,675
Li Auto, Inc. ADR (a)(b)	206,562	4,876,929
Lordstown Motors Corp. Class A (a)(b)	112,427	116,924
Lucid Group, Inc. Class A (a)(b)	963,086	8,792,975
Mullen Automotive, Inc. (a)(b)	934,355	216,770
Niu Technologies ADR (a)	26,584	111,653
NWTN, Inc. (a)(b)	110,125	1,233,400
Phoenix Motor, Inc. (b)	8,319	8,818
Polestar Automotive Holding UK PLC (a)(b)	38,751	206,155
Rivian Automotive, Inc. (a)	519,119	10,018,997
Tesla, Inc. (a)	1,779,965	366,156,600
Volcon, Inc. (a)(b)	14,272	24,120
Workhorse Group, Inc. (a)(b)	124,046	255,535
		393,231,890
Distributors - 0.2%
Educational Development Corp.	7,081	25,916
Funko, Inc. (a)(b)	24,268	262,337
Kaival Brands Innovations Group, Inc. (a)(b)	31,106	20,048
LKQ Corp.	148,469	8,505,789
Pool Corp.	21,914	7,820,230
Weyco Group, Inc. (b)	6,799	180,174
		16,814,494
Diversified Consumer Services - 0.1%
17 Education & Technology Group, Inc. ADR (a)(b)	24,088	23,970
2U, Inc. (a)	55,243	494,977
Afya Ltd. (a)	26,135	302,643
American Public Education, Inc. (a)	10,578	116,781
Amesite, Inc. (a)(b)	1,845	5,498
Arco Platform Ltd. Class A (a)(b)	16,151	204,310
Aspen Group, Inc. (a)	21,449	3,524
ATA Creativity Global ADR (a)	4,528	8,603
China Liberal Education Holdings Ltd. (a)	48,266	42,233
Color Star Technology Co. Ltd. (a)(b)	1,380	2,636
Duolingo, Inc. (a)	17,400	1,579,746
E-Home Household Service Holdings Ltd. (a)(b)	941	169
EpicQuest Education Group International Ltd. (a)(b)	1,797	2,911
European Wax Center, Inc. (b)	23,645	436,487
Frontdoor, Inc. (a)	47,662	1,346,452
Golden Sun Education Group Ltd. (b)	6,190	12,009
Grand Canyon Education, Inc. (a)	18,800	2,129,852
Laureate Education, Inc. Class A	102,949	1,220,975
Lincoln Educational Services Corp. (a)(b)	24,123	141,120
Meten EdtechX Education Group Ltd. (a)(b)	7,857	1,886
OneSpaWorld Holdings Ltd. (a)(b)	45,861	531,529
Perdoceo Education Corp. (a)	46,741	644,325
Rover Group, Inc. Class A (a)	107,567	449,630
Skillful Craftsman Education Technology Ltd. (a)(b)	6,452	9,162
Strategic Education, Inc. (b)	14,254	1,215,154
Tarena International, Inc. ADR (a)(b)	8,570	41,650
Udemy, Inc. (a)	81,254	767,038
Vasta Platform Ltd. (a)	9,735	38,940
Visionary Education Technology Holdings Group, Inc. (b)	22,075	19,868
Vitru Ltd. (a)(b)	16,255	375,328
Wag! Group Co. (a)(b)	8,539	18,700
Wah Fu Education Group Ltd. (a)(b)	9,305	21,215
WW International, Inc. (a)(b)	45,720	167,335
Xwell, Inc. (a)(b)	121,824	49,558
Zhongchao, Inc. (a)(b)	5,917	5,976
		12,432,190
Hotels, Restaurants & Leisure - 2.5%
Airbnb, Inc. Class A (a)	223,965	27,610,405
Allied Esports Entertainment, Inc. (a)(b)	17,647	24,706
Atour Lifestyle Holdings Ltd. ADR (a)(b)	8,087	213,739
BJ's Restaurants, Inc. (a)	13,822	442,304
Bloomin' Brands, Inc.	47,329	1,235,287
Booking Holdings, Inc. (a)	21,858	55,169,592
Bragg Gaming Group, Inc. (a)	6,633	26,996
BurgerFi International, Inc. (a)(b)	9,417	14,973
Caesars Entertainment, Inc. (a)	119,498	6,065,718
Canterbury Park Holding Co.	422	11,107
Carrols Restaurant Group, Inc. (a)	24,770	51,522
Century Casinos, Inc. (a)	16,194	149,956
Churchill Downs, Inc.	20,726	5,094,036
Chuy's Holdings, Inc. (a)	9,648	344,916
Codere Online Luxembourg SA (a)(b)	3,157	10,039
Cracker Barrel Old Country Store, Inc. (b)	13,041	1,420,947
Dave & Buster's Entertainment, Inc. (a)	26,022	1,041,400
Denny's Corp. (a)	38,087	444,475
Draftkings Holdings, Inc. (a)	258,700	4,879,082
Ebet, Inc. (a)(b)	9,638	5,013
El Pollo Loco Holdings, Inc.	18,467	221,050
Elys Game Technology Corp. (a)(b)	11,486	8,385
Esports Entertainment Group, Inc. (a)(b)	101	315
Expedia, Inc. (a)	84,617	9,220,714
FAT Brands, Inc. Class B (b)	53,810	332,008
Fiesta Restaurant Group, Inc. (a)	12,322	99,192
First Watch Restaurant Group, Inc. (a)	32,731	500,130
Full House Resorts, Inc. (a)	16,206	156,874
GAN Ltd. (a)	11,149	20,960
Golden Entertainment, Inc. (a)	16,184	665,324
Good Times Restaurants, Inc. (a)	9,092	25,730
H World Group Ltd. ADR (b)	98,434	4,662,819
Hall of Fame Resort & Entertainment Co. (a)(b)	2,602	25,734
Inspirato, Inc. (a)(b)	59,945	61,743
Inspired Entertainment, Inc. (a)	15,862	250,778
Jack in the Box, Inc.	11,357	890,389
Krispy Kreme, Inc. (b)	91,265	1,187,358
Kura Sushi U.S.A., Inc. Class A (a)(b)	4,711	295,003
Light & Wonder, Inc. Class A (a)	53,198	3,330,727
Lindblad Expeditions Holdings (a)(b)	29,723	255,023
Lottery.Com, Inc. (a)(b)	18,815	11,383
MakeMyTrip Ltd. (a)	37,977	984,364
Marriott International, Inc. Class A	178,200	30,158,568
Melco Crown Entertainment Ltd. sponsored ADR (a)	122,393	1,564,183
Monarch Casino & Resort, Inc.	10,263	755,562
Mondee Holdings, Inc. (a)(b)	46,163	507,793
Muscle Maker, Inc. (a)(b)	84,646	115,542
Nathan's Famous, Inc. (b)	3,678	280,815
NeoGames SA (a)	14,676	228,212
Noodles & Co. (a)	27,889	162,872
Papa John's International, Inc.	19,976	1,676,985
Penn Entertainment, Inc. (a)	87,489	2,671,039
Playa Hotels & Resorts NV (a)	89,710	800,213
Portillo's, Inc. (a)	22,092	501,930
Potbelly Corp. (a)	13,678	98,482
Rave Restaurant Group, Inc. (a)	5,714	9,200
RCI Hospitality Holdings, Inc. (b)	5,507	461,321
Red Robin Gourmet Burgers, Inc. (a)(b)	10,497	89,329
Red Rock Resorts, Inc.	32,133	1,403,248
Ruth's Hospitality Group, Inc.	22,375	417,294
Selina Hospitality PLC (a)(b)	60,296	144,710
SharpLink Gaming Ltd. (a)(b)	20,794	8,526
Sonder Holdings, Inc. (a)(b)	146,334	150,724
Sportradar Holding AG (a)(b)	117,810	1,439,638
Starbucks Corp.	646,694	66,020,990
Target Hospitality Corp. (a)	55,616	824,785
Texas Roadhouse, Inc. Class A	36,905	3,747,334
TH International Ltd. (a)(b)	33,672	159,605
The Cheesecake Factory, Inc. (b)	27,723	1,037,949
The ONE Group Hospitality, Inc. (a)	17,098	145,333
Trip.com Group Ltd. ADR (a)	255,042	9,066,743
Tuniu Corp. Class A sponsored ADR (a)(b)	24,726	45,249
Vacasa, Inc. Class A (a)	142,077	206,012
Wendy's Co. (b)	114,306	2,510,160
Wingstop, Inc.	16,550	2,819,293
Wynn Resorts Ltd. (a)	64,119	6,948,576
Yatra Online, Inc. (a)(b)	14,712	32,514
		264,672,945
Household Durables - 0.1%
Aterian, Inc. (a)(b)	29,386	35,263
Bassett Furniture Industries, Inc.	4,416	81,917
Cavco Industries, Inc. (a)	5,108	1,455,780
Cricut, Inc. (b)	25,101	267,828
Dixie Group, Inc. (a)	9,905	9,044
Flexsteel Industries, Inc.	3,070	64,409
GoPro, Inc. Class A (a)	68,957	357,887
Helen of Troy Ltd. (a)	13,259	1,494,157
Hooker Furnishings Corp. (b)	6,220	136,747
iRobot Corp. (a)(b)	15,616	641,661
Koss Corp. (a)(b)	4,327	22,154
Landsea Homes Corp. (a)	27,139	177,353
Legacy Housing Corp. (a)	15,043	300,258
LGI Homes, Inc. (a)(b)	13,233	1,380,334
Lifetime Brands, Inc. (b)	13,509	106,991
Live Ventures, Inc. (a)	1,687	54,760
Lovesac (a)	8,426	242,585
Nephros, Inc. (a)	3,085	3,270
Newell Brands, Inc. (b)	230,165	3,381,124
Nova LifeStyle, Inc. (a)(b)	6,916	4,620
Purple Innovation, Inc. (a)(b)	48,510	209,563
Singing Machine Co., Inc. (b)	2,438	6,363
Snap One Holdings Corp. (a)(b)	42,683	498,964
Sonos, Inc. (a)	69,375	1,347,956
Universal Electronics, Inc. (a)	7,603	96,710
Viomi Technology Co. Ltd. ADR Class A (a)(b)	21,467	22,326
VOXX International Corp. (a)(b)	13,480	154,076
Vuzix Corp. (a)(b)	34,442	142,934
ZAGG, Inc. rights (a)(c)	14,972	0
		12,697,034
Internet & Direct Marketing Retail - 6.1%
1-800-FLOWERS.com, Inc. Class A (a)	24,871	246,223
1stDibs.com, Inc. (a)	17,092	86,827
Amazon.com, Inc. (a)	5,751,075	541,923,797
Baozun, Inc. sponsored ADR (a)	27,489	172,906
Betterware de Mexico SAPI de CV (b)	23,570	235,936
CarParts.com, Inc. (a)	33,968	212,979
ContextLogic, Inc. (a)	367,199	178,716
D-MARKET Electronic Services & Trading ADR (a)(b)	42,209	37,477
Dada Nexus Ltd. ADR (a)	54,718	490,273
Digital Brands Group, Inc. (a)(b)	145	223
Duluth Holdings, Inc. (a)(b)	20,657	124,149
eBay, Inc.	305,326	14,014,463
Etsy, Inc. (a)	70,514	8,561,105
GigaCloud Technology, Inc. Class A (b)	17,953	90,842
Global-e Online Ltd. (a)	88,077	2,492,579
Groupon, Inc. (a)(b)	12,293	92,320
Hour Loop, Inc. (a)(b)	19,584	43,281
iMedia Brands, Inc. (a)(b)	4,159	3,202
iPower, Inc. (a)(b)	20,826	14,995
JD.com, Inc. sponsored ADR	274,156	12,183,493
Jowell Global Ltd. (a)(b)	14,581	6,124
Kidpik Corp. (a)(b)	2,938	2,386
Lands' End, Inc. (a)(b)	21,391	162,572
Lulu's Fashion Lounge Holdings, Inc. (a)(b)	23,329	71,153
Lyft, Inc. (a)	201,969	2,019,690
Meiwu Technology Co. Ltd. (a)(b)	41,954	8,827
MercadoLibre, Inc. (a)	28,311	34,539,420
Newegg Commerce, Inc. (a)(b)	206,350	286,827
Nogin, Inc. (a)(b)	13,833	8,161
Overstock.com, Inc. (a)(b)	23,881	462,575
Ozon Holdings PLC ADR (a)(b)(c)	50,413	105,900
Pdd Holdings, Inc. ADR (a)	263,878	23,150,017
PetMed Express, Inc. (b)	10,954	205,716
Qurate Retail, Inc. (a)(b)	62,930	371,287
Qurate Retail, Inc. Series A (a)	108,182	228,264
Rent the Runway, Inc. Class A (a)(b)	29,385	100,203
RumbleON, Inc. Class B (a)	8,320	75,629
Secoo Holding Ltd. ADR (a)(b)	2,632	4,843
Stitch Fix, Inc. (a)(b)	68,949	321,302
The RealReal, Inc. (a)(b)	84,330	113,846
thredUP, Inc. (a)	33,528	53,310
Uxin Ltd. ADR (a)(b)	17,215	48,546
Xometry, Inc. (a)(b)	26,019	791,238
Yunji, Inc. ADR (a)	42,417	20,360
		644,363,982
Leisure Products - 0.1%
American Outdoor Brands, Inc. (a)	7,566	69,834
AMMO, Inc. (a)(b)	66,715	130,094
BRP, Inc.	20,842	1,801,999
Clarus Corp. (b)	18,975	187,853
Escalade, Inc. (b)	7,721	99,215
Hasbro, Inc.	77,045	4,238,245
JAKKS Pacific, Inc. (a)	6,809	131,686
Johnson Outdoors, Inc. Class A	5,547	359,778
Latham Group, Inc. (a)(b)	73,917	235,056
Malibu Boats, Inc. Class A (a)	11,640	695,606
MasterCraft Boat Holdings, Inc. (a)	12,347	416,958
Mattel, Inc. (a)	198,055	3,563,009
Peloton Interactive, Inc. Class A (a)(b)	173,722	2,244,488
Smith & Wesson Brands, Inc. (b)	28,528	312,096
Vision Marine Technologies, Inc. (a)(b)	5,949	25,283
		14,511,200
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	124,753	18,124,116
Franchise Group, Inc. (b)	22,084	614,156
Ollie's Bargain Outlet Holdings, Inc. (a)	35,458	2,040,253
		20,778,525
Specialty Retail - 1.0%
Academy Sports & Outdoors, Inc.	43,562	2,576,692
America's Car Mart, Inc. (a)	3,745	318,175
Arhaus, Inc. (a)(b)	33,484	485,853
Arko Corp. (b)	74,889	600,610
Bed Bath & Beyond, Inc. (a)(b)	41,642	58,715
Big 5 Sporting Goods Corp. (b)	11,818	104,353
Brilliant Earth Group, Inc. Class A (a)	5,550	28,583
Citi Trends, Inc. (a)(b)	5,929	166,249
Conn's, Inc. (a)	16,366	140,257
DavidsTea, Inc. (a)(b)	8,243	7,233
Destination XL Group, Inc. (a)	32,101	191,964
EVgo, Inc. Class A (a)(b)	38,018	225,447
Five Below, Inc. (a)	30,513	6,233,806
GrowGeneration Corp. (a)	43,987	186,285
Hibbett, Inc. (b)	7,367	529,908
JOANN, Inc. (b)	23,229	84,321
Kaixin Auto Holdings (a)(b)	90,645	35,886
Kirkland's, Inc. (a)(b)	7,395	23,960
Lazydays Holdings, Inc. (a)(b)	6,139	75,203
Leslie's, Inc. (a)(b)	104,964	1,323,596
Monro, Inc. (b)	17,865	901,111
NaaS Technology, Inc. ADR (a)(b)	9,484	45,239
National Vision Holdings, Inc. (a)(b)	45,468	1,698,684
O'Reilly Automotive, Inc. (a)	35,150	29,178,015
OneWater Marine, Inc. Class A (a)(b)	7,834	217,942
Petco Health & Wellness Co., Inc. (a)(b)	125,762	1,295,349
Ross Stores, Inc.	195,143	21,571,107
Shift Technologies, Inc. Class A (a)(b)	217,986	45,668
Shoe Carnival, Inc. (b)	16,794	442,522
Sleep Number Corp. (a)(b)	13,605	542,295
Smart Share Global Ltd. ADR (a)	5,917	6,864
Sportsman's Warehouse Holdings, Inc. (a)	25,040	225,110
The Children's Place, Inc. (a)	8,107	339,440
The ODP Corp. (a)	26,983	1,221,790
Tile Shop Holdings, Inc. (a)(b)	26,904	146,896
Tractor Supply Co.	62,207	14,510,405
TravelCenters of America LLC (a)	8,015	676,065
Ulta Beauty, Inc. (a)	28,464	14,767,123
Upbound Group, Inc.	34,141	916,686
Urban Outfitters, Inc. (a)(b)	54,234	1,461,606
Vroom, Inc. (a)(b)	133,383	141,386
Winmark Corp.	2,004	585,168
Zumiez, Inc. (a)(b)	11,506	267,630
		104,601,197
Textiles, Apparel & Luxury Goods - 0.3%
Allbirds, Inc. Class A (a)(b)	51,562	147,467
Charles & Colvard Ltd. (a)	22,010	18,711
Columbia Sportswear Co.	35,660	3,109,552
Crocs, Inc. (a)	34,414	4,188,528
Crown Crafts, Inc.	9,628	54,398
Dogness (International) Corp. (a)	20,518	19,757
Fossil Group, Inc. (a)	29,540	127,908
G-III Apparel Group Ltd. (a)	27,453	456,132
Lakeland Industries, Inc.	4,914	74,545
lululemon athletica, Inc. (a)	68,913	21,307,900
PLBY Group, Inc. (a)(b)	20,215	43,058
Rocky Brands, Inc.	4,879	129,879
Steven Madden Ltd. (b)	45,830	1,663,629
Superior Group of Companies, Inc. (b)	10,737	124,334
Toughbuilt Industries, Inc. (a)(b)	2,250	4,230
Vera Bradley, Inc. (a)	17,686	93,736
		31,563,764
TOTAL CONSUMER DISCRETIONARY		1,535,280,800
CONSUMER STAPLES - 4.6%
Beverages - 2.1%
Alkaline Water Co., Inc. (a)(b)	46,022	11,257
Celsius Holdings, Inc. (a)(b)	43,099	3,913,389
Coca-Cola Bottling Co. Consolidated	4,832	2,690,699
Coca-Cola European Partners PLC	257,530	14,164,150
Eastside Distilling, Inc. (a)(b)	6,163	1,756
Keurig Dr. Pepper, Inc.	802,641	27,731,247
MGP Ingredients, Inc. (b)	12,465	1,264,450
Monster Beverage Corp. (a)	294,680	29,986,637
National Beverage Corp. (a)(b)	53,052	2,474,876
PepsiCo, Inc.	774,823	134,455,035
The Vita Coco Co., Inc. (a)	31,559	533,663
Vintage Wine Estates, Inc. (a)(b)	37,368	57,173
Willamette Valley Vineyards, Inc. (a)	1,065	6,773
		217,291,105
Food & Staples Retailing - 1.4%
111, Inc. ADR (a)(b)	33,100	89,701
Andersons, Inc.	20,649	942,214
Bit Brother Ltd. (a)(b)	1,005	1,387
Casey's General Stores, Inc.	20,433	4,249,042
Chefs' Warehouse Holdings (a)	21,604	703,210
China Jo-Jo Drugstores Holdings, Inc. (a)(b)	3,930	29,318
Costco Wholesale Corp.	249,029	120,574,861
G Willi-Food International Ltd.	5,646	75,092
Grocery Outlet Holding Corp. (a)	54,795	1,482,205
HF Foods Group, Inc. (a)	38,952	151,134
Ingles Markets, Inc. Class A	8,837	790,028
MedAvail Holdings, Inc. (a)(b)	18,459	6,859
Missfresh Ltd. ADR (a)(b)	625	956
PriceSmart, Inc.	18,216	1,270,020
SpartanNash Co.	22,023	589,335
Sprouts Farmers Market LLC (a)	62,788	1,901,849
Village Super Market, Inc. Class A	6,605	147,490
Walgreens Boots Alliance, Inc.	486,544	17,286,908
		150,291,609
Food Products - 0.9%
AgriFORCE Growing Systems Ltd. (a)(b)	17,646	19,411
Alico, Inc. (b)	5,485	141,184
AppHarvest, Inc. (a)(b)	53,353	54,420
Arcadia Biosciences, Inc. (a)(b)	3,696	924
Barfresh Food Group, Inc. (a)(b)	3,883	4,660
Beyond Meat, Inc. (a)(b)	36,004	642,311
Bridgford Foods Corp. (a)	3,580	45,717
Cal-Maine Foods, Inc. (b)	24,897	1,414,150
Calavo Growers, Inc. (b)	11,772	379,882
Cresud S.A.C.I.F. y A. sponsored ADR (b)	30,565	233,517
Farmer Brothers Co. (a)	13,797	62,362
Farmmi, Inc. (a)(b)	4,169	2,036
Forafric Global PLC (a)(b)	12,774	140,642
Freshpet, Inc. (a)(b)	28,067	1,745,206
Hostess Brands, Inc. Class A (a)	69,302	1,711,759
J&J Snack Foods Corp.	11,277	1,592,425
John B. Sanfilippo & Son, Inc.	5,270	473,088
Kalera PLC Class A (a)	51	238
Lancaster Colony Corp.	16,021	3,075,712
Lifecore Biomedical (a)	22,245	128,799
Lifeway Foods, Inc. (a)(b)	9,131	54,969
Limoneira Co. (b)	11,551	181,697
MamaMancini's Holdings, Inc. (a)	12,805	23,561
Mission Produce, Inc. (a)(b)	38,524	443,796
Mondelez International, Inc.	771,742	50,302,144
Moolec Science SA (a)(b)	12,378	74,268
Nuzee, Inc. (a)(b)	12,436	150,849
Oatly Group AB ADR (a)(b)	142,119	312,662
Origin Agritech Ltd. (a)(b)	9,462	63,869
Pilgrim's Pride Corp. (a)	134,622	3,148,809
Pingtan Marine Enterprise Ltd. (a)(b)	62,069	18,621
RiceBran Technologies (a)(b)	2,042	2,410
Rocky Mountain Chocolate Factory, Inc. (a)	1,651	8,272
S&W Seed Co. (a)(b)	18,677	34,179
Seneca Foods Corp. Class A (a)	5,752	319,811
Sovos Brands, Inc. (a)	55,871	730,234
Steakholder Foods Ltd. ADR (a)(b)	3,942	3,430
Stryve Foods, Inc. (a)(b)	15,166	10,313
SunOpta, Inc. (a)	66,843	513,354
Tattooed Chef, Inc. (a)(b)	50,860	64,084
TDH Holdings, Inc. (a)(b)	1,828	2,797
The Hain Celestial Group, Inc. (a)	48,663	867,661
The Kraft Heinz Co.	693,118	26,990,015
The Simply Good Foods Co. (a)	54,832	2,099,517
Village Farms International, Inc. (a)(b)	42,308	43,154
Vital Farms, Inc. (a)	21,819	352,595
Westrock Coffee Holdings (a)(b)	32,256	360,622
Whole Earth Brands, Inc. Class A (a)	19,675	67,682
		99,113,818
Household Products - 0.1%
Central Garden & Pet Co. Class A (non-vtg.) (a)	32,387	1,244,632
Reynolds Consumer Products, Inc. (b)	120,924	3,318,155
WD-40 Co. (b)	7,823	1,356,743
		5,919,530
Personal Products - 0.1%
DSwiss, Inc. (a)(d)	7,648	612
Flora Growth Corp. (a)(b)	20,412	8,981
Guardion Health Sciences, Inc. (a)(b)	527	3,557
Happiness Development Group Lt (a)(b)	306	1,432
Inter Parfums, Inc.	18,677	2,248,898
Jupiter Wellness, Inc. (a)(b)	21,368	9,932
Lifemd, Inc. (a)(b)	11,075	19,714
LifeVantage Corp.	9,383	36,406
Mannatech, Inc.	1,514	25,360
Natural Alternatives International, Inc. (a)	4,379	39,411
Natural Health Trends Corp. (b)	3,553	18,085
Nature's Sunshine Products, Inc. (a)	13,052	141,484
Neptune Technologies & Bioressources, Inc. (a)(b)	898	449
Olaplex Holdings, Inc. (a)(b)	365,095	1,796,267
Shineco, Inc. (a)	3,572	2,820
The Beauty Health Co. (a)(b)	84,249	1,062,380
The Honest Co., Inc. (a)	85,048	237,284
Thorne HealthTech, Inc. (a)	16,107	79,730
United-Guardian, Inc.	2,521	28,790
Upexi, Inc. (a)(b)	8,773	41,058
Veru, Inc. (a)(b)	45,307	179,189
Waldencast PLC (a)(b)	11,211	92,491
Zivo Bioscience, Inc. (a)(b)	3,401	10,849
		6,085,179
Tobacco - 0.0%
22nd Century Group, Inc. (a)(b)	102,993	93,054
TOTAL CONSUMER STAPLES		478,794,295
ENERGY - 0.8%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	569,054	17,413,052
Championx Corp.	111,772	3,416,870
CSI Compressco LP	68,170	92,711
DMC Global, Inc. (a)	9,930	265,826
ENGlobal Corp. (a)(b)	35,026	27,846
Geospace Technologies Corp. (a)	17,265	97,202
Gulf Island Fabrication, Inc. (a)	18,749	75,183
KLX Energy Services Holdings, Inc. (a)(b)	8,196	104,827
Mammoth Energy Services, Inc. (a)	29,614	166,135
MIND Technology, Inc. (a)	28,716	16,687
NCS Multistage Holdings, Inc. (a)	2,198	53,148
Patterson-UTI Energy, Inc. (b)	125,863	1,724,323
Profire Energy, Inc. (a)	47,414	55,000
ProFrac Holding Corp.	27,996	535,563
Recon Technology Ltd. (a)(b)	15,122	31,000
Smart Sand, Inc. (a)	22,511	39,844
Weatherford International PLC (a)	38,962	2,595,648
		26,710,865
Oil, Gas & Consumable Fuels - 0.6%
Aemetis, Inc. (a)(b)	18,211	65,013
Alliance Resource Partners LP	70,985	1,472,939
Alto Ingredients, Inc. (a)	38,730	113,092
American Resources Corp. (a)(b)	86,855	141,574
Amplify Energy Corp. warrants 5/4/22 (a)(c)	717	0
APA Corp.	180,168	6,914,848
Berry Corp.	49,459	466,398
Brooge Energy Ltd. (a)(b)	37,918	211,582
Calumet Specialty Products Partners LP (a)	49,250	960,868
Chesapeake Energy Corp.	74,952	6,056,871
Chord Energy Corp.	23,623	3,180,128
Clean Energy Fuels Corp. (a)	121,128	678,317
Diamondback Energy, Inc.	99,109	13,932,743
Dorchester Minerals LP	21,696	668,454
Ecoark Holdings, Inc. (a)(b)	13,299	2,926
Epsilon Energy Ltd.	6,275	36,081
EzFill Holdings, Inc. (a)(b)	28,590	11,153
Gevo, Inc. (a)(b)	109,249	202,111
Golar LNG Ltd. (a)	59,599	1,360,645
Green Plains Partners LP	16,394	210,499
Green Plains, Inc. (a)(b)	31,051	1,076,538
Hallador Energy Co. (a)(b)	23,353	178,183
Hammerhead Energy, Inc. Class A (a)(b)	19,641	212,123
HighPeak Energy, Inc. (b)	63,170	1,689,798
Imperial Petroleum, Inc. (a)(b)	89,993	17,918
Lightbridge Corp. (a)(b)	12,328	52,517
Marine Petroleum Trust	339	2,641
Martin Midstream Partners LP	33,068	82,670
National Energy Services Reunited Corp. (a)	66,335	428,524
New Fortress Energy, Inc.	118,176	3,898,626
Nextdecade Corp. (a)(b)	89,119	629,180
OPAL Fuels, Inc. (a)	17,077	135,250
PDC Energy, Inc.	52,236	3,505,558
Plains All American Pipeline LP	390,987	5,180,578
Plains GP Holdings LP Class A	107,827	1,499,874
PrimeEnergy Corp. (a)	938	84,889
Ranger Oil Corp. (b)	12,018	498,747
Stabilis Solutions, Inc. (a)	5,194	19,478
StealthGas, Inc. (a)	39,172	115,949
Top Ships, Inc. (a)(b)	2,008	1,536
TORM PLC (b)	45,179	1,591,656
U.S. Energy Corp. (b)	15,098	32,612
Uranium Royalty Corp. (a)(b)	42,856	102,426
Vertex Energy, Inc. (a)(b)	41,719	395,079
Viper Energy Partners LP	40,566	1,161,405
		59,279,997
TOTAL ENERGY		85,990,862
FINANCIALS - 4.9%
Banks - 1.9%
1st Source Corp.	12,820	638,692
ACNB Corp.	4,529	167,754
Amalgamated Financial Corp. (b)	18,900	445,095
Amerant Bancorp, Inc. Class A	21,076	598,558
American National Bankshares, Inc.	6,531	219,768
Ameris Bancorp	41,511	1,987,132
Ames National Corp. (b)	6,067	146,943
Arrow Financial Corp.	10,317	314,462
Auburn National Bancorp., Inc. (b)	551	13,285
BancFirst Corp.	18,889	1,704,732
Bancorp, Inc., Delaware (a)	33,605	1,162,397
Bank First National Corp.	5,614	457,709
Bank of Marin Bancorp	11,894	344,926
Bank OZK (b)	64,274	2,958,532
Bank7 Corp.	3,616	106,166
BankFinancial Corp.	14,628	150,522
Bankwell Financial Group, Inc.	4,285	129,321
Banner Corp.	18,237	1,148,566
BayCom Corp. (b)	3,947	81,032
BCB Bancorp, Inc.	9,394	162,986
BOK Financial Corp.	38,544	4,034,786
Brookline Bancorp, Inc., Delaware	50,034	648,441
Business First Bancshares, Inc.	8,715	181,621
C & F Financial Corp.	2,765	160,094
California Bancorp, Inc. (a)	2,203	56,066
Cambridge Bancorp (b)	2,788	221,730
Camden National Corp.	8,189	336,977
Capital Bancorp, Inc.	5,877	119,362
Capital City Bank Group, Inc.	16,718	596,331
Capstar Financial Holdings, Inc.	13,933	241,041
Carter Bankshares, Inc. (a)	17,756	308,422
Cathay General Bancorp	43,472	1,865,818
CB Financial Services, Inc.	591	14,568
Central Valley Community Bancorp	8,707	222,116
Chemung Financial Corp.	4,490	225,757
ChoiceOne Financial Services, Inc.	2,947	83,813
Citizens & Northern Corp.	4,121	92,723
Citizens Community Bancorp, Inc.	6,202	77,401
Citizens Financial Services, Inc. (b)	198	16,616
Citizens Holding Co. (b)	2,179	33,775
City Holding Co.	8,728	857,090
Civista Bancshares, Inc.	12,037	256,749
CNB Financial Corp., Pennsylvania	11,686	278,594
Coastal Financial Corp. of Washington (a)	7,239	334,080
Codorus Valley Bancorp, Inc.	7,465	188,118
Colony Bankcorp, Inc.	7,282	91,535
Columbia Banking Systems, Inc. (b)	46,065	1,369,512
Commerce Bancshares, Inc. (b)	70,761	4,680,840
Community Financial Corp.	4,047	161,071
Community Trust Bancorp, Inc.	8,039	343,667
ConnectOne Bancorp, Inc.	23,646	573,416
CrossFirst Bankshares, Inc. (a)	29,438	416,548
CVB Financial Corp.	76,652	1,834,282
Dime Community Bancshares, Inc.	22,773	697,765
Eagle Bancorp Montana, Inc.	2,880	48,960
Eagle Bancorp, Inc.	17,724	776,488
East West Bancorp, Inc.	77,433	5,901,169
Eastern Bankshares, Inc.	100,469	1,575,354
Enterprise Bancorp, Inc.	7,478	264,646
Enterprise Financial Services Corp.	22,406	1,220,231
Equity Bancshares, Inc.	9,183	276,041
Esquire Financial Holdings, Inc. (b)	4,195	192,928
Farmers & Merchants Bancorp, Inc. (b)	8,160	211,344
Farmers National Banc Corp.	18,770	267,473
Fidelity D & D Bancorp, Inc.	2,330	115,498
Fifth Third Bancorp	383,552	13,922,938
Financial Institutions, Inc.	9,689	241,837
First Bancorp, North Carolina	21,088	874,941
First Bancshares, Inc.	9,721	304,365
First Bank Hamilton New Jersey (b)	14,532	198,071
First Busey Corp.	27,899	673,482
First Business Finance Services, Inc.	4,740	167,891
First Capital, Inc. (b)	2,233	59,420
First Citizens Bancshares, Inc.	7,554	5,542,823
First Community Bankshares, Inc.	10,669	333,086
First Community Corp.	3,875	77,984
First Financial Bancorp, Ohio	55,952	1,378,657
First Financial Bankshares, Inc. (b)	80,098	2,937,995
First Financial Corp., Indiana	8,773	385,573
First Financial Northwest, Inc.	9,975	149,027
First Foundation, Inc.	30,319	456,907
First Guaranty Bancshares, Inc.	8,053	165,167
First Hawaiian, Inc.	72,880	1,993,268
First Internet Bancorp	8,345	225,398
First Interstate Bancsystem, Inc.	63,592	2,260,060
First Merchants Corp.	31,340	1,282,433
First Mid-Illinois Bancshares, Inc.	11,244	348,452
First Northwest Bancorp	7,546	107,983
First of Long Island Corp.	15,039	255,964
First Savings Financial Group, Inc.	2,781	53,812
First U.S. Bancshares, Inc.	3,641	36,046
First Western Financial, Inc. (a)	3,616	93,546
Five Star Bancorp	9,325	254,759
Flushing Financial Corp.	19,436	378,225
FNCB Bancorp, Inc.	3,698	29,584
Franklin Financial Services Corp.	854	27,943
Fulton Financial Corp.	96,952	1,667,574
FVCBankcorp, Inc. (a)	7,292	98,807
German American Bancorp, Inc.	16,332	641,848
Great Southern Bancorp, Inc.	7,786	453,067
Grupo Financiero Galicia SA sponsored ADR (b)	29,288	390,116
Guaranty Bancshares, Inc. Texas	8,980	280,266
Hancock Whitney Corp.	49,885	2,450,351
Hanmi Financial Corp.	18,233	430,663
HarborOne Bancorp, Inc.	36,797	503,015
Hawthorn Bancshares, Inc. (b)	2,866	72,510
HBT Financial, Inc.	16,600	377,152
Heartland Financial U.S.A., Inc.	29,421	1,454,574
Heritage Commerce Corp. (b)	41,991	508,511
Heritage Financial Corp., Washington	21,942	611,524
HomeStreet, Inc.	11,829	298,446
HomeTrust Bancshares, Inc.	11,346	332,097
Hope Bancorp, Inc.	64,741	829,332
Horizon Bancorp, Inc. Indiana	24,746	376,634
Huntington Bancshares, Inc.	812,958	12,454,517
Independent Bank Corp.	26,861	2,140,284
Independent Bank Corp.	10,908	240,521
Independent Bank Group, Inc.	23,847	1,403,634
Inter & Co., Inc. Class A (a)(b)	144,994	294,338
International Bancshares Corp.	38,617	1,874,083
Investar Holding Corp.	8,715	171,686
John Marshall Bankcorp, Inc.	7,918	210,698
Lakeland Bancorp, Inc.	32,751	630,457
Lakeland Financial Corp.	14,621	1,047,156
Landmark Bancorp, Inc. (b)	3,064	70,870
LCNB Corp.	12,147	221,926
Limestone Bancorp, Inc.	621	17,109
Logistics Innovation Technologies Corp. Class A (a)(b)	22,127	223,704
Macatawa Bank Corp.	20,908	228,106
Mainstreet Bancshares, Inc. (b)	1,715	50,713
Mercantile Bank Corp.	10,866	375,855
Meridian Corp.	1,866	58,966
Metrocity Bankshares, Inc. (b)	11,608	234,133
Mid Penn Bancorp, Inc.	7,980	244,188
Middlefield Banc Corp.	1,133	31,996
Midland States Bancorp, Inc.	11,372	296,127
MidWestOne Financial Group, Inc.	11,723	352,159
MVB Financial Corp.	5,314	145,019
National Bankshares, Inc.	4,034	168,742
NBT Bancorp, Inc.	24,469	993,197
Northeast Bank	7,547	332,672
Northrim Bancorp, Inc.	5,057	265,543
Northwest Bancshares, Inc.	56,561	781,673
Norwood Financial Corp. (b)	3,432	116,413
Oak Valley Bancorp Oakdale California	5,385	147,280
OceanFirst Financial Corp.	33,684	798,984
Old National Bancorp, Indiana	158,691	2,804,070
Old Point Financial Corp. (b)	2,955	82,740
Old Second Bancorp, Inc.	25,984	430,815
OptimumBank Holdings, Inc. (a)	3,813	14,909
Orange County Bancorp, Inc. (b)	1,297	70,453
Origin Bancorp, Inc. (b)	13,756	521,490
Orrstown Financial Services, Inc.	7,486	172,178
Pacific Premier Bancorp, Inc.	54,299	1,760,374
PacWest Bancorp	65,272	1,811,298
Parke Bancorp, Inc.	4,103	83,742
Partners Bancorp	4,331	39,369
Pathward Financial, Inc.	17,376	886,350
Patriot National Bancorp, Inc. (a)(b)	1,781	19,253
PCB Bancorp	9,838	179,642
Peapack-Gladstone Financial Corp.	10,114	375,735
Penns Woods Bancorp, Inc.	4,912	132,133
Peoples Bancorp of North Carolina	3,497	117,814
Peoples Bancorp, Inc. (b)	18,541	576,811
Peoples Financial Services Corp. (b)	4,449	220,448
Pinnacle Financial Partners, Inc.	43,693	3,237,214
Plumas Bancorp	1,764	74,088
Popular, Inc.	40,429	2,886,631
Preferred Bank, Los Angeles	7,653	538,771
Premier Financial Corp.	24,001	595,705
Primis Financial Corp. (b)	16,511	193,344
Princeton Bancorp, Inc. (b)	4,666	162,377
QCR Holdings, Inc.	8,225	439,955
RBB Bancorp	8,755	172,999
Red River Bancshares, Inc.	3,386	171,365
Renasant Corp.	30,122	1,083,790
Republic Bancorp, Inc., Kentucky Class A	10,388	462,266
Republic First Bancorp, Inc. (a)(b)	41,243	82,486
Richmond Mutual Bancorp., Inc. (b)	1,852	24,428
Riverview Bancorp, Inc.	15,015	104,955
S&T Bancorp, Inc. (b)	26,065	971,182
Salisbury Bancorp, Inc.	3,260	96,072
Sandy Spring Bancorp, Inc.	26,534	874,295
SB Financial Group, Inc.	4,710	78,893
Seacoast Banking Corp., Florida (b)	42,413	1,294,021
Shore Bancshares, Inc.	11,308	192,914
Sierra Bancorp	9,675	195,532
Signature Bank	34,624	3,983,491
Simmons First National Corp. Class A (b)	79,631	1,770,197
SmartFinancial, Inc.	10,154	277,204
Sound Financial Bancorp, Inc.	1,189	47,370
South Plains Financial, Inc.	9,325	245,154
Southern First Bancshares, Inc. (a)	4,670	187,968
Southern States Bancshares, Inc.	3,439	99,593
Southside Bancshares, Inc. (b)	16,588	633,496
Southstate Corp.	42,169	3,402,195
Stellar Bancorp, Inc.	32,804	959,517
Stock Yards Bancorp, Inc.	19,408	1,135,950
Summit Financial Group, Inc.	11,557	294,357
Summit State Bank	3,743	59,738
SVB Financial Group (a)	32,916	9,483,429
Texas Capital Bancshares, Inc. (a)	28,669	1,898,748
The First Bancorp, Inc.	6,787	198,723
Third Coast Bancshares, Inc. (a)	9,897	182,600
TowneBank	42,448	1,287,448
Trico Bancshares	18,864	952,821
Triumph Bancorp, Inc. (a)(b)	13,714	834,497
Trustmark Corp.	33,488	984,547
UMB Financial Corp.	26,643	2,415,454
Umpqua Holdings Corp.	122,454	2,162,538
Union Bankshares, Inc. (b)	2,283	57,303
United Bankshares, Inc., West Virginia (b)	74,900	3,053,673
United Community Bank, Inc.	58,004	1,920,512
United Security Bancshares, California	1,456	11,211
Unity Bancorp, Inc.	6,284	165,960
Univest Corp. of Pennsylvania	13,955	393,531
USCB Financial Holdings, Inc. (a)	3,294	41,867
Valley National Bancorp	291,362	3,373,972
Veritex Holdings, Inc.	33,332	888,631
VersaBank	1,224	9,131
Virginia National Bankshares C	1,549	61,356
Washington Federal, Inc.	37,556	1,317,089
Washington Trust Bancorp, Inc.	8,141	341,922
WesBanco, Inc.	35,638	1,288,314
West Bancorp., Inc.	9,814	206,683
Westamerica Bancorp.	15,600	859,872
Wintrust Financial Corp.	31,710	2,921,442
Zions Bancorp NA	82,930	4,197,917
		197,866,636
Capital Markets - 1.6%
AGM Group Holdings, Inc. (a)	12,918	20,927
Alvarium Tiedmann Holdings, Inc. Class A (a)(b)	26,626	247,622
ARYA Sciences Acquisition Corp. IV Class A (a)(b)	7,820	79,764
ARYA Sciences Acquisition Corp. V (a)	3,281	33,302
Avantax, Inc. (a)	30,712	878,056
B. Riley Financial, Inc. (b)	15,733	625,859
Belong Acquisition Corp. (a)(b)	2,319	23,097
BGC Partners, Inc. Class A	186,493	906,356
Capital Southwest Corp.	11,251	211,406
Carlyle Group LP	200,455	6,895,652
Chavant Capital Acquisition Corp. (a)	3,004	31,332
CME Group, Inc.	203,035	37,634,568
Coinbase Global, Inc. (a)(b)	100,850	6,538,106
Coliseum Acquisition Corp. Class A (a)	1,078	10,985
Compass Digital Acquisition Corp. (a)	13,835	140,702
CONX Corp. Class A (a)	52,880	536,203
Cowen Group, Inc. Class A	15,801	616,081
Crescent Capital BDC, Inc. (b)	12,883	202,392
Diamond Hill Investment Group, Inc.	1,539	268,709
Focus Financial Partners, Inc. Class A (a)(b)	36,546	1,895,276
Forum Merger IV Corp. (a)	20,165	204,473
Freedom Holding Corp. (a)(b)	34,184	2,487,570
Frontier Acquisition Corp. (a)	6,646	67,656
Frontier Investment Corp. Class A (a)	2,054	20,910
FTAC Parnassus Acquisition Corp. Class A (a)	18,931	191,771
Futu Holdings Ltd. ADR (a)(b)	39,748	1,955,999
GCM Grosvenor, Inc. Class A (b)	32,247	265,393
Golden Arrow Merger Corp. Class A (a)	14,830	150,228
Goldenbridge Acquisition Ltd. (a)(b)	7,095	74,994
Good Works II Acquisition Corp. (a)	1,091	10,975
Hamilton Lane, Inc. Class A	20,275	1,577,395
Hennessy Advisors, Inc. (b)	4,729	39,818
Heritage Global, Inc. (a)	28,350	70,875
Horizon Technology Finance Corp.	7,992	98,941
Hywin Holdings Ltd. ADR (a)(b)	6,913	40,303
Interactive Brokers Group, Inc.	57,514	4,952,531
Investcorp Credit Management BDC, Inc.	16,938	68,091
Jaguar Global Growth Corp. I Class A (a)	17,091	177,405
Kernel Group Holdings, Inc. (a)	21,554	220,929
Khosla Ventures Acquisition Co. (a)	24,911	252,099
KINS Technology Group, Inc. Class A (a)	28,603	293,467
Lion Group Holding Ltd. ADR (a)(b)	11,889	4,280
Logan Ridge Finance Corp. (a)(b)	3,628	85,875
LPL Financial	44,972	11,223,212
Magic Empire Global Ltd. (b)	8,293	14,679
MarketAxess Holdings, Inc.	21,449	7,323,761
MarketWise, Inc. Class A (a)	17,442	34,361
Morningstar, Inc.	23,892	4,953,528
Mount Rainier Acquisition Corp. (a)(b)	4,225	21,083
Movella Holdings, Inc. (a)(b)	17,794	47,154
NASDAQ, Inc.	275,691	15,455,237
New Mountain Finance Corp.	53,270	674,398
Newtekone, Inc. (b)	13,878	212,472
Northern Trust Corp.	116,815	11,128,965
Open Lending Corp. (a)	64,281	455,109
Panacea Acquisition Corp. II (a)(b)	10,372	105,794
Patria Investments Ltd.	31,353	497,259
Perella Weinberg Partners Class A (b)	23,081	233,349
PhenixFIN Corp. (b)	762	29,703
Pine Technology Acquisition Corp. Class A (a)	40,041	405,615
Portage Fintech Acquisition Corp. Class A (a)	11,581	118,126
Progress Acquisition Corp. Class A (a)	13,405	138,876
Puhui Wealth Investment Management Co. Ltd. (a)(b)	1,990	4,975
Puyi, Inc. ADR (a)	12,308	89,233
Quadro Acquisition One Corp. (a)	7,900	80,659
Robinhood Markets, Inc. (a)(b)	433,638	4,366,735
Runway Growth Finance Corp. (b)	18,253	234,369
SEI Investments Co.	73,307	4,416,747
Senior Connect Acquisition Corp. I Class A (a)(b)	50,774	504,186
Siebert Financial Corp. (a)(b)	14,080	26,752
Silvercrest Asset Management Group Class A	8,360	148,724
StepStone Group, Inc. Class A	38,064	1,088,630
StoneX Group, Inc. (a)	10,664	1,075,251
Summit Healthcare Acquisition Corp. Class A (a)	9,526	96,689
SVF Investment Corp. 2 (a)	26,630	271,360
T. Rowe Price Group, Inc.	125,056	14,041,288
TCV Acquisition Corp. Class A (a)	38,580	391,973
Tio Tech A Class A (a)	16,841	171,273
Top Financial Group Ltd. (b)	19,596	85,047
TPG, Inc. (b)	39,979	1,320,107
Tradeweb Markets, Inc. Class A	62,060	4,399,433
Trinity Capital, Inc. (b)	14,443	192,814
Twelve Seas Investment Co. II (a)	11,364	115,231
U.S. Global Investors, Inc. Class A	8,407	23,456
Up Fintech Holdings Ltd. ADR (a)(b)	68,253	254,584
Value Line, Inc. (b)	5,984	300,756
Victory Capital Holdings, Inc.	40,656	1,380,678
Vinci Partners Investments Ltd. (b)	27,294	272,940
Virtu Financial, Inc. Class A	59,093	1,086,129
Virtus Investment Partners, Inc.	4,472	941,043
XP, Inc. Class A (a)	255,544	3,173,856
		164,735,972
Consumer Finance - 0.2%
360 DigiTech, Inc. ADR	75,999	1,547,340
7GC & Co. Holdings, Inc. Class A (a)	32,674	331,968
Atlanticus Holdings Corp. (a)(b)	8,115	260,086
Consumer Portfolio Services, Inc. (a)	11,397	126,051
Credit Acceptance Corp. (a)(b)	7,272	3,231,240
Encore Capital Group, Inc. (a)(b)	13,454	695,303
EZCORP, Inc. (non-vtg.) Class A (a)(b)	28,924	255,110
FirstCash Holdings, Inc.	27,125	2,393,781
Jiayin Group, Inc. ADR (a)	5,761	16,765
Katapult Holdings, Inc. (a)	46,564	45,046
LendingTree, Inc. (a)	11,859	390,517
LexinFintech Holdings Ltd. ADR (a)	76,837	212,838
Medallion Financial Corp. (b)	10,141	85,691
Mogo, Inc. (a)(b)	22,529	15,412
Navient Corp.	77,284	1,394,976
NerdWallet, Inc. (a)	28,927	597,053
Nicholas Financial, Inc. (a)	5,880	37,691
Oportun Financial Corp. (a)	16,861	101,840
Pintec Technology Holdings Ltd. ADR (a)(b)	4,579	2,404
PRA Group, Inc. (a)	22,082	939,810
Senmiao Technology Ltd. (a)	1,673	1,539
SLM Corp.	144,139	2,072,719
SoFi Technologies, Inc. (a)(b)	516,239	3,407,177
Upstart Holdings, Inc. (a)(b)	42,938	794,782
World Acceptance Corp. (a)(b)	3,875	361,770
		19,318,909
Diversified Financial Services - 0.3%
10X Capital Venture Acquisition Corp. II (a)	12,375	124,988
26 Capital Acquisition Corp. Class A (a)	15,170	157,313
7 Acquisition Corp. Class A (a)	4,692	48,797
A SPAC I Acquisition Corp. (a)	1,374	14,152
A SPAC II Acquisition Corp. (a)	13,668	141,395
A-Mark Precious Metals, Inc.	13,443	394,014
Acacia Research Corp. (a)	26,315	113,681
Acacia Research Corp. rights 3/1/23	6,578	0
Accretion Acquisition Corp. (a)	31,080	317,948
Ace Global Business Acquisition Ltd. (a)	1,698	18,287
Achari Ventures Holdings Corp. I (a)(b)	6,078	62,847
Aequi Acquisition Corp. Class A (a)	19,142	189,506
Aerwins Technology, Inc. Class A (a)(b)	2,112	3,105
Aetherium Acquisition Corp. Class A (a)	2,757	28,452
Agba Group Holding Ltd. (a)(b)	13,625	28,068
Agile Growth Corp. Class A (a)	11,857	120,823
Ahren Acquisition Corp. Class A (a)	20,270	210,200
Alerus Financial Corp.	9,517	190,340
Alpha Healthcare Acquisition Corp. III Class A (a)	1,017	10,241
Alpha Partners Technology Merger Corp. (a)	7,353	74,706
AltEnergy Acquisition Corp. Class A (a)	6,664	68,706
Altitude Acquisition Corp. Class A (a)	41,617	418,667
American Acquisition Opportunity, Inc. Class A (a)	2,024	20,584
Anthemis Digital Acquisitions I Corp. (a)	6,810	70,688
Anzu Special Acquisition Corp. I Class A (a)(b)	19,079	190,218
APx Acquisition Corp. I (a)	4,358	45,628
Arbor Rapha Capital Bioholding Corp. I (a)(b)(c)	8,774	104,454
Aries I Acquisition Corp. Class A (a)	5,956	62,419
Armada Acquisition Corp. I (a)	5,183	51,985
Arogo Capital Acquisition Corp. Class A (a)	1,679	17,176
Arrowroot Acquisition Corp. Class A (a)	14,007	141,751
Artemis Strategic Investment Corp. (a)	10,298	106,172
Atlantic Coastal Acquisition Corp. Class A (a)	24,695	251,889
Atlantic Coastal Acquisition Corp. II (a)	27,493	283,728
Aurora Acquisition Corp. Class A (a)(b)	11,702	120,063
Aurora Technology Acquisition Corp. Class A (a)(b)	9,115	94,158
Avalon Acquisition, Inc. Class A (a)	27,934	289,676
AxonPrime Infrastructure Acquisition Corp. (a)	3,754	37,915
B. Riley Principal 250 Merger Corp. (a)	3,432	34,680
Banner Acquisition Corp. (a)	5,512	56,388
Better World Acquisition Corp. (a)	3,600	38,448
Bilander Acquisition Corp. Class A (a)(b)	4,788	47,976
BioPlus Acquisition Corp. (a)	6,657	69,100
Bleuacacia Ltd. Class A (a)	50,133	508,850
Blockchain Coinvestors Acquisition Corp. I Class A (a)(b)	8,779	89,897
Blockchain Moon Acquisition Corp. (a)	6,188	64,912
Blue Whale Acquisition Corp. I (a)	12,116	119,706
Blue World Acquisition Corp. (a)	1,613	16,727
Breeze Holdings Acquisition Corp. (a)(b)	4,436	46,889
Bridgetown Holdings Ltd. Class A (a)	70,587	707,988
Brilliant Acquisition Corp. (a)(b)	4,918	53,262
Bullpen Parlay Acquisition Co. (a)	3,726	38,564
Burtech Acquisition Corp. (a)	3,639	37,482
byNordic Acquisition Corp. (a)	9,284	95,811
BYTE Acquisition Corp. Class A (a)	22,411	228,592
Cactus Acquisition Corp. 1 Ltd. (a)	6,618	68,794
Canna-Global Acquisition Corp. (a)	10,398	108,971
Cartesian Growth Corp. II (a)	5,956	62,240
Cascadia Acquisition Corp. Class A (a)	2,973	32,227
CF Acquisition Corp. IV Class A (a)	47,181	484,549
CF Acquisition Corp. VII Class A (a)	4,271	43,820
CF Acquisition Corp. VIII Class A (a)(b)	11,894	126,076
Chain Bridge I Class A (a)	13,927	144,632
CIIG Capital Partners II, Inc. Class A (a)	22,298	228,332
Clean Earth Acquisitions Corp. Class A (a)	13,802	140,642
ClimateRock Class A (a)	1,009	10,423
Conyers Park III Acquisition Corp. Class A (a)	11,482	115,509
Corazon Capital V838 Monoceros Corp. (a)	3,759	38,342
Corner Growth Acquisition Corp. (a)(b)	56,198	565,352
Corner Growth Acquisition Corp. 2 Class A (a)(b)	11,847	123,801
Crescera Capital Acquisition Corp. Class A (a)	2,264	23,591
Crixus BH3 Acquisition Co. (a)	4,612	47,181
DA32 Life Science Tech Acquision Corp. (a)	2,365	23,839
Data Knights Acquisition Corp. Class A (a)	4,680	49,842
Deep Medicine Acquisition Corp. Class A (a)	21,476	222,706
Denali Capital Acquisition Corp. Class A (a)	1,252	13,083
DHC Acquisition Corp. (a)	12,386	123,736
DiamondHead Holdings Corp. (a)(b)	20,014	204,343
Digital Health Acquisition Corp. (a)	1,431	15,813
Digital Transformation Opportunities Corp. (a)	13,139	133,755
Digital World Acquisition Corp. (a)(b)	17,141	253,515
Disruptive Acquisition Corp. I (a)(b)	16,328	185,486
DP Cap Acquisition Corp. I Class A (a)	13,527	140,410
Dragoneer Growth Opportunities Corp. III (a)	52,306	516,783
Dune Acquisition Corp. (a)(b)	26,599	262,000
East Resources Acquisition Co. (a)(b)	9,378	95,515
Edify Acquisition Corp. (a)	21,442	217,851
Edoc Acquisition Corp. Class A (a)	1,542	16,584
EdtechX Holdings Acquisition Corp. II (a)(b)	600	6,372
Energem Corp. Class A (a)	2,351	24,803
Enterprise 4.0 Technology Acquisition Corp. (a)	6,380	66,416
ESGEN Acquisition Corp. Class A (a)(b)	19,076	199,344
Eucrates Biomedical Acquisition Corp. (a)	4,558	45,899
European Biotech Acquisition Corp. Class A (a)	1,100	10,846
Evo Acquisition Corp. Class A (a)(b)	5,911	59,465
ExcelFin Acquisition Corp. Class A (a)	12,469	129,054
Fat Projects Acquisition Corp. (a)	20,151	209,369
Feutune Light Acquisition Corp. Class A (a)(b)	6,342	65,386
FG Merger Corp. (a)	1,007	10,422
Fifth Wall Acquisition Corp. III Class A (a)	52,330	530,626
Finnovate Acquisition Corp. Class A (a)	10,151	105,367
FinServ Acquisition Corp. II Class A (a)	23,391	239,758
Fintech Ecosystem Development Corp. Class A (a)	6,729	70,049
First Reserve Sustainable Growth Corp. (a)	14,459	146,470
FlexShopper, Inc. (a)(b)	15,072	15,675
Focus Impact Acquisition Corp. Class A (a)	6,444	66,567
Forbion European Acquisition Corp. Class A (a)	201	2,111
FTAC Hera Acquisition Corp. (a)	76,967	782,754
FTAC Zeus Acquisition Corp. Class A (a)	42,674	435,702
Future FinTech Group, Inc. (a)(b)	9,290	16,443
Future Health ESG Corp. (a)	3,358	34,520
Games & Esports Experience Acquisition Corp. Class A (a)	1,402	14,665
Genesis Growth Tech Acquisition Corp. (a)	712	7,533
Global Blockchain Acquisition Corp. (a)	5,501	56,220
Global Partner Acquisition Corp. II Class A (a)(b)	17,671	183,778
Global Systems Dynamics, Inc. (a)(b)	3,884	40,782
Global Technology Acquisition Corp. I Class A (a)	10,407	108,025
Globalink Investment, Inc. (a)	3,677	37,873
Goal Acquisitions Corp. (a)	28,701	291,028
Gores Holdings IX, Inc. (a)	17,849	178,847
Green Visor Financial Technology Acquisition Corp. I Class A (a)	8,197	86,069
Growth For Good Acquisition Corp. (a)	9,242	93,899
GSR II Meteora Acquisition Corp. Class A (a)	10,323	105,708
GX Acquisition Corp. II (a)	18,396	186,351
HCM Acquisition Corp. (a)	2,102	21,861
Healthcare AI Acquisition Corp. (a)	12,820	133,200
Healthwell Acquisition Corp. I (a)	6,406	64,508
Hennessy Capital Investment Corp. VI Class A (a)	15,376	154,529
HHG Capital Corp. (a)	1,448	15,117
Home Plate Acquisition Corp. (a)	6,074	61,469
Inception Growth Acquisition Ltd. (a)	16,315	167,392
Independence Holdings Corp. Class A (a)	34,694	353,185
Industrial Tech Acquisitions II, Inc. (a)	3,192	32,910
Innovative International Acquisition Corp. Class A (a)	9,297	98,176
Integral Acquisition Corp. 1 (a)	1,063	10,853
Intelligent Medicine Acquisition Corp. Class A (a)(b)	4,559	46,775
International Media Acquisition Corp. (a)	6,960	72,802
InterPrivate IV InfraTech Partners, Inc. (a)	11,915	121,533
Intuitive Machines, Inc. Class A (a)(b)	16,204	325,700
Investcorp Europe Acquisition Corp. I (a)	11,247	116,969
Investcorp India Acquisition Corp. (a)	1,467	15,359
Iris Acquisition Corp. Class A (a)	29,112	294,031
IX Acquisition Corp. Class A (a)	10,419	106,899
Jaws Hurricane Acquisition Corp. Class A (a)	21,452	216,880
Jaws Juggernaut Acquisition Corp. Class A (a)	6,008	61,161
Jupiter Acquisition Corp. (a)	5,254	52,908
Kadem Sustainable Impact Corp. Class A (a)	5,251	53,140
Keyarch Acquisition Corp. (a)	1,883	19,301
Khosla Ventures Acquisition Co. III (a)	166,927	1,682,624
KludeIn I Acquisition Corp. (a)	13,665	142,526
L Catterton Asia Acquisition Corp. Class A (a)(b)	13,075	133,888
LAMF Global Ventures Corp. I (a)	13,867	144,217
Landcadia Holdings IV, Inc. Class A (a)	43,419	435,927
LanzaTech Global, Inc. (a)(b)	1,196	5,573
LatAmGrowth SPAC (a)	4,041	42,026
LAVA Medtech Acquisition Corp. Class A (a)	6,705	69,665
LDH Growth Corp. I Class A (a)	10,420	106,284
Lead Edge Growth Opportunities Ltd. Class A (a)	15,211	155,000
Levere Holdings Corp. Class A (a)	12,733	129,813
LF Capital Acquisition Corp. II (a)	48,609	504,561
Liberty Resources Acquisition Corp. Class A (a)	3,303	34,516
Lionheart III Corp. (a)(b)	3,529	51,523
LIV Capital Acquisition Corp. II (a)	1,805	18,718
LM Funding America, Inc. (a)	6,078	7,962
Malacca Straits Acquisition Co. Ltd. Class A (a)	6,813	71,196
Maquia Capital Acquisition Corp. Class A (a)(b)	23,638	250,326
Marblegate Acquisition Corp. (a)	13,895	139,367
Maxpro Capital Acquisition Corp. (a)	13,427	140,984
McLaren Technology Acquisition Corp. Class A (a)	5,544	57,602
MedTech Acquisition Corp. Class A (a)	17,239	175,838
MELI Kaszek Pioneer Corp. (a)(b)	15,932	162,666
Mercato Partners Acquisition Corp. Class A (a)(b)	3,381	35,264
Metal Sky Star Acquisition Corp. (a)	10,593	108,260
Microalgo, Inc. (a)(b)	39,101	78,593
Minority Equality Opportunities Acquisition, Inc. Class A (a)	1,582	16,864
Monterey Bio Acquisition Corp. (a)	13,454	142,343
Moringa Acquisition Corp. Class A (a)	5,285	53,696
Mountain & Co. I Acquisition Corp. (a)	6,280	66,254
Mountain Crest Acquisition Corp. IV (a)	2,322	24,056
Mountain Crest Acquisition Corp. V (a)	17,855	181,585
MSD Acquisition Corp. Class A (a)	40,622	414,141
New Providence Acquisition Corp. II Class A (a)	5,325	54,901
Newbury Street Acquisition Corp. (a)	6,961	70,236
Newcourt Acquisition Corp. Class A (a)	10,488	110,963
NewHold Investment Corp. II Class A (a)(b)	13,519	138,164
Noble Rock Acquisition Corp. Class A (a)(b)	11,942	121,928
Nocturne Acquisition Corp. (a)	17,571	189,064
Nova Vision Acquisition Corp. (a)	150	1,578
OCA Acquisition Corp. Class A (a)	8,868	91,074
Ocean Biomedical, Inc. Class A (a)(b)	2,871	22,968
OceanTech Acquisitions I Corp. Class A (a)	1,749	18,627
OmniLit Acquisition Corp. Class A (a)	2,506	25,486
Onyx Acquisition Co. I Class A (a)	10,960	114,203
OPY Acquisition Corp. I Class A (a)	1,750	17,483
Orion Biotech Opportunities Corp. Class A (a)	5,741	58,501
Oxbridge Acquisition Corp. Class A (a)(b)	7,561	80,449
Oxus Acquisition Corp. (a)	8,028	83,491
PepperLime Health Acquisition Corp. Class A (a)(b)	7,163	73,063
Perception Capital Corp. II Class A (a)	6,893	72,377
Phoenix Biotech Acquisition Corp. (a)	10,588	113,080
PHP Ventures Acquisition Corp. Class A (a)	1,807	19,046
Plum Acquisition Corp. I Class A (a)	6,545	66,824
Pono Capital Two, Inc. (a)	1,883	19,536
Power & Digital Infrastructure Acquisition II Corp. (a)	13,806	141,788
PowerUp Acquisition Corp. Class A (a)	5,490	57,371
Prime Number Acquisition I Corp. (a)	1,128	11,664
Priveterra Acquisition Corp. (a)	14,763	148,885
Prospector Capital Corp. Class A (a)	31,408	313,452
Relativity Acquisition Corp. Class A (a)(c)	3,558	43,692
Revelstone Capital Acquisition Corp. (a)	3,211	32,736
RF Acquisition Corp. (a)	385	3,939
RMG Acquisition Corp. III Class A (a)	23,202	232,484
ROC Energy Acquisition Corp. (a)	6,729	69,847
Rose Hill Acquisition Corp. Class A (a)(b)	5,199	53,706
Rosecliff Acquisition Corp. I (a)(b)	14,419	145,055
Roth CH Acquisition IV Co. (a)(b)	4,724	48,563
Roth CH Acquisition V Co. (a)	9,625	98,560
Schultze Special Purpose Acquisition Corp. II Class A (a)	1,986	20,307
Screaming Eagle Acquisition Corp. (a)	39,390	397,248
Semper Paratus Acquisition Corp. Class A (a)(b)	5,967	63,787
SEP Acquisition Corp. Class A (a)	3,822	38,984
SHUAA Partners Acquisition Corp. I Class A (a)(b)	3,561	37,177
Silver Spike Acquisition Corp. II Class A (a)	5,656	57,691
SILVERspac, Inc. Class A (a)	5,375	54,556
Sizzle Acquisition Corp. (a)	10,451	108,377
SK Growth Opportunities Corp. (a)	11,427	118,269
Skydeck Acquisition Corp. Class A (a)	3,706	37,579
Slam Corp. (a)(b)	29,043	297,400
Social Capital Suvretta Holdings Corp. II (a)	6,600	67,320
Social Capital Suvretta Holdings Corp. IV (a)	6,040	61,548
Sound Point Acquisition Corp. I Ltd. (a)	601	6,304
Southland Holdings, Inc. (a)(b)	18,435	155,038
SportsMap Tech Acquisition Corp. (a)	7,111	73,386
Springwater Special Situations Corp. (a)(b)	13,177	134,669
StoneBridge Acquisition Corp. (a)	7,553	79,307
Stratim Cloud Acquisition Corp. (a)	3,529	35,784
Sustainable Development Acquisition I Corp. Class A (a)	22,589	227,697
Swiftmerge Acquisition Corp. Class A (a)	2,517	25,850
SWK Holdings Corp. (a)(b)	5,279	98,981
Talon 1 Acquisition Corp. Class A (a)	2,685	28,193
Target Global Acquisition I Corp. (a)	2,760	28,649
Tastemaker Acquisition Corp. Class A (a)(b)	22,661	233,635
TB SA Acquisition Corp. (a)	12,266	125,236
Tech and Energy Transition Corp. Class A (a)	38,470	389,701
TG Venture Acquisition Corp. (a)	5,333	54,930
Thunder Bridge Capital Partner IV, Inc. (a)	4,969	49,988
Thunder Bridge Capital Partners III, Inc. Class A (a)	19,136	190,020
TKB Critical Technologies 1 Class A (a)(b)	29,046	306,435
TLGY Acquisition Corp. (a)	1,607	16,753
TPB Acquisition Corp. I Class A (a)	2,118	22,769
TradeUP Acquisition Corp. (a)	1,582	16,421
Two Bit Entertainment Corp. (a)	1,573	16,375
UTA Acquisition Corp. Class A (a)	12,234	126,867
Vahanna Tech Edge Acquisition I Corp. (a)	2,626	27,337
Valuence Merger Corp. I Class A (a)	960	10,080
Vector Acquisition Corp. II Class A (a)	40,000	408,000
Verde Clean Fuels, Inc. (a)(b)	3,630	42,108
Vision Sensing Acquisition Corp. Class A (a)	3,608	37,668
VMG Consumer Acquisition Corp. Class A (a)	3,946	40,683
VPC Impact Acquisition Holding II Class A (a)	9,812	100,475
Welsbach Technology Metals Acquisition Corp. (a)	1,791	18,519
Western Acquisition Ventures Corp. (a)	1,125	11,531
WinVest Acquisition Corp. (a)	1,876	19,642
Worldwide Webb Acquisition Corp. Class A (a)	4,207	43,332
XPAC Acquisition Corp. (a)	1,680	17,035
Yotta Acquisition Corp. (a)	5,156	52,797
Zimmer Energy Transition Acquisition Corp. (a)	12,820	129,097
		32,510,786
Insurance - 0.7%
Amerisafe, Inc.	9,587	522,875
Arch Capital Group Ltd. (a)	207,200	14,504,000
Atlantic American Corp. (b)	8,809	21,494
Brighthouse Financial, Inc. (a)	36,700	2,122,361
BRP Group, Inc. (a)	37,986	1,091,718
Cincinnati Financial Corp. (b)	89,345	10,783,942
Conifer Holdings, Inc. (a)(b)	3,312	5,399
Donegal Group, Inc. Class A	18,229	280,180
eHealth, Inc. (a)	14,424	106,161
Enstar Group Ltd. (a)	9,493	2,321,133
Erie Indemnity Co. Class A	26,740	6,294,329
Fanhua, Inc. ADR	18,931	143,876
FG Financial Group, Inc. (a)(b)	3,213	8,418
GoHealth, Inc. (a)(b)	3,981	64,532
Goosehead Insurance (a)(b)	12,415	579,160
Greenlight Capital Re, Ltd. (a)	7,844	72,008
Hallmark Financial Services, Inc. (a)(b)	824	9,072
Huize Holding Ltd. ADR (a)(b)	8,820	12,172
International General Insurance Holdings Ltd. (b)	24,436	204,774
Investors Title Co.	1,165	190,303
James River Group Holdings Ltd.	24,967	601,705
Kingstone Companies, Inc.	5,340	7,209
Maiden Holdings Ltd. (a)(b)	52,310	122,929
Midwest Holding, Inc. (a)(b)	1,575	24,743
National Western Life Group, Inc.	1,743	470,244
NI Holdings, Inc. (a)	13,483	186,605
Oxbridge Re Holdings Ltd. (a)	5,511	10,774
Palomar Holdings, Inc. (a)	14,396	863,760
Principal Financial Group, Inc.	135,553	12,140,127
Reliance Global Group, Inc. (a)(b)	212	1,158
Root, Inc. (a)(b)	3,480	17,435
Safety Insurance Group, Inc.	8,823	711,928
Selective Insurance Group, Inc.	35,297	3,583,704
Sirius International Insurance (a)(c)	58,865	1
Skyward Specialty Insurance Group, Inc. (b)	16,719	326,355
Tian Ruixiang Holdings Ltd. (a)(b)	301	641
Tiptree, Inc.	21,813	351,189
Trean Insurance Group, Inc. (a)	28,354	172,676
Trupanion, Inc. (a)(b)	22,228	1,319,899
Unico American Corp. (a)	851	1,106
United Fire Group, Inc. (b)	16,750	478,045
United Insurance Holdings Corp. (b)	16,071	28,928
Vericity, Inc. (a)(b)	6,650	45,087
Willis Towers Watson PLC	60,674	14,219,559
		75,023,714
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp. (b)	324,666	3,529,119
Manhattan Bridge Capital, Inc. (b)	8,746	48,540
New York Mortgage Trust, Inc. (b)	284,523	759,676
Seven Hills Realty Trust (b)	921	10,149
		4,347,484
Thrifts & Mortgage Finance - 0.2%
1895 Bancorp of Wisconsin, Inc. (a)(b)	3,059	30,070
Blue Foundry Bancorp (a)	14,520	177,725
Bogota Financial Corp. (a)	8,810	100,170
Bridgewater Bancshares, Inc. (a)	13,282	195,378
Broadway Financial Corp. (a)	16,771	21,970
Capitol Federal Financial, Inc.	85,642	718,536
Carver Bancorp, Inc. (a)	7,032	31,363
Columbia Financial, Inc. (a)(b)	68,761	1,450,857
Cullman Bancorp, Inc.	1,695	19,933
Enact Holdings, Inc. (b)	94,039	2,280,446
FS Bancorp, Inc.	6,150	220,970
Greene County Bancorp, Inc.	5,226	294,224
Hingham Institution for Savings	1,454	413,954
HMN Financial, Inc.	3,382	74,100
Home Bancorp, Inc.	7,434	294,015
Home Federal Bancorp, Inc. (b)	813	14,829
Home Point Capital, Inc. (b)	64,166	100,741
Kearny Financial Corp.	43,102	432,744
Luther Burbank Corp.	22,484	261,489
Magyar Bancorp, Inc.	3,540	44,498
Merchants Bancorp	24,579	743,515
Mr. Cooper Group, Inc. (a)	40,845	1,896,433
NMI Holdings, Inc. (a)	48,402	1,129,703
Northeast Community Bancorp, Inc. (b)	1,901	29,770
Northfield Bancorp, Inc.	31,683	466,057
Oconee Federal Financial Corp. (b)	878	21,125
OP Bancorp	5,419	61,072
PB Bankshares, Inc. (a)	871	12,386
Pioneer Bancorp, Inc. (a)	10,879	123,041
Ponce Financial Group, Inc. (a)(b)	13,052	119,556
Provident Bancorp, Inc.	14,544	133,368
Redwoods Acquisition Corp. (a)	11,252	114,995
Security National Financial Corp. Class A	7,773	53,711
Southern Missouri Bancorp, Inc.	6,368	294,711
Sterling Bancorp, Inc. (a)	23,636	146,543
TC Bancshares, Inc. (b)	3,351	54,219
Territorial Bancorp, Inc.	4,189	96,263
TFS Financial Corp. (b)	171,062	2,478,688
Timberland Bancorp, Inc./Washington	5,704	192,681
Trustco Bank Corp., New York	10,680	400,073
Valor Latitude Acquisition Corp. Class A (a)	13,041	132,627
Waterstone Financial, Inc.	16,746	269,611
Western New England Bancorp, Inc.	19,217	193,707
William Penn Bancorp, Inc. (b)	6,289	74,650
WSFS Financial Corp. (b)	38,651	1,929,071
		18,345,588
TOTAL FINANCIALS		512,149,089
HEALTH CARE - 9.3%
Biotechnology - 5.3%
180 Life Sciences Corp. (a)(b)	844	2,422
2seventy bio, Inc. (a)	27,817	375,251
4D Molecular Therapeutics, Inc. (a)	19,051	366,541
4D Pharma PLC ADR (a)(b)(c)	2,099	3,463
89Bio, Inc. (a)(b)	26,832	365,452
Aadi Bioscience, Inc. (a)(b)	11,601	124,943
Aadi Bioscience, Inc. rights (a)(c)	22,410	0
Abcam PLC ADR (a)	14,866	214,219
Abeona Therapeutics, Inc. (a)(b)	3,435	7,866
Absci Corp. (a)(b)	51,699	109,602
ABVC BioPharma, Inc. (a)(b)	49,915	33,144
AC Immune SA (a)(b)	37,118	85,000
ACADIA Pharmaceuticals, Inc. (a)	95,418	1,974,198
Achieve Life Sciences, Inc. (a)(b)	10,358	50,236
Achilles Therapeutics PLC ADR (a)	21,590	24,397
Acorda Therapeutics, Inc. (a)(b)	6,110	5,520
Acrivon Therapeutics, Inc. (a)	9,052	183,937
Acumen Pharmaceuticals, Inc. (a)(b)	21,758	114,665
Acurx Pharmaceuticals, Inc. (a)(b)	8,683	29,001
Adagene, Inc. ADR (a)(b)	10,309	18,556
Adamas Pharmaceuticals, Inc.:
rights (a)(c)	26,195	7,073
rights (a)(c)	26,195	2,358
Adaptimmune Therapeutics PLC sponsored ADR (a)	105,910	187,461
Adicet Bio, Inc. (a)	21,229	167,285
Adicet Bio, Inc. rights (a)(c)	3,438	0
Aditxt, Inc. (a)(b)	1,779	2,064
ADMA Biologics, Inc. (a)	115,355	409,510
Adverum Biotechnologies, Inc. (a)	11,628	8,372
Aeglea BioTherapeutics, Inc. (a)(b)	34,317	13,452
Aerovate Therapeutics, Inc. (a)(b)	13,597	334,078
Aeterna Zentaris, Inc. (a)(b)	3,659	12,038
Affimed NV (a)	135,947	123,603
Agenus, Inc. (a)	174,976	360,451
Agios Pharmaceuticals, Inc. (a)(b)	32,726	828,295
Aileron Therapeutics, Inc. (a)(b)	4,039	6,018
Akebia Therapeutics, Inc. (a)	81,930	69,042
Akero Therapeutics, Inc. (a)	27,027	1,229,999
Akouos, Inc. (CVR) (c)	22,594	17,849
Alaunos Therapeutics, Inc. (a)(b)	133,508	74,097
Albireo Pharma, Inc. (a)	10,788	480,605
Aldeyra Therapeutics, Inc. (a)	30,129	203,672
Alector, Inc. (a)	43,832	374,325
Aligos Therapeutics, Inc. (a)(b)	30,622	44,708
Alkermes PLC (a)	93,120	2,490,029
Allakos, Inc. (a)	41,210	245,200
Allogene Therapeutics, Inc. (a)(b)	79,583	505,352
Allovir, Inc. (a)(b)	63,966	431,771
Alnylam Pharmaceuticals, Inc. (a)	69,905	13,383,312
Alpine Immune Sciences, Inc. (a)	21,624	172,343
Alterity Therapeutics Ltd. ADR (a)(b)	1,212	4,012
Altimmune, Inc. (a)(b)	30,555	384,687
Alvotech SA (a)(b)	13,301	184,352
ALX Oncology Holdings, Inc. (a)(b)	22,550	149,281
Alzamend Neuro, Inc. (a)(b)	40,587	21,791
Amarin Corp. PLC ADR (a)(b)	214,385	435,202
Amgen, Inc.	300,558	69,627,266
Amicus Therapeutics, Inc. (a)	168,225	2,218,888
AnaptysBio, Inc. (a)(b)	15,023	374,073
Anavex Life Sciences Corp. (a)(b)	53,320	507,606
Anika Therapeutics, Inc. (a)	7,769	246,277
Anixa Biosciences, Inc. (a)	24,102	106,531
Annexon, Inc. (a)	25,755	137,274
AnPac Bio-Medical Science Co. Ltd. ADR (a)(b)	3,401	29,181
Apellis Pharmaceuticals, Inc. (a)	61,463	4,024,597
Apexigen, Inc. (a)(b)	21,401	19,261
Applied Therapeutics, Inc. (a)	23,060	23,291
Aptevo Therapeutics, Inc. (a)(b)	7,524	15,951
Aptinyx, Inc. (a)(b)	71,538	14,021
Aptorum Group Ltd. (a)	2,413	7,722
Aptose Biosciences, Inc. (a)(b)	32,455	18,889
AquaBounty Technologies, Inc. (a)	39,718	26,218
Aravive, Inc. (a)(b)	23,256	44,419
Arbutus Biopharma Corp. (a)	118,928	330,620
ARCA Biopharma, Inc. (a)(b)	25,116	55,255
Arcellx, Inc.	25,227	706,608
Arcturus Therapeutics Holdings, Inc. (a)(b)	15,029	244,221
Arcutis Biotherapeutics, Inc. (a)	33,142	536,238
Ardelyx, Inc. (a)	90,628	261,009
Argenx SE ADR (a)	17,376	6,359,964
Aridis Pharmaceuticals, Inc. (a)(b)	19,230	10,846
Arrowhead Pharmaceuticals, Inc. (a)	63,182	2,040,779
Ars Pharmaceuticals, Inc. (a)	44,909	400,588
Ascendis Pharma A/S sponsored ADR (a)	31,251	3,471,674
Aslan Pharmaceuticals Ltd. ADR (a)(b)	39,841	30,080
Assembly Biosciences, Inc. (a)	29,090	39,562
Astria Therapeutics, Inc. (a)	14,520	176,854
Atara Biotherapeutics, Inc. (a)	70,653	286,145
Athenex, Inc. (a)	2,227	5,879
Athersys, Inc. (a)(b)	5,183	8,241
Atossa Therapeutics, Inc. (a)(b)	65,687	48,608
Atreca, Inc. (a)(b)	11,273	16,120
aTyr Pharma, Inc. (a)	16,950	35,765
Aura Biosciences, Inc. (a)	16,064	160,479
Aurinia Pharmaceuticals, Inc. (a)	76,895	698,976
Autolus Therapeutics PLC ADR (a)(b)	53,736	104,248
Avalo Therapeutics, Inc. (a)(b)	4,548	11,688
Avid Bioservices, Inc. (a)(b)	33,787	556,134
Avidity Biosciences, Inc. (a)(b)	35,416	839,359
Avita Medical, Inc. (a)(b)	12,445	166,887
AVROBIO, Inc. (a)(b)	1,470	2,058
Axcella Health, Inc. (a)(b)	23,744	13,776
Aziyo Biologics, Inc. (a)(b)	2,648	10,804
Beam Therapeutics, Inc. (a)(b)	40,229	1,618,815
BeiGene Ltd. ADR (a)(b)	27,072	6,081,183
Bellerophon Therapeutics, Inc. (a)(b)	4,969	8,795
Bellicum Pharmaceuticals, Inc. (a)(b)	22,867	20,649
BELLUS Health, Inc. (a)	84,292	649,048
Benitec Biopharma, Inc. (a)(b)	11,813	3,544
BeyondSpring, Inc. (a)(b)	20,183	38,146
Bicycle Therapeutics PLC ADR (a)(b)	17,144	389,683
Bio-Path Holdings, Inc. (a)(b)	15,100	27,331
BioAtla, Inc. (a)(b)	20,287	60,455
BioCardia, Inc. (a)(b)	17,950	38,952
Biocept, Inc. (a)(b)	5,682	2,960
BioCryst Pharmaceuticals, Inc. (a)	104,504	924,860
Biogen, Inc. (a)	81,558	22,009,242
BioLine RX Ltd. sponsored ADR (a)	32,026	19,216
BioMarin Pharmaceutical, Inc. (a)	106,278	10,584,226
Biomea Fusion, Inc. (a)	17,536	225,162
BioNTech SE ADR	51,966	6,758,178
Biora Therapeutics, Inc. (a)(b)	1,106	3,384
BioRestorative Therapies, Inc. (a)(b)	3,862	10,543
BioVie, Inc. (a)	20,890	160,644
BioXcel Therapeutics, Inc. (a)(b)	20,250	646,380
Black Diamond Therapeutics, Inc. (a)(b)	11,660	20,638
Blue Water Vaccines, Inc. (b)	3,818	4,467
bluebird bio, Inc. (a)	49,567	257,748
Blueprint Medicines Corp. (a)	35,974	1,524,218
Bolt Biotherapeutics, Inc. (a)(b)	25,402	40,897
Bone Biologics Corp. (a)(b)	5,900	1,792
BrainStorm Cell Therpeutic, Inc. (a)(b)	23,733	53,637
BriaCell Therapeutics Corp. (a)(b)	7,229	51,181
BridgeBio Pharma, Inc. (a)(b)	93,528	1,068,090
Burning Rock Biotech Ltd. ADR (a)(b)	25,600	83,456
C4 Therapeutics, Inc. (a)(b)	24,762	130,496
Cabaletta Bio, Inc. (a)(b)	15,232	134,651
Calyxt, Inc. (a)(b)	37,971	15,952
Candel Therapeutics, Inc. (a)	13,241	23,834
Capricor Therapeutics, Inc. (a)(b)	16,945	77,100
Cardiff Oncology, Inc. (a)	13,765	23,813
CareDx, Inc. (a)	27,154	456,730
Caribou Biosciences, Inc. (a)	29,872	181,920
CASI Pharmaceuticals, Inc. (a)(b)	22,221	41,553
Catalyst Biosciences, Inc. (a)	25,124	7,462
Catalyst Biosciences, Inc. rights (a)(c)	25,124	0
Catalyst Pharmaceutical Partners, Inc. (a)	57,557	878,320
Celcuity, Inc. (a)	9,722	114,525
Celldex Therapeutics, Inc. (a)	25,225	1,079,378
Cellectar Biosciences, Inc. (a)(b)	5,942	9,270
Cellectis SA sponsored ADR (a)	10,776	23,707
Celularity, Inc. Class A (a)	79,434	54,492
Celyad Oncology SA ADR (a)(b)	2,012	2,173
Centessa Pharmaceuticals PLC ADR (a)(b)	22,686	79,855
Centogene NV (a)	11,156	11,937
Century Therapeutics, Inc. (a)	33,174	149,615
Cerevel Therapeutics Holdings (a)	89,940	2,400,499
Checkpoint Therapeutics, Inc. (a)(b)	4,438	20,725
Chemomab Therapeutics Ltd. ADR (a)(b)	11,737	18,192
Chimerix, Inc. (a)	52,138	82,378
Chinook Therapeutics, Inc. (a)	40,508	883,885
Chinook Therapeutics, Inc. rights (a)(c)	11,497	0
Cidara Therapeutics, Inc. (a)(b)	66,465	100,362
Clementia Pharmaceuticals, Inc. rights (a)(c)	21,066	0
Clene, Inc. (a)(b)	39,010	49,153
Codiak Biosciences, Inc. (a)	21,826	10,476
Coeptis Therapeutics Holdings (a)(b)	2,844	4,636
Cogent Biosciences, Inc. (a)	39,208	518,722
Cogent Biosciences, Inc. rights (a)(c)	12,548	0
CohBar, Inc. (a)	3,590	7,001
Coherus BioSciences, Inc. (a)	43,446	294,129
Collplant Biotechnologies Ltd. (a)	5,925	64,346
Comera Life Sciences Holdings, Inc. (a)(b)	4,547	5,593
Compass Pathways PLC ADR (a)(b)	13,678	112,844
Compass Therapeutics, Inc. (a)	51,226	194,147
Concert Pharmaceuticals, Inc. (a)	24,247	203,190
Connect Biopharma Holdings Ltd. ADR (a)(b)	19,032	24,361
ContraFect Corp. (a)(b)	303	1,051
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	2,168	6,482
Corvus Pharmaceuticals, Inc. (a)(b)	27,371	19,981
Crinetics Pharmaceuticals, Inc. (a)	40,924	803,747
CRISPR Therapeutics AG (a)(b)	46,207	2,278,929
CTI BioPharma Corp. (a)(b)	70,768	386,393
Cue Biopharma, Inc. (a)	20,320	56,896
Cullinan Oncology, Inc. (a)	22,932	258,902
CureVac NV (a)	116,501	1,006,569
Curis, Inc. (a)	54,553	33,932
Cyclacel Pharmaceuticals, Inc. (a)	10,654	8,949
Cyclerion Therapeutics, Inc. (a)	50,166	32,658
Cyclo Therapeutics, Inc. (a)(b)	6,976	10,324
Cyteir Therapeutics, Inc. (a)(b)	22,035	33,273
Cytokinetics, Inc. (a)(b)	54,647	2,369,494
CytomX Therapeutics, Inc. (a)(b)	30,189	64,906
Day One Biopharmaceuticals, Inc. (a)	43,654	804,107
DBV Technologies SA sponsored ADR (a)(b)	23,666	34,316
Decibel Therapeutics, Inc. (a)(b)	8,575	36,701
Deciphera Pharmaceuticals, Inc. (a)	39,810	577,245
Denali Therapeutics, Inc. (a)	78,747	2,137,981
Dermata Therapeutics, Inc. (a)	15,860	4,124
DermTech, Inc. (a)(b)	11,915	46,349
Design Therapeutics, Inc. (a)(b)	29,265	206,904
DiaMedica Therapeutics, Inc. (a)	42,740	73,940
Diffusion Pharmaceuticals, Inc. (a)(b)	2,365	13,528
Disc Medicine, Inc. (a)(b)	1,048	26,200
Disc Medicine, Inc. rights (a)(c)	10,484	0
Dominari Holdings, Inc. (a)(b)	4,540	17,978
Dyadic International, Inc. (a)(b)	48,866	66,946
Dynavax Technologies Corp. (a)(b)	71,327	734,668
Dyne Therapeutics, Inc. (a)	27,351	352,281
Eagle Pharmaceuticals, Inc. (a)	7,885	220,780
Edesa Biotech, Inc. (a)(b)	19,777	28,281
Editas Medicine, Inc. (a)(b)	38,353	346,711
Effector Therapeutics, Inc. Class A (a)(b)	24,005	11,525
Eiger Biopharmaceuticals, Inc. (a)	23,309	43,821
Eledon Pharmaceuticals, Inc. (a)	10,482	24,423
Elevation Oncology, Inc. (a)	12,156	13,372
Eliem Therapeutics, Inc. (a)(b)	14,651	52,158
Enanta Pharmaceuticals, Inc. (a)	11,608	562,988
Enlivex Therapeutics Ltd. (a)(b)	10,420	41,367
Enochian Biosciences, Inc. (a)(b)	25,710	26,481
Ensysce Biosciences, Inc. (a)(b)	1,042	510
Entera Bio Ltd. (a)(b)	17,597	15,767
Entrada Therapeutics, Inc. (a)	17,653	225,076
EQRx, Inc. (a)	284,839	643,736
Equillium, Inc. (a)	18,701	17,205
Erasca, Inc. (a)	68,217	245,581
Erytech Pharma SA ADR (a)	2,542	2,059
Essa Pharma, Inc. (a)(b)	19,039	64,066
Eterna Therapeutics, Inc. (a)(b)	1,165	4,427
Evaxion Biotech A/S ADR (a)(b)	2,428	3,739
Evelo Biosciences, Inc. (a)(b)	35,177	21,806
Evogene Ltd. (a)	59,007	43,954
Exact Sciences Corp. (a)	100,779	6,281,555
Exagen, Inc. (a)(b)	8,533	22,186
Exelixis, Inc. (a)	178,272	3,044,886
Exicure, Inc. (a)(b)	2,041	2,368
Exscientia Ltd. ADR (a)(b)	18,767	122,173
F-star Therapeutics, Inc. (a)	12,945	69,256
F-star Therapeutics, Inc.:
rights (a)(c)	1,855	0
rights (a)(c)	1,855	0
Fate Therapeutics, Inc. (a)	62,224	380,811
Fennec Pharmaceuticals, Inc. (a)(b)	19,507	175,563
FibroGen, Inc. (a)	57,654	1,279,919
Finch Therapeutics Group, Inc. (a)(b)	25,491	10,553
First Wave BioPharma, Inc. (a)(b)	48	171
Flexion Therapeutics, Inc. rights (a)(c)	69,500	1
Foghorn Therapeutics, Inc. (a)(b)	23,691	135,749
Fortress Biotech, Inc. (a)	60,011	46,208
Frequency Therapeutics, Inc. (a)(b)	14,063	9,563
Fresh Tracks Therapeutics, Inc. (a)(b)	2,323	4,158
Fusion Pharmaceuticals, Inc. (a)	25,136	111,101
G1 Therapeutics, Inc. (a)	21,859	79,130
Gain Therapeutics, Inc. (a)(b)	10,062	41,858
Galapagos NV sponsored ADR (a)	10,095	378,411
Galectin Therapeutics, Inc. (a)(b)	67,748	140,238
Galecto, Inc. (a)(b)	6,022	13,188
Galera Therapeutics, Inc. (a)(b)	19,470	34,462
Galmed Pharmaceuticals Ltd. (a)(b)	27,177	13,045
Gamida Cell Ltd. (a)(b)	36,417	53,533
Genelux Corp. (b)	5,517	82,038
Generation Bio Co. (a)	30,848	122,158
Genetron Holdings Ltd. ADR (a)(b)	12,262	12,262
Genfit ADR (a)(b)	3,215	13,760
Genmab A/S ADR (a)(b)	25,385	953,461
Genprex, Inc. (a)(b)	35,156	45,000
GeoVax Labs, Inc. (a)(b)	6,138	4,127
Geron Corp. (a)	228,519	635,283
Gilead Sciences, Inc.	707,195	56,950,413
GlycoMimetics, Inc. (a)(b)	30,238	46,567
Gossamer Bio, Inc. (a)(b)	56,091	97,037
Gracell Biotechnologies, Inc. ADR (a)	33,164	66,660
Graphite Bio, Inc. (a)(b)	10,956	28,814
GreenLight Biosciences Holdings PBC Class A (a)	81,319	39,033
Greenwich Lifesciences, Inc. (a)(b)	7,220	112,704
Grifols SA ADR (a)	70,799	613,119
Gritstone Bio, Inc. (a)	38,068	93,267
Gt Biopharma, Inc. (a)	30,673	21,042
Halozyme Therapeutics, Inc. (a)	77,113	3,700,653
Harpoon Therapeutics, Inc. (a)(b)	20,157	15,610
HCW Biologics, Inc. (a)(b)	23,272	40,959
Heron Therapeutics, Inc. (a)(b)	53,573	126,968
HilleVax, Inc. (b)	18,155	305,912
Histogen, Inc. (a)	2,611	2,637
Homology Medicines, Inc. (a)(b)	29,351	44,614
Hookipa Pharma, Inc. (a)	14,947	12,929
Horizon Therapeutics PLC (a)	128,330	14,050,852
Humacyte, Inc. Class A (a)(b)	58,271	178,309
Humanigen, Inc. (a)(b)	42,206	6,331
I-Mab ADR (a)	34,347	147,692
Icosavax, Inc. (a)(b)	21,560	176,361
Ideaya Biosciences, Inc. (a)(b)	31,393	554,086
IGM Biosciences, Inc. (a)(b)	20,964	440,663
Immatics NV (a)(b)	33,359	282,551
Immix Biopharma, Inc. (a)	3,185	6,625
Immucell Corp. (a)	2,008	11,767
Immuneering Corp. (a)	12,929	63,223
Immunic, Inc. (a)(b)	24,307	48,128
ImmunityBio, Inc. (a)(b)	238,928	582,984
Immunocore Holdings PLC ADR (a)	14,458	793,021
ImmunoGen, Inc. (a)	118,035	457,976
Immunome, Inc. (a)(b)	5,950	27,192
Immunovant, Inc. (a)	70,168	1,225,835
Immutep Ltd. ADR (a)(b)	18,722	30,704
Impel Pharmaceuticals, Inc. (a)(b)	15,005	20,857
Imunon, Inc. (a)(b)	4,368	6,203
IMV, Inc. (a)(b)	4,882	3,794
In8bio, Inc. (a)(b)	6,860	10,496
Incyte Corp. (a)	124,372	9,574,157
Indaptus Therapeutics, Inc. (a)(b)	14,123	24,715
Infinity Pharmaceuticals, Inc. (a)	53,051	11,353
InflaRx NV (a)(b)	26,327	50,548
Inhibikase Therapeutics, Inc. (a)(b)	19,623	14,499
Inhibrx, Inc. (a)(b)	22,443	539,979
Inmune Bio, Inc. (a)(b)	9,762	92,153
Inovio Pharmaceuticals, Inc. (a)(b)	144,978	182,672
Inozyme Pharma, Inc. (a)	19,910	56,345
Insmed, Inc. (a)	81,603	1,663,069
Instil Bio, Inc. (a)	47,996	37,298
Intellia Therapeutics, Inc. (a)	42,922	1,724,177
Intercept Pharmaceuticals, Inc. (a)	26,978	544,416
Inventiva SA ADR (a)(b)	2,231	11,177
Invivyd, Inc. (a)	48,492	84,376
IO Biotech, Inc. (a)(b)	12,730	32,843
Ionis Pharmaceuticals, Inc. (a)	79,115	2,840,229
Iovance Biotherapeutics, Inc. (a)	100,219	730,597
Ironwood Pharmaceuticals, Inc. Class A (a)	85,592	964,622
iTeos Therapeutics, Inc. (a)	21,888	387,636
Iveric Bio, Inc. (a)	73,383	1,524,899
Janux Therapeutics, Inc. (a)(b)	24,032	399,652
Jasper Therapeutics, Inc. (a)	11,380	21,963
Jounce Therapeutics, Inc. (a)	24,576	27,525
Kalvista Pharmaceuticals, Inc. (a)	13,938	102,166
Kamada Ltd. (a)(b)	25,878	109,982
Karuna Therapeutics, Inc. (a)	19,413	3,871,340
Karyopharm Therapeutics, Inc. (a)(b)	56,050	169,271
Kazia Therapeutics Ltd. sponsored ADR (a)(b)	4,948	4,701
Keros Therapeutics, Inc. (a)	16,512	878,769
Kezar Life Sciences, Inc. (a)	32,480	204,299
Kineta, Inc.	3,022	20,006
Kineta, Inc. rights (a)(c)	39,785	0
Kiniksa Pharmaceuticals Ltd. (a)	21,394	275,127
Kinnate Biopharma, Inc. (a)	23,511	124,138
Kintara Therapeutics, Inc. (a)(b)	1,218	5,968
Kiromic BioPharma, Inc. (a)(b)	36,662	6,801
Kodiak Sciences, Inc. (a)	24,583	159,790
Kronos Bio, Inc. (a)(b)	13,929	24,236
Krystal Biotech, Inc. (a)	16,196	1,326,614
Kura Oncology, Inc. (a)	42,255	503,680
Kymera Therapeutics, Inc. (a)	29,468	924,706
Lantern Pharma, Inc. (a)(b)	6,838	36,378
Larimar Therapeutics, Inc. (a)	9,372	56,794
LAVA Therapeutics NV (a)	11,124	24,695
Leap Therapeutics, Inc. (a)(b)	56,927	32,454
Legend Biotech Corp. ADR (a)	37,814	1,746,251
Lexicon Pharmaceuticals, Inc. (a)	99,564	224,019
LianBio ADR (a)	15,494	28,664
Liminal BioSciences, Inc. (a)	2,273	13,002
Lisata Therapeutics, Inc. (a)(b)	2,010	6,110
Lixte Biotechnology Holdings, Inc. (a)(b)	25,794	23,408
Longeveron, Inc. (a)(b)	5,000	17,550
Lumos Pharma, Inc. (a)	10,037	33,724
Lyell Immunopharma, Inc. (a)(b)	139,442	299,800
Macrogenics, Inc. (a)	33,170	202,005
Madrigal Pharmaceuticals, Inc. (a)	9,384	2,543,158
Magenta Therapeutics, Inc. (a)	44,600	36,006
Mainz Biomed NV (a)(b)	6,180	43,631
MannKind Corp. (a)(b)	145,163	766,461
Marker Therapeutics, Inc. (a)	2,342	5,082
Medicenna Therapeutics Corp. (a)(b)	34,144	20,828
MediciNova, Inc. (a)(b)	25,966	57,125
MEI Pharma, Inc. (a)(b)	63,738	14,163
MeiraGTx Holdings PLC (a)	27,678	213,674
Mereo Biopharma Group PLC ADR (a)(b)	96,630	86,233
Merrimack Pharmaceuticals, Inc. (a)	5,307	60,924
Mersana Therapeutics, Inc. (a)(b)	62,187	376,853
Merus BV (a)(b)	24,770	472,364
Mesoblast Ltd. sponsored ADR (a)(b)	7,548	24,908
Midatech Pharma PLC ADR (a)(b)	1,479	769
MiMedx Group, Inc. (a)	60,376	290,409
Minerva Neurosciences, Inc. (a)(b)	6,000	12,960
MiNK Therapeutics, Inc. (a)(b)	16,475	34,762
Mirati Therapeutics, Inc. (a)	31,625	1,449,690
Mirum Pharmaceuticals, Inc. (a)(b)	18,963	445,820
Moderna, Inc. (a)	216,380	30,035,708
Molecular Partners AG ADR (a)	1,070	6,784
Molecular Templates, Inc. (a)(b)	52,167	24,518
Moleculin Biotech, Inc. (a)(b)	15,561	18,829
Monopar Therapeutics, Inc. (a)(b)	13,453	42,108
Monte Rosa Therapeutics, Inc. (a)	24,310	147,805
Moonlake Immunotherapeutics (a)	17,109	328,322
Morphic Holding, Inc. (a)	25,856	1,099,397
Morphosys AG sponsored ADR (a)	6,994	31,333
Mustang Bio, Inc. (a)	45,890	25,240
Myriad Genetics, Inc. (a)	44,051	833,445
Nanobiotix SA ADR (a)	1,588	5,590
Natera, Inc. (a)	63,503	3,083,071
Neoleukin Therapeutics, Inc. (a)	22,529	11,343
Neubase Therapeutics, Inc. (a)(b)	19,719	4,535
Neurobo Pharmaceuticals, Inc. (a)(b)	915	586
Neurobo Pharmaceuticals, Inc. rights (a)(c)	612	0
Neurocrine Biosciences, Inc. (a)	53,541	5,520,077
NewAmsterdam Pharma Co. NV (a)(b)	12,577	166,016
Neximmune, Inc. (a)(b)	11,947	5,137
NextCure, Inc. (a)(b)	15,140	23,467
Nkarta, Inc. (a)(b)	31,469	132,170
Novavax, Inc. (a)(b)	44,969	416,413
NuCana PLC ADR (a)(b)	18,775	27,224
Nurix Therapeutics, Inc. (a)	35,104	331,031
Nuvalent, Inc. Class A (a)(b)	29,507	893,767
Nuvectis Pharma, Inc. (b)	6,558	74,302
Nymox Pharmaceutical Corp. (a)(b)	50,678	17,737
ObsEva SA (a)(b)	82,227	11,347
Ocugen, Inc. (a)(b)	111,130	110,708
Olema Pharmaceuticals, Inc. (a)	19,973	81,889
Omega Therapeutics, Inc. (a)(b)	27,098	175,053
Omniab, Inc. (c)	3,424	10,683
Omniab, Inc. (c)	3,424	10,101
OncoCyte Corp. (a)(b)	67,850	24,691
Oncolytics Biotech, Inc. (a)(b)	34,659	52,682
Oncorus, Inc. (a)	5,013	2,005
OncoSec Medical, Inc. (a)(b)	706	762
Oncternal Therapeutics, Inc. (a)	28,548	25,453
Oncternal Therapeutics, Inc. rights (a)(c)	4,319	0
OpGen, Inc. (a)(b)	1,305	1,357
Opthea Ltd. ADR (a)(b)	5,049	22,418
Orchard Therapeutics PLC ADR (a)	26,079	11,996
Organogenesis Holdings, Inc. Class A (a)	71,506	175,190
Organovo Holdings, Inc. (a)(b)	6,946	16,462
Orgenesis, Inc. (a)(b)	14,931	21,501
ORIC Pharmaceuticals, Inc. (a)(b)	18,357	81,322
Outlook Therapeutics, Inc. (a)(b)	106,981	116,609
Ovid Therapeutics, Inc. (a)(b)	34,929	86,275
Oyster Point Pharma, Inc. rights (a)(c)	14,178	0
Panbela Therapeutics, Inc. (a)(b)	146	200
Pardes Biosciences, Inc. (a)	30,249	42,651
Passage Bio, Inc. (a)	20,164	24,802
PDS Biotechnology Corp. (a)	17,716	135,527
PepGen, Inc.	13,803	210,772
PharmaCyte Biotech, Inc. (a)(b)	26,211	78,633
Pharming Group NV ADR (a)	2,093	25,576
Phio Pharmaceuticals Corp. (a)(b)	2,856	14,965
Pieris Pharmaceuticals, Inc. (a)	22,483	33,725
Pluri, Inc. (a)(b)	25,169	25,421
Plus Therapeutics, Inc. (a)(b)	133,500	45,417
PMV Pharmaceuticals, Inc. (a)(b)	22,093	159,291
Point Biopharma Global, Inc. (a)(b)	64,547	483,457
Polarityte, Inc. (a)(b)	4,691	3,542
Portage Biotech, Inc. (a)(b)	9,081	34,689
Poseida Therapeutics, Inc. (a)	45,001	256,056
Praxis Precision Medicines, Inc. (a)	30,282	92,814
Precigen, Inc. (a)	111,174	140,079
Precision BioSciences, Inc. (a)	32,101	35,953
Prelude Therapeutics, Inc. (a)	34,715	196,487
Prenetics Global Ltd. (a)(b)	44,743	49,888
Prime Medicine, Inc. (b)	53,750	883,113
ProKidney Corp. (a)(b)	30,445	355,902
Prometheus Biosciences, Inc. (a)	25,426	3,111,888
ProQR Therapeutics BV (a)(b)	36,293	107,064
Protagenic Therapeutics, Inc. (a)	20,025	8,617
Protagonist Therapeutics, Inc. (a)	40,655	659,424
Prothena Corp. PLC (a)	25,528	1,423,441
PTC Therapeutics, Inc. (a)	39,780	1,737,193
Puma Biotechnology, Inc. (a)	21,531	83,110
PureTech Health PLC ADR (a)(b)	566	15,424
Pyxis Oncology, Inc. (a)(b)	17,549	39,836
Qualigen Therapeutics, Inc. (a)(b)	4,888	5,523
Quince Therapeutics, Inc. (a)(b)	15,115	14,021
Radius Health, Inc. (c)	26,855	0
Rallybio Corp. (a)(b)	18,015	141,778
RAPT Therapeutics, Inc. (a)	16,847	496,144
Recursion Pharmaceuticals, Inc. (a)(b)	105,689	861,365
Regeneron Pharmaceuticals, Inc. (a)	60,396	45,926,326
REGENXBIO, Inc. (a)	23,128	514,598
Regulus Therapeutics, Inc. (a)(b)	9,205	12,335
Relay Therapeutics, Inc. (a)(b)	70,041	1,131,162
Reneo Pharmaceuticals, Inc. (a)(b)	13,048	39,666
RenovoRx, Inc. (a)(b)	3,794	17,642
Repare Therapeutics, Inc. (a)(b)	26,544	272,076
Repligen Corp. (a)	31,171	5,435,287
Replimune Group, Inc. (a)	31,013	679,185
Reunion Neuroscience, Inc. (a)(b)	925	990
Revelation Biosciences, Inc. (a)(b)	45	100
Revolution Medicines, Inc. (a)	53,109	1,421,197
Rezolute, Inc. (a)(b)	7,752	19,225
Rhythm Pharmaceuticals, Inc. (a)(b)	32,252	784,046
Rigel Pharmaceuticals, Inc. (a)	90,653	136,886
Rocket Pharmaceuticals, Inc. (a)	43,952	844,318
Roivant Sciences Ltd. (a)	405,507	3,280,552
Rubius Therapeutics, Inc. (a)	49,919	7,283
S.A.B. Biotherapeutics, Inc. (a)(b)	14,671	9,536
Sage Therapeutics, Inc. (a)	32,980	1,373,287
Salarius Pharmaceuticals, Inc. (a)(b)	1,402	2,979
Salarius Pharmaceuticals, Inc. warrants 1/20/25 (a)(b)	122,366	1
Sana Biotechnology, Inc. (a)(b)	125,768	461,569
Sangamo Therapeutics, Inc. (a)	74,184	226,261
Sarepta Therapeutics, Inc. (a)(b)	48,781	5,957,624
Savara, Inc. (a)	71,163	177,908
Scholar Rock Holding Corp. (a)	36,662	314,560
Seagen, Inc. (a)	105,237	18,910,037
Selecta Biosciences, Inc. (a)(b)	116,771	190,337
Sellas Life Sciences Group, Inc. (a)(b)	12,014	20,304
Sensei Biotherapeutics, Inc. (a)	16,931	26,582
Senti Biosciences, Inc. (a)(b)	28,123	42,185
Sera Prognostics, Inc. (a)(b)	16,037	58,695
Seres Therapeutics, Inc. (a)(b)	77,368	390,708
Sesen Bio, Inc.	92,579	53,696
Shattuck Labs, Inc. (a)	21,179	99,965
Shuttle Pharmaceuticals Holding, Inc. (a)(b)	4,926	9,261
Sigilon Therapeutics, Inc. (a)	10,210	11,129
Silence Therapeutics PLC ADR (a)(b)	14,687	172,132
Sinovac Biotech Ltd. (a)(c)	27,717	179,329
Sio Gene Therapies, Inc. (a)	27,754	11,404
Societal Cdmo, Inc. (a)(b)	19,350	28,445
Soleno Therapeutics, Inc. (a)(b)	4,007	8,134
Solid Biosciences, Inc. (a)	4,251	23,891
Soligenix, Inc. (a)(b)	3,602	10,806
Spectrum Pharmaceuticals, Inc. (a)(b)	67,801	52,749
Spero Therapeutics, Inc. (a)(b)	16,553	24,498
SpringWorks Therapeutics, Inc. (a)(b)	37,448	1,194,591
Spruce Biosciences, Inc. (a)(b)	9,482	21,524
Stoke Therapeutics, Inc. (a)	30,371	269,998
Summit Therapeutics, Inc. (a)(b)	116,781	210,206
Summit Therapeutics, Inc. rights 3/1/23	116,781	188,520
Sunshine Biopharma, Inc. (b)	20,179	18,565
Surface Oncology, Inc. (a)	23,135	15,269
Surrozen, Inc. (a)(b)	16,964	16,760
Sutro Biopharma, Inc. (a)	41,361	233,276
Synaptogenix, Inc. (a)(b)	5,004	5,304
Syndax Pharmaceuticals, Inc. (a)	38,393	973,263
Synlogic, Inc. (a)	71,644	50,151
Syros Pharmaceuticals, Inc. (a)(b)	6,421	24,143
T2 Biosystems, Inc. (a)(b)	3,228	1,985
Talaris Therapeutics, Inc. (a)	9,618	18,659
Tango Therapeutics, Inc. (a)	57,955	303,105
Taysha Gene Therapies, Inc. (a)	14,766	14,914
TCR2 Therapeutics, Inc. (a)	7,938	9,923
Tempest Therapeutics, Inc. (a)(b)	11,414	19,860
Tenax Therapeutics, Inc. (a)(b)	1,521	1,034
Tenaya Therapeutics, Inc. (a)	27,785	85,300
TG Therapeutics, Inc. (a)	84,648	1,356,061
Theratechnologies, Inc. (a)	51,510	48,935
Tiziana Life Sciences Ltd. (a)(b)	55,884	30,792
Tobira Therapeutics, Inc. rights (a)(c)	6,103	0
TONIX Pharmaceuticals Holding (a)(b)	15,298	10,709
TRACON Pharmaceuticals, Inc. (a)	18,969	29,212
TransCode Therapeutics, Inc. (a)	17,023	8,869
Travere Therapeutics, Inc. (a)	38,619	855,797
Trevena, Inc. (a)(b)	7,457	8,054
TScan Therapeutics, Inc. (a)(b)	12,786	37,719
Twist Bioscience Corp. (a)	32,492	632,294
Tyra Biosciences, Inc. (a)(b)	23,991	316,921
Ultragenyx Pharmaceutical, Inc. (a)	38,924	1,731,729
Unicycive Therapeutics, Inc. (a)(b)	26,109	12,793
uniQure B.V. (a)	25,416	532,719
United Therapeutics Corp. (a)	25,414	6,252,861
UNITY Biotechnology, Inc. (a)	4,580	20,610
UroGen Pharma Ltd. (a)(b)	14,376	148,073
Vaccinex, Inc. (a)(b)	39,392	19,460
Vaccitech PLC ADR (a)	7,880	21,670
Valneva SE ADR (a)	359	4,207
Vanda Pharmaceuticals, Inc. (a)	35,063	225,806
Vascular Biogenics Ltd. (a)(b)	40,323	6,411
Vaxart, Inc. (a)(b)	167,528	130,571
Vaxcyte, Inc. (a)	44,411	1,819,519
Vaxxinity, Inc. Class A (a)(b)	60,825	142,939
VBI Vaccines, Inc. (a)	280,778	134,773
VectivBio Holding AG (a)	24,647	215,661
Vera Therapeutics, Inc. (a)	14,729	109,436
Veracyte, Inc. (a)	42,321	1,041,520
Verastem, Inc. (a)(b)	111,497	57,945
Vericel Corp. (a)(b)	25,530	776,367
Vertex Pharmaceuticals, Inc. (a)	144,691	42,002,350
Verve Therapeutics, Inc. (a)(b)	34,834	661,846
Vigil Neuroscience, Inc. (a)	7,791	93,492
Viking Therapeutics, Inc. (a)(b)	46,434	511,238
Vincerx Pharma, Inc. (a)	9,297	10,785
Vir Biotechnology, Inc. (a)	76,218	1,737,770
Viracta Therapeutics, Inc. (a)	25,757	43,787
Viridian Therapeutics, Inc. (a)	24,303	796,166
Viridian Therapeutics, Inc. rights (a)(c)	30,380	0
Virios Therapeutics, Inc. (a)(b)	3,038	911
VistaGen Therapeutics, Inc. (a)	109,903	19,299
Vor Biopharma, Inc. (a)(b)	17,145	95,669
Voyager Therapeutics, Inc. (a)	22,411	160,911
vTv Therapeutics, Inc. Class A (a)(b)	44,768	36,262
Vyant Bio, Inc. (a)(b)	3,943	2,880
Werewolf Therapeutics, Inc. (a)(b)	15,965	46,059
Windtree Therapeutics, Inc. (a)(b)	380	2,386
X4 Pharmaceuticals, Inc. (a)	45,600	42,773
Xbiotech, Inc. (a)	15,395	51,727
Xencor, Inc. (a)	34,666	1,113,819
Xenetic Biosciences, Inc. (a)(b)	20,698	10,763
Xenon Pharmaceuticals, Inc. (a)	36,857	1,454,377
Xilio Therapeutics, Inc. (a)(b)	15,714	56,728
XOMA Corp. (a)(b)	6,585	140,129
XTL Biopharmaceuticals Ltd. ADR (a)(b)	8,903	12,197
Y-mAbs Therapeutics, Inc. (a)	17,901	68,024
Yield10 Bioscience, Inc. (a)(b)	7,586	22,075
Zai Lab Ltd. ADR (a)	38,656	1,436,070
Zentalis Pharmaceuticals, Inc. (a)	32,066	607,009
Zymeworks, Inc. (a)(b)	31,500	258,930
ZyVersa Therapeutics, Inc. Class A (a)(b)	4,076	8,886
		552,954,724
Health Care Equipment & Supplies - 2.0%
Abiomed, Inc. (c)	25,491	26,001
Accelerate Diagnostics, Inc. (a)(b)	83,483	42,576
Accuray, Inc. (a)(b)	50,472	146,369
Acutus Medical, Inc. (a)(b)	11,416	17,695
Aethlon Medical, Inc. (a)	31,992	15,571
Align Technology, Inc. (a)	43,893	13,584,884
Alpha Tau Medical Ltd. Class A (a)	26,606	84,075
Alphatec Holdings, Inc. (a)(b)	53,739	795,875
Angiodynamics, Inc. (a)	20,081	248,603
Apollo Endosurgery, Inc. (a)	16,872	167,539
Apyx Medical Corp. (a)(b)	18,122	58,897
Aspira Women's Health, Inc. (a)(b)	64,182	24,184
Atricure, Inc. (a)	25,041	964,079
Atrion Corp.	1,094	621,392
Avinger, Inc. (a)(b)	3,056	3,300
AxoGen, Inc. (a)	22,322	184,157
Axonics Modulation Technologies, Inc. (a)	26,110	1,568,950
Beyond Air, Inc. (a)(b)	24,913	151,720
BioLase Technology, Inc. (a)(b)	4,175	2,129
Biomerica, Inc. (a)(b)	5,860	15,646
BioSig Technologies, Inc. (a)(b)	26,213	31,718
Bioventus, Inc. (a)(b)	34,854	74,239
BrainsWay Ltd. ADR (a)	3,457	6,637
Cardiovascular Systems, Inc. (a)	23,790	468,901
Cerus Corp. (a)	93,501	267,413
Check Capital Ltd. (a)(b)	2,932	9,676
Chembio Diagnostics, Inc. (a)(b)	75,338	33,751
ClearPoint Neuro, Inc. (a)(b)	13,370	113,378
Co.-Diagnostics, Inc. (a)(b)	17,214	49,748
ConforMis, Inc. (a)(b)	3,067	5,367
Cue Health, Inc. (a)	79,656	171,260
Cutera, Inc. (a)(b)	10,797	350,147
CVRx, Inc. (a)(b)	10,458	116,293
CytoSorbents Corp. (a)(b)	21,655	66,697
DarioHealth Corp. (a)(b)	11,331	52,123
Delcath Systems, Inc. (a)(b)	2,322	11,424
Dentsply Sirona, Inc.	121,331	4,619,071
DexCom, Inc. (a)	218,003	24,200,513
Eargo, Inc. (a)(b)	10,658	64,481
EDAP TMS SA sponsored ADR (a)	22,764	267,932
Ekso Bionics Holdings, Inc. (a)(b)	5,843	8,414
electroCore, Inc. (a)(b)	10,983	36,793
Embecta Corp.	34,326	1,096,716
ENDRA Life Sciences, Inc. (a)(b)	1,773	6,791
Envveno Medical Corp. (a)(b)	20,487	118,005
Establishment Labs Holdings, Inc. (a)(b)	13,987	1,002,308
Femasys, Inc. (a)(b)	6,504	7,089
Fonar Corp. (a)	3,366	56,549
GE HealthCare Technologies, Inc. (a)	255,880	19,446,880
Helius Medical Technologies, Inc. (U.S.) (a)(b)	2,717	744
Heska Corp. (a)	5,658	460,731
Hologic, Inc. (a)	140,785	11,212,117
Hyperfine, Inc. (a)(b)	25,802	41,541
IceCure Medical Ltd. (a)(b)	3,905	4,452
ICU Medical, Inc. (a)	13,670	2,332,649
IDEXX Laboratories, Inc. (a)	46,487	21,999,508
Inari Medical, Inc. (a)	30,948	1,741,134
InMode Ltd. (a)(b)	47,785	1,687,288
Inogen, Inc. (a)	13,301	208,427
Inspira Technologies Oxy BHN Ltd. (a)(b)	2,924	4,620
InspireMD, Inc. (a)(b)	14,051	16,299
Insulet Corp. (a)	39,308	10,863,159
Integra LifeSciences Holdings Corp. (a)	47,719	2,654,131
Intuitive Surgical, Inc. (a)	198,817	45,606,632
InVivo Therapeutics Holdings Corp. (a)(b)	1,757	3,567
INVO Bioscience, Inc. (a)(b)	4,947	2,943
IRadimed Corp.	7,986	303,149
iRhythm Technologies, Inc. (a)	16,900	1,988,792
Iridex Corp. (a)	7,305	15,998
Kewaunee Scientific Corp. (a)	1,782	27,176
KORU Medical Systems, Inc. (a)(b)	31,356	130,755
Lantheus Holdings, Inc. (a)	38,748	2,865,802
Lantheus Holdings, Inc. rights (a)(c)	50,063	1
LeMaitre Vascular, Inc. (b)	12,899	646,369
LENSAR, Inc. (a)	5,527	17,078
LivaNova PLC (a)(b)	29,154	1,379,567
LogicMark, Inc. (a)	6,057	1,236
Lucid Diagnostics, Inc. (a)(b)	11,733	15,957
Lucira Health, Inc. (a)(b)	19,597	18,225
LumiraDx Ltd. (a)(b)	34,946	39,140
Masimo Corp. (a)	29,536	4,941,668
Medigus Ltd. ADR (b)	510	2,402
Meihua International Medical Technologies Co. Ltd. (b)	8,805	299,282
Merit Medical Systems, Inc. (a)	31,052	2,191,650
Mesa Laboratories, Inc. (b)	2,822	498,139
Microbot Medical, Inc. (a)(b)	2,681	7,560
Minerva Surgical, Inc. (a)(b)	7,396	2,202
Motus GI Holdings, Inc. (a)(b)	2,146	1,961
Nano-X Imaging Ltd. (a)(b)	29,795	217,206
NanoVibronix, Inc. (a)(b)	1,284	5,406
Nemaura Medical, Inc. (a)(b)	11,700	11,536
Neogen Corp. (a)(b)	129,217	2,285,849
Neovasc, Inc. (a)	854	24,980
NeuroMetrix, Inc. (a)	2,657	4,729
Neuronetics, Inc. (a)	7,893	44,911
NeuroOne Medical Technologies Corp. (a)	1,701	2,739
NeuroPace, Inc. (a)(b)	12,686	65,079
NEXGEL, Inc. (a)	547	766
Novocure Ltd. (a)(b)	59,205	4,557,009
NuVasive, Inc. (a)(b)	29,326	1,267,763
Nyxoah SA (a)(b)	3,633	18,892
Omnicell, Inc. (a)	24,667	1,342,871
OraSure Technologies, Inc. (a)	41,450	261,550
Orchestra BioMed Holdings, Inc. (a)(b)	15,495	144,878
Orthofix International NV (a)	24,866	512,240
OrthoPediatrics Corp. (a)	15,188	664,627
Outset Medical, Inc. (a)	25,667	585,464
PAVmed, Inc. (a)(b)	45,379	21,010
PetVivo Holdings, Inc. (a)(b)	12,298	37,632
Predictive Oncology, Inc. (a)	131,210	55,895
Pro-Dex, Inc. (a)(b)	3,523	55,100
PROCEPT BioRobotics Corp. (a)	25,611	959,132
Profound Medical Corp. (a)(b)	10,870	142,941
ProSomnus, Inc. (a)(b)	7,965	40,860
Pulmonx Corp. (a)(b)	24,714	277,538
Pulse Biosciences, Inc. (a)(b)	18,830	51,406
QuidelOrtho Corp. (a)	38,139	3,315,805
ReWalk Robotics Ltd. (a)(b)	29,639	21,636
Rockwell Medical Technologies, Inc. (a)(b)	3,194	5,238
RxSight, Inc. (a)	21,683	297,491
Sanara Medtech, Inc. (a)(b)	4,237	175,836
SeaStar Medical Holding Corp. (Class A) (a)(b)	3,971	11,794
Semler Scientific, Inc. (a)	4,084	89,848
Sensus Healthcare, Inc. (a)(b)	10,687	73,420
Shockwave Medical, Inc. (a)	20,174	3,837,902
SI-BONE, Inc. (a)	17,331	342,721
Sientra, Inc. (a)(b)	3,100	4,805
Sight Sciences, Inc. (a)(b)	24,595	270,053
Silk Road Medical, Inc. (a)	19,105	1,012,374
Sintx Technologies, Inc. (a)	211	591
SmileDirectClub, Inc. (a)(b)	44,592	26,755
Staar Surgical Co. (a)	26,676	1,477,584
STRATA Skin Sciences, Inc. (a)	17,447	19,541
Surgalign Holdings, Inc. (a)(b)	11,452	19,583
SurModics, Inc. (a)	7,764	169,566
Tactile Systems Technology, Inc. (a)(b)	12,519	180,900
Talis Biomedical Corp. (a)(b)	13,579	7,876
Tandem Diabetes Care, Inc. (a)	35,812	1,284,218
Tela Bio, Inc. (a)(b)	7,936	83,804
Thermogenesis Holdings, Inc. (a)(b)	146	467
Titan Medical, Inc. (a)(b)	76,620	16,856
TransMedics Group, Inc. (a)	17,684	1,415,958
Treace Medical Concepts, Inc. (a)	28,866	619,464
Trinity Biotech PLC sponsored ADR (a)	5,165	5,423
UFP Technologies, Inc. (a)	5,073	597,194
Utah Medical Products, Inc.	2,529	232,112
Varex Imaging Corp. (a)	23,722	419,642
Venus Concept, Inc. (a)(b)	28,117	6,363
ViewRay, Inc. (a)	126,726	547,456
Vivani Medical, Inc. (a)(b)	3,026	3,329
Zimvie, Inc. (a)	17,620	200,516
Zynex, Inc. (a)(b)	24,118	311,605
		216,483,742
Health Care Providers & Services - 0.5%
23andMe Holding Co. Class A (a)(b)	182,416	457,864
Acadia Healthcare Co., Inc. (a)	50,937	3,693,442
Accolade, Inc. (a)	37,420	415,736
AdaptHealth Corp. (a)	75,766	1,211,498
Addus HomeCare Corp. (a)	8,720	947,341
Aesthetic Medical International Holdings Group Ltd. ADR (a)(b)	2,491	3,413
AirSculpt Technologies, Inc. (b)	29,506	193,264
Akumin, Inc. (a)(b)	36,627	45,417
Alerislife, Inc. (a)(b)	17,017	22,633
Alignment Healthcare, Inc. (a)	103,822	1,031,991
Amedisys, Inc. (a)	18,157	1,669,536
Apollo Medical Holdings, Inc. (a)(b)	31,352	1,094,185
Assure Holdings Corp. (a)	603	171
Aveanna Healthcare Holdings, Inc. (a)	100,162	122,198
BIMI International Medical, Inc. (a)	357	453
Biodesix, Inc. (a)(b)	16,804	34,616
CareMax, Inc. Class A (a)(b)	57,146	245,728
Castle Biosciences, Inc. (a)	13,646	343,606
Clover Health Investments Corp. (a)	296,263	391,067
Corvel Corp. (a)	10,115	1,823,532
Cosmos Health, Inc. (a)	1,781	5,984
Cross Country Healthcare, Inc. (a)	22,341	590,919
DocGo, Inc. Class A (a)(b)	55,906	511,540
ETAO International Co. Ltd. (a)(b)	1,605	3,659
EUDA Health Holdings Ltd. (a)(b)	2,778	3,111
Fulgent Genetics, Inc. (a)	15,751	516,475
G Medical Innovations Holdings Ltd. (a)(b)	1,112	2,647
GeneDx Holdings Corp. Class A (a)	167,679	83,840
Great Elm Group, Inc. (a)	7,056	16,229
Greenbrook TMS, Inc. (a)(b)	16,163	20,527
Guardant Health, Inc. (a)	59,938	1,851,485
HealthEquity, Inc. (a)	48,065	3,132,396
Henry Schein, Inc. (a)	77,434	6,063,857
IMAC Holdings, Inc. (a)	54,807	11,252
Innovage Holding Corp. (a)(b)	77,714	589,849
LifeStance Health Group, Inc. (a)	209,488	1,072,579
Modivcare, Inc. (a)	7,758	761,758
MSP Recovery, Inc. (a)(b)	13,433	15,314
MSP Recovery, Inc. warrants 5/20/27 (a)(b)	1,585,094	36,457
National Research Corp. Class A	15,135	683,497
NeoGenomics, Inc. (a)	71,021	1,196,704
Novo Integrated Sciences, Inc. (a)(b)	12,127	1,536
Ontrak, Inc. (a)(b)	10,232	6,354
Opko Health, Inc. (a)(b)	430,736	491,039
Option Care Health, Inc. (a)	102,132	3,132,388
P3 Health Partners, Inc. Class A (a)(b)	55,233	66,280
Patterson Companies, Inc.	54,157	1,436,244
Pennant Group, Inc. (a)	17,279	259,531
PetIQ, Inc. Class A (a)	15,095	140,685
Precipio, Inc. (a)	61,940	51,472
Premier, Inc.	68,207	2,195,583
Privia Health Group, Inc. (a)	62,434	1,743,782
Progyny, Inc. (a)	56,927	2,138,178
Psychemedics Corp.	4,592	25,394
Quipt Home Medical Corp. (a)	18,355	115,269
R1 Rcm, Inc. (a)	234,912	3,335,750
RadNet, Inc. (a)	35,037	826,348
Star Equity Holdings, Inc. (a)(b)	11,004	9,032
Surgery Partners, Inc. (a)	68,818	2,301,962
Talkspace, Inc. Class A (a)	79,242	72,110
The Ensign Group, Inc. (b)	31,601	2,827,657
The Joint Corp. (a)	8,305	130,389
The Oncology Institute, Inc. (a)(b)	32,634	46,014
Viemed Healthcare, Inc. (a)(b)	19,429	179,135
Virax Biolabs Group Ltd. (b)(d)	5,416	3,839
Vivos Therapeutics, Inc. (a)(b)	36,452	22,236
		52,475,977
Health Care Technology - 0.1%
Akili, Inc. (a)(b)	34,561	57,026
Augmedix, Inc. (a)	8,640	13,997
Better Therapeutics, Inc. (a)(b)	6,986	8,034
Biotricity, Inc. (a)(b)	31,571	22,889
CareCloud, Inc. (a)(b)	13,011	47,880
Certara, Inc. (a)	90,887	1,646,872
Computer Programs & Systems, Inc. (a)	10,575	317,356
Definitive Healthcare Corp. (a)(b)	59,328	677,526
Forian, Inc. (a)(b)	18,658	96,462
GoodRx Holdings, Inc. (a)(b)	46,684	246,958
Health Catalyst, Inc. (a)	27,691	386,566
HealthStream, Inc.	16,614	426,149
HTG Molecular Diagnostics (a)	776	2,786
iCAD, Inc. (a)	17,375	46,044
iSpecimen, Inc. (a)(b)	5,334	8,641
NantHealth, Inc. (a)(b)	3,720	11,086
Nextgen Healthcare, Inc. (a)	39,057	707,322
Nutex Health, Inc. (a)(b)	373,410	511,572
OptimizeRx Corp. (a)	10,957	195,582
Pear Therapeutics, Inc. Class A (a)	76,730	75,794
Renalytix AI PLC ADR (a)(b)	4,865	17,271
Schrodinger, Inc. (a)	32,559	707,507
SCWorx, Corp. (a)(b)	21,155	8,674
Sharecare, Inc. Class A (a)	191,907	449,062
Simulations Plus, Inc. (b)	11,532	438,677
SOPHiA GENETICS SA (a)(b)	25,124	65,322
Streamline Health Solutions, Inc. (a)	19,282	36,443
Tabula Rasa HealthCare, Inc. (a)(b)	16,205	105,495
Trxade Health, Inc. (a)(b)	15,392	6,415
Veradigm, Inc. (a)	66,307	1,101,359
		8,442,767
Life Sciences Tools & Services - 0.6%
10X Genomics, Inc. (a)	53,766	2,554,960
AbCellera Biologics, Inc. (a)(b)	162,374	1,363,942
Adaptive Biotechnologies Corp. (a)	87,891	751,468
Akoya Biosciences, Inc. (a)	25,075	289,115
Alpha Teknova, Inc. (a)(b)	16,055	87,018
Applied DNA Sciences, Inc. (a)(b)	15,383	21,536
Azenta, Inc. (a)	41,417	1,817,792
Berkeley Lights, Inc. (a)	50,427	88,247
Bio-Techne Corp.	87,933	6,387,453
BioLife Solutions, Inc. (a)(b)	22,958	534,003
BioNano Genomics, Inc. (a)(b)	155,696	208,633
Bruker Corp.	82,993	5,719,878
Champions Oncology, Inc. (a)(b)	10,958	50,407
ChromaDex, Inc. (a)(b)	42,495	70,967
Codexis, Inc. (a)	35,046	169,447
Compugen Ltd. (a)(b)	27,170	21,470
CryoPort, Inc. (a)(b)	26,414	572,127
Cytek Biosciences, Inc. (a)	77,112	794,254
Evotec OAI AG ADR (a)	9,752	87,866
Genetic Technologies Ltd. ADR (a)	2,511	3,164
Harvard Bioscience, Inc. (a)	25,302	71,605
ICON PLC (a)	45,874	10,350,551
Illumina, Inc. (a)	88,502	17,629,598
ImmunoPrecise Antibodies Ltd. (a)(b)	17,484	70,635
Inotiv, Inc. (a)(b)	12,964	97,230
IsoPlexis Corp. (a)(b)	21,237	22,511
Maravai LifeSciences Holdings, Inc. (a)	75,470	1,113,183
MaxCyte, Inc. (a)	54,747	248,551
Medpace Holdings, Inc. (a)	17,464	3,385,920
Miromatrix Medical, Inc. (a)(b)	10,203	27,038
Nanostring Technologies, Inc. (a)	22,753	222,069
Nautilus Biotechnology, Inc. (a)	73,031	154,826
Olink Holding AB ADR (a)(b)	18,467	432,866
OmniAb, Inc. (a)	46,694	194,714
Pacific Biosciences of California, Inc. (a)(b)	133,667	1,213,696
Personalis, Inc. (a)(b)	23,807	71,659
Quanterix Corp. (a)	18,705	205,755
Quantum-Si, Inc. (a)(b)	64,799	117,934
Quoin Pharmaceuticals Ltd.:
ADR (a)(e)	1,151	656
rights (a)(c)	3,438,400	34
Rapid Micro Biosystems, Inc. (a)	21,522	23,029
Science 37 Holdings, Inc. (a)	82,595	27,256
Seer, Inc. (a)	35,353	144,594
Singular Genomics Systems, Inc. (a)(b)	25,471	54,763
SomaLogic, Inc. Class A (a)	130,594	331,709
Sotera Health Co. (a)	159,442	2,661,087
Standard BioTools, Inc. (a)(b)	41,862	76,189
Syneos Health, Inc. (a)	57,615	2,317,275
Telesis Bio, Inc. (a)(b)	4,784	8,516
		62,869,196
Pharmaceuticals - 0.8%
9 Meters Biopharma, Inc. (a)(b)	6,852	11,648
A Menarini Industrie Farmaceut rights (a)(c)	32,407	0
Acasti Pharma, Inc. (a)(b)	18,348	9,394
AcelRx Pharmaceuticals, Inc. (a)(b)	7,485	10,629
Acer Therapeutics, Inc. (a)(b)	14,284	28,997
Aclaris Therapeutics, Inc. (a)	38,620	481,205
Adamis Pharmaceuticals Corp. (a)(b)	87,706	19,716
Adial Pharmaceuticals, Inc. (a)	16,546	7,280
Agile Therapeutics, Inc. (a)(b)	2,400	576
Akari Therapeutics PLC sponsored ADR (a)(b)	30,264	10,744
Alimera Sciences, Inc. (a)(b)	5,507	11,344
Altamira Therapeutics Ltd. (a)(b)	943	2,291
Amphastar Pharmaceuticals, Inc. (a)	29,456	938,468
Amryt Pharma PLC ADR (a)(b)	32,094	468,893
Amylyx Pharmaceuticals, Inc. (a)	38,285	1,333,084
AN2 Therapeutics, Inc.	5,024	56,671
Anebulo Pharmaceuticals, Inc. (a)(b)	4,108	12,201
Angion Biomedica Corp. (a)(b)	16,608	10,629
ANI Pharmaceuticals, Inc. (a)	9,565	400,200
Aquestive Therapeutics, Inc. (a)(b)	39,828	31,165
Artelo Biosciences, Inc. (a)(b)	3,253	9,401
Arvinas Holding Co. LLC (a)	31,478	964,801
Assertio Holdings, Inc. (a)(b)	29,212	161,542
AstraZeneca PLC sponsored ADR	345,741	22,535,398
atai Life Sciences NV (a)(b)	117,226	196,940
Atea Pharmaceuticals, Inc. (a)	43,830	155,158
Athira Pharma, Inc. (a)	16,877	51,981
Aurora Cannabis, Inc. (a)(b)	148,904	124,335
Avadel Pharmaceuticals PLC sponsored ADR (a)(b)	40,528	403,254
Avenue Therapeutics, Inc. (a)(b)	1,272	1,399
Axsome Therapeutics, Inc. (a)(b)	24,669	1,682,179
Baudax Bio, Inc. (a)(b)	444	977
Belite Bio, Inc. ADR (b)	5,895	195,125
Biofrontera, Inc. (a)(b)	10,901	8,071
Biondvax Pharmaceuticals Ltd. ADR (a)(b)	1,376	3,220
Biote Corp. Class A (a)(b)	5,866	27,336
Bright Green Corp. (a)(b)	89,677	79,140
Calliditas Therapeutics AB ADR (a)(b)	5,831	110,497
Cara Therapeutics, Inc. (a)(b)	34,753	353,090
Cardiol Therapeutics, Inc. (a)(b)	52,435	27,812
Cassava Sciences, Inc. (a)(b)	22,322	551,353
China SXT Pharmaceuticals, Inc. (a)(b)	1,333	523
CinCor Pharma, Inc. rights (a)(c)	24,312	0
Citius Pharmaceuticals, Inc. (a)(b)	75,361	86,665
Clearside Biomedical, Inc. (a)(b)	38,079	47,218
Clever Leaves Holdings, Inc. (a)(b)	14,276	5,899
CNS Pharmaceuticals, Inc. (a)(b)	1,358	2,512
Cocrystal Pharma, Inc. (a)(b)	4,223	8,193
Cognition Therapeutics, Inc. (a)(b)	8,935	14,385
Collegium Pharmaceutical, Inc. (a)	23,387	620,457
Context Therapeutics, Inc. (a)(b)	2,231	1,718
Corcept Therapeutics, Inc. (a)	62,375	1,299,271
CorMedix, Inc. (a)(b)	22,697	91,923
Cronos Group, Inc. (a)(b)	260,717	565,756
Cumberland Pharmaceuticals, Inc. (a)(b)	11,327	25,826
CymaBay Therapeutics, Inc. (a)	58,261	466,088
Dare Bioscience, Inc. (a)(b)	29,994	31,194
DICE Therapeutics, Inc. (a)	27,657	825,285
Dova Pharmaceuticals, Inc. rights (a)(c)	23,572	0
Durect Corp. (a)(b)	13,906	70,364
Edgewise Therapeutics, Inc. (a)	33,836	324,149
Elanco Animal Health, Inc. rights (a)(c)	45,364	0
Eloxx Pharmaceuticals, Inc. (a)(b)	2,954	9,482
Enliven Therapeutics, Inc. (a)	2,051	44,179
Enliven Therapeutics, Inc. rights (a)(c)	8,204	2,564
Enveric Biosciences, Inc. (a)(b)	96	203
Esperion Therapeutics, Inc. (a)(b)	48,336	298,716
Eton Pharmaceuticals, Inc. (a)(b)	19,371	72,254
Evoke Pharma, Inc. (a)(b)	4,486	12,830
Evolus, Inc. (a)(b)	29,762	269,941
Eyenovia, Inc. (a)(b)	21,508	62,588
Eyepoint Pharmaceuticals, Inc. (a)(b)	15,491	51,740
Fulcrum Therapeutics, Inc. (a)	37,833	228,511
GH Research PLC (a)(b)	29,429	281,930
Harmony Biosciences Holdings, Inc. (a)	33,782	1,487,421
Harrow Health, Inc. (a)	22,258	398,863
Hepion Pharmaceuticals, Inc. (a)(b)	40,121	35,046
HEXO Corp. (a)(b)	5,765	9,916
High Tide, Inc. (a)(b)	46,134	64,126
Hoth Therapeutics, Inc. (a)(b)	1,988	5,785
HUTCHMED China Ltd. sponsored ADR (a)(b)	22,305	369,148
Ikena Oncology, Inc. (a)(b)	27,112	108,719
Incannex Healthcare Ltd. ADR (a)	489	1,271
InMed Pharmaceuticals, Inc. (a)(b)	556	739
Innoviva, Inc. (a)(b)	42,389	511,635
InterCure Ltd. (a)	14,148	34,946
Intra-Cellular Therapies, Inc. (a)	53,306	2,613,593
Ipsen SA (c)	103,469	1
Iterum Therapeutics PLC (a)(b)	6,139	6,998
Jaguar Health, Inc. (a)(b)	527	1,012
Jazz Pharmaceuticals PLC (a)	36,182	5,079,953
Kala Pharmaceuticals, Inc. (a)	790	8,003
Landos Biopharma, Inc. (a)(b)	23,054	8,532
Lexaria Bioscience Corp. (a)(b)	2,740	8,302
Ligand Pharmaceuticals, Inc.:
Class B (a)	11,014	794,550
General CVR (a)	1,518	5
Glucagon CVR (a)	1,518	6
rights (a)	1,518	12
TR Beta CVR (a)	1,518	184
Lipocine, Inc. (a)(b)	61,226	27,631
Liquidia Corp. (a)(b)	36,922	279,500
Longboard Pharmaceuticals, Inc. (a)	6,573	34,180
Lyra Therapeutics, Inc. (a)	10,575	25,169
Marinus Pharmaceuticals, Inc. (a)(b)	20,303	140,091
MediWound Ltd. (a)(b)	2,691	34,768
Milestone Pharmaceuticals, Inc. (a)(b)	17,576	55,540
Mind Medicine (MindMed), Inc. (a)(b)	34,366	127,842
MyMD Pharmaceuticals, Inc. (a)(b)	21,161	40,418
Nabriva Therapeutics PLC (a)(b)	1,709	2,974
Nektar Therapeutics (a)	141,181	194,830
NGM Biopharmaceuticals, Inc. (a)	63,741	302,132
NLS Pharmaceutics Ltd. (a)(b)	14,362	20,681
Novan, Inc. (a)(b)	10,162	14,430
NRX Pharmaceuticals, Inc. (a)(b)	30,907	31,525
Nutriband, Inc. (a)(b)	6,718	26,805
Ocular Therapeutix, Inc. (a)	35,651	215,332
Ocuphire Pharma, Inc. (a)(b)	34,766	119,943
Omeros Corp. (a)(b)	40,138	151,320
Onconova Therapeutics, Inc. (a)(b)	33,198	26,924
Opiant Pharmaceuticals, Inc. (a)	3,728	77,431
OptiNose, Inc. (a)(b)	56,631	101,936
Oramed Pharmaceuticals, Inc. (a)(b)	18,130	38,073
Pacira Biosciences, Inc. (a)	26,424	1,124,870
PainReform Ltd. (a)(b)	19,107	11,621
Palisade Bio, Inc. (a)(b)	1,306	2,821
Palisade Bio, Inc. rights (a)(c)	29,628	0
Paratek Pharmaceuticals, Inc. (a)(b)	29,676	51,933
PaxMedica, Inc.	2,979	6,196
Petros Pharmaceuticals, Inc. (a)(b)	674	1,395
Pharvaris BV (a)(b)	18,643	154,923
Phathom Pharmaceuticals, Inc. (a)(b)	21,720	185,923
Phibro Animal Health Corp. Class A (b)	16,621	261,116
Pliant Therapeutics, Inc. (a)	30,478	971,029
PLx Pharma PLC (a)(b)	25,849	4,394
PolyPid Ltd. (a)(b)	12,545	8,531
Procaps Group SA (a)(b)	21,223	89,137
Processa Pharmaceuticals, Inc. (a)(b)	11,057	7,407
ProPhase Labs, Inc. (b)	11,262	82,325
Provention Bio, Inc. (a)(b)	51,462	427,135
Pulmatrix, Inc. (a)(b)	2,220	7,637
Purple Biotech Ltd. ADR (a)(b)	12,666	25,459
Qilian International Holding Group Ltd. (b)	23,641	31,679
Rain Oncology, Inc. (a)(b)	10,662	95,425
Rani Therapeutics Holdings, Inc. (a)(b)	14,915	93,965
Reata Pharmaceuticals, Inc. (a)(b)	18,956	590,859
RedHill Biopharma Ltd. sponsored ADR (a)(b)	41,637	9,431
Regencell Bioscience Holdings Ltd. (a)(b)	6,816	188,667
Relmada Therapeutics, Inc. (a)	14,221	51,196
Revance Therapeutics, Inc. (a)	47,886	1,661,644
Reviva Pharmaceuticals Holdings, Inc. (a)(b)	12,478	58,522
Royalty Pharma PLC	249,891	8,958,592
RVL Pharmaceuticals PLC (a)(b)	45,207	52,440
Sanofi SA sponsored ADR	166,560	7,803,336
Satsuma Pharmaceuticals, Inc. (a)	19,951	18,764
Scilex Holding Co. (a)(b)	38,145	329,954
Scilex Holding Co.	39,285	322,824
scPharmaceuticals, Inc. (a)(b)	18,268	137,010
SCYNEXIS, Inc. (a)(b)	18,298	27,264
Seelos Therapeutics, Inc. (a)(b)	84,689	66,904
Seelos Therapeutics, Inc. rights (a)(b)(c)	2,932	0
SenesTech, Inc. (a)(b)	1,582	3,338
SIGA Technologies, Inc. (b)	42,115	288,488
Sol-Gel Technologies Ltd. (a)(b)	13,406	55,769
Sonoma Pharmaceuticals, Inc. (a)	4,975	6,070
Supernus Pharmaceuticals, Inc. (a)	32,482	1,220,998
Tarsus Pharmaceuticals, Inc. (a)	17,259	267,342
Terns Pharmaceuticals, Inc. (a)(b)	26,112	264,515
TFF Pharmaceuticals, Inc. (a)(b)	10,670	8,535
TherapeuticsMD, Inc. (a)(b)	2,275	11,284
Theravance Biopharma, Inc. (a)(b)	43,005	464,454
Theseus Pharmaceuticals, Inc. (a)(b)	21,027	195,131
Third Harmonics Bio, Inc. (b)	17,293	73,322
Tilray Brands, Inc. Class 2 (a)(b)	370,726	1,049,155
Titan Pharmaceuticals, Inc. (a)(b)	19,257	17,909
Trevi Therapeutics, Inc. (a)(b)	21,600	51,624
Universe Pharmaceuticals, Inc. (a)(b)	8,802	5,291
Vallon Pharamceuticals, Inc. (a)(b)	9,542	4,294
Ventyx Biosciences, Inc. (a)	31,061	1,343,388
Verona Pharma PLC ADR (a)(b)	32,790	703,018
Verrica Pharmaceuticals, Inc. (a)	20,418	158,240
Viatris, Inc.	686,122	7,821,791
Virpax Pharmaceuticals, Inc. (a)(b)	6,419	6,098
Vyne Therapeutics, Inc. (a)(b)	1,680	5,578
WAVE Life Sciences (a)	49,083	206,149
Xeris Biopharma Holdings, Inc. (a)(b)	76,277	105,262
Xeris Biopharma Holdings, Inc. rights (a)(c)	39,901	0
Zevra Therapeutics, Inc. (a)(b)	18,495	107,456
Zynerba Pharmaceuticals, Inc. (a)(b)	21,768	10,057
		89,325,633
TOTAL HEALTH CARE		982,552,039
INDUSTRIALS - 4.6%
Aerospace & Defense - 0.2%
A2Z Smart Technologies Corp. (a)	9,144	15,636
AeroVironment, Inc. (a)	14,029	1,202,846
AerSale Corp. (a)	32,388	643,226
Astra Space, Inc. Class A (a)(b)	107,445	61,244
Astronics Corp. (a)	11,489	175,092
Axon Enterprise, Inc. (a)	40,217	8,055,867
Byrna Technologies, Inc. (a)(b)	14,709	121,643
Draganfly, Inc. (a)(b)	18,003	37,806
EHang Holdings Ltd. ADR (a)(b)	18,331	210,440
Elbit Systems Ltd. (b)	25,289	4,271,818
Innovative Solutions & Support, Inc. (a)	6,779	52,944
Kratos Defense & Security Solutions, Inc. (a)	68,797	870,282
Leonardo DRS, Inc. (a)	29,760	386,880
Lilium NV (a)(b)	172,546	174,271
Mercury Systems, Inc. (a)	33,713	1,764,538
Momentus, Inc. Class A (a)(b)	35,057	28,929
Rocket Lab U.S.A., Inc. Class A (a)(b)	282,570	1,271,565
Satellogic, Inc. Class A (a)(b)	49,366	147,111
TAT Technologies Ltd. (a)	4,899	27,140
Virgin Orbit Holdings, Inc. (a)(b)	176,023	249,953
VirTra, Inc. (a)	1,810	7,964
Woodward, Inc.	33,738	3,340,062
		23,117,257
Air Freight & Logistics - 0.2%
Addentax Group Corp. (a)(b)	14,985	17,682
Air T, Inc. (a)(b)	1,316	29,281
Air Transport Services Group, Inc. (a)	43,309	906,457
Atlas Air Worldwide Holdings, Inc. (a)	15,004	1,512,553
C.H. Robinson Worldwide, Inc. (b)	66,256	6,622,950
Expeditors International of Washington, Inc.	89,532	9,361,466
Forward Air Corp.	15,781	1,628,757
Freight Technologies, Inc. (a)(b)	7,601	1,976
Freightos Ltd. (a)	10,007	44,031
Hub Group, Inc. Class A (a)	18,738	1,718,837
		21,843,990
Airlines - 0.3%
Allegiant Travel Co. (a)	10,764	1,103,848
American Airlines Group, Inc. (a)	360,724	5,764,370
Blade Air Mobility, Inc. (a)(b)	44,231	205,674
Frontier Group Holdings, Inc. (a)	120,000	1,411,200
Hawaiian Holdings, Inc. (a)	31,196	349,395
JetBlue Airways Corp. (a)	186,955	1,551,727
Mesa Air Group, Inc. (a)	19,225	58,252
Ryanair Holdings PLC sponsored ADR (a)	55,908	5,186,585
SkyWest, Inc. (a)	28,361	540,844
Sun Country Airlines Holdings, Inc. (a)	31,435	630,272
United Airlines Holdings, Inc. (a)	184,658	9,594,830
		26,396,997
Building Products - 0.1%
AAON, Inc.	31,699	2,883,341
American Woodmark Corp. (a)	8,946	456,067
Antelope Enterprise Holdings L (a)(b)	13,809	12,290
Apogee Enterprises, Inc.	10,769	492,789
Applied UV, Inc. (a)(b)	4,305	4,434
Caesarstone Sdot-Yam Ltd.	30,851	179,553
CSW Industrials, Inc.	8,472	1,199,296
DIRTT Environmental Solutions Ltd. (a)(b)	44,471	29,440
Gibraltar Industries, Inc. (a)	18,047	963,890
Intelligent Living Application Group, Inc. (b)	8,624	11,556
Molekule Group, Inc. (a)(b)	11,410	25,787
UFP Industries, Inc.	34,558	2,955,746
View, Inc. Class A (a)	117,562	74,652
		9,288,841
Commercial Services & Supplies - 0.6%
ACV Auctions, Inc. Class A (a)	72,728	890,191
Aqua Metals, Inc. (a)(b)	36,541	43,118
Aurora Innovation, Inc. (a)	450,965	703,505
Bridger Aerospace Group Holdings, Inc. (a)(b)	30,894	206,063
Casella Waste Systems, Inc. Class A (a)	27,982	2,177,559
CECO Environmental Corp. (a)	21,695	339,093
Cimpress PLC (a)	15,021	527,538
Cintas Corp.	56,561	24,800,302
Copart, Inc. (a)	265,905	18,735,666
Driven Brands Holdings, Inc. (a)	94,370	2,640,001
Fuel Tech, Inc. (a)	7,428	9,954
Greenwave Technology Solutions, Inc. (a)(b)	7,560	9,148
Guardforce AI Co. Ltd. (a)(b)	119	910
Healthcare Services Group, Inc.	46,535	617,519
Heritage-Crystal Clean, Inc. (a)	13,663	491,595
Interface, Inc.	29,819	263,004
Kimball International, Inc. Class B	34,877	241,000
Knightscope, Inc. Class A (a)(b)	8,793	9,672
Liquidity Services, Inc. (a)	22,490	284,723
Matthews International Corp. Class A	14,831	565,951
Millerknoll, Inc. (b)	40,332	962,725
Odyssey Marine Exploration, Inc. (a)(b)	6,411	20,323
Performant Financial Corp. (a)	31,795	103,652
Perma-Fix Environmental Services, Inc. (a)	9,998	69,786
PyroGenesis Canada, Inc. (a)(b)	105,149	82,489
Quest Resource Holding Corp. (a)(b)	7,646	51,687
Quhuo Ltd. ADR (a)(b)	348	466
Sentage Holdings, Inc. (a)(b)	347	750
Smart Powerr Corp. (a)	2,863	4,581
SP Plus Corp. (a)	13,740	467,435
Stericycle, Inc. (a)	51,587	2,459,668
Tetra Tech, Inc.	29,711	4,067,139
TOMI Environmental Solutions, Inc. (a)(b)	8,765	6,057
Virco Manufacturing Co. (a)	950	4,294
VSE Corp.	7,604	436,546
		62,294,110
Construction & Engineering - 0.1%
Bowman Consulting Group Ltd. (a)	5,507	151,663
Capitalworks Emerging Markets Acquisition Corp. (a)	2,441	24,996
Concrete Pumping Holdings, Inc. (a)	28,584	223,241
Construction Partners, Inc. Class A (a)	27,271	737,681
Great Lakes Dredge & Dock Corp. (a)	35,442	203,260
IES Holdings, Inc. (a)	12,297	517,212
iSun, Inc. (a)(b)	10,234	14,123
Limbach Holdings, Inc. (a)	6,648	94,069
Matrix Service Co. (a)	12,262	77,618
MYR Group, Inc. (a)	9,722	1,172,570
Northwest Pipe Co. (a)	7,033	270,771
Orbital Infrastructure Group I (a)(b)	34,811	5,549
Primoris Services Corp.	31,414	863,885
QualTek Services, Inc. Class A (a)(b)	22,514	9,006
Safe & Green Holdings Corp. (a)(b)	5,721	6,121
Sterling Construction Co., Inc. (a)	17,918	689,126
Willscot Mobile Mini Holdings (a)	118,659	6,099,073
		11,159,964
Electrical Equipment - 0.2%
ADS-TEC Energy PLC (a)(b)	14,709	42,803
Advent Technologies Holdings, Inc. Class A (a)(b)	25,238	44,167
Allied Motion Technologies, Inc.	8,863	382,527
American Superconductor Corp. (a)	23,972	128,490
Array Technologies, Inc. (a)	86,006	1,611,752
Asia Pacific Wire & Cable Corp. Ltd. (a)(b)	107,599	162,474
Ballard Power Systems, Inc. (a)(b)	164,663	936,932
Beam Global (a)(b)	6,808	114,919
Blink Charging Co. (a)(b)	27,952	252,966
Broadwind, Inc. (a)(b)	9,566	43,238
Capstone Turbine Corp. (a)(b)	5,108	8,479
CBAK Energy Technology, Inc. (a)(b)	60,126	60,126
Dragonfly Energy Holdings Corp. (a)(b)	11,655	48,718
Encore Wire Corp.	10,517	2,029,886
Energous Corp. (a)	89,434	52,229
Energy Focus, Inc. (a)(b)	4,115	1,993
Enovix Corp. (a)(b)	87,094	803,007
Eos Energy Enterprises, Inc. (a)(b)	29,681	65,001
Fluence Energy, Inc. (a)(b)	65,638	1,225,461
Flux Power Holdings, Inc. (a)(b)	15,492	105,501
FTC Solar, Inc. (a)(b)	47,794	146,728
FuelCell Energy, Inc. (a)(b)	225,259	752,365
Fusion Fuel Green PLC Class A (a)(b)	4,794	17,210
Ideal Power, Inc. (a)(b)	6,424	75,739
LSI Industries, Inc.	17,145	248,945
NeoVolta, Inc. (a)(b)	13,952	34,880
Nuvve Holding Corp. (a)(b)	16,407	17,063
Orion Energy Systems, Inc. (a)(b)	14,347	29,411
Pineapple Energy, Inc. (a)	1,083	1,971
Pineapple Energy, Inc. rights (a)(c)	1,083	0
Pioneer Power Solutions, Inc. (a)(b)	9,793	27,714
Plug Power, Inc. (a)(b)	330,675	4,917,137
Polar Power, Inc. (a)(b)	8,285	13,007
Powell Industries, Inc.	6,368	282,421
Preformed Line Products Co.	3,095	275,966
Shoals Technologies Group, Inc. (a)	72,406	1,776,843
SKYX Platforms Corp. (b)	58,672	186,577
SunPower Corp. (a)(b)	97,348	1,462,167
Sunrun, Inc. (a)	120,249	2,890,786
Sunworks, Inc. (a)(b)	14,202	26,842
TPI Composites, Inc. (a)	21,435	247,789
Tritium DCFC Ltd. (a)(b)	101,080	181,944
Ultralife Corp. (a)	11,042	44,610
Vicor Corp. (a)	18,628	875,516
		22,654,300
Industrial Conglomerates - 0.8%
Gaucho Group Holdings, Inc. (a)(b)	832	915
Honeywell International, Inc.	379,898	72,742,869
Icahn Enterprises LP	192,630	10,365,420
		83,109,204
Machinery - 0.5%
Agrify Corp. (a)(b)	1,129	441
Altra Industrial Motion Corp.	35,733	2,198,651
Astec Industries, Inc.	13,267	597,413
Atlis Motor Vehicles, Inc. (a)(b)	6,484	5,868
Berkshire Grey, Inc. Class A (a)(b)	116,912	154,324
Blue Bird Corp. (a)	16,718	339,543
Columbus McKinnon Corp. (NY Shares)	16,265	603,757
Commercial Vehicle Group, Inc. (a)	21,200	167,480
Eastern Co. (b)	4,547	95,487
Energy Recovery, Inc. (a)	35,074	774,083
Franklin Electric Co., Inc.	25,745	2,460,450
FreightCar America, Inc. (a)(b)	32,845	120,541
Greenland Technologies Holding Corp. (a)(b)	5,467	11,863
GreenPower Motor Co., Inc. (a)(b)	11,083	25,823
Hillman Solutions Corp. Class A (a)	118,272	1,051,438
Hurco Companies, Inc.	4,416	129,521
Hydrofarm Holdings Group, Inc. (a)(b)	45,713	87,769
Hyzon Motors, Inc. Class A (a)(b)	134,771	175,202
Ideanomics, Inc. (a)(b)	232,089	31,216
JE Cleantech Holdings Ltd. (b)	7,504	5,335
Kornit Digital Ltd. (a)	26,015	533,308
L.B. Foster Co. Class A (a)	5,419	68,117
Laser Photonics Corp. (b)	2,853	15,178
Lincoln Electric Holdings, Inc.	32,427	5,445,466
LiqTech International, Inc. (a)(b)	14,828	7,444
Manitex International, Inc. (a)	14,236	72,888
Microvast Holdings, Inc. (a)(b)	170,830	220,371
Middleby Corp. (a)	29,825	4,637,489
Nauticus Robotics, Inc. (a)(b)	6,031	22,435
Nikola Corp. (a)(b)	277,385	615,795
NN, Inc. (a)(b)	23,071	42,451
Nordson Corp.	32,070	7,043,855
Omega Flex, Inc. (b)	6,379	742,388
PACCAR, Inc.	290,661	20,985,724
Park-Ohio Holdings Corp.	7,033	93,609
Perma-Pipe International Holdings, Inc. (a)	5,390	54,601
Proterra, Inc. Class A (a)(b)	125,619	527,600
Sarcos Technology and Robotics Corp. Class A (a)	75,604	47,631
Shyft Group, Inc. (The)	20,942	543,026
Symbotic, Inc. (a)	35,622	582,420
Taylor Devices, Inc. (a)	1,759	28,918
Twin Disc, Inc. (a)	9,749	106,849
Urban-Gro, Inc. (a)(b)	1,561	5,370
Vicinity Motor Corp. (a)(b)	64,732	60,136
voxeljet AG ADR (a)	2,769	6,590
Westport Fuel Systems, Inc. (a)(b)	72,395	83,978
Xos, Inc. Class A (a)(b)	97,889	75,140
		51,704,982
Marine - 0.0%
Capital Product Partners LP	9,277	134,145
Caravelle International Group (a)	20,088	22,499
Castor Maritime, Inc. (a)(b)	49,703	65,608
EuroDry Ltd. (a)(b)	3,499	65,676
Euroseas Ltd. (b)	5,072	97,687
Golden Ocean Group Ltd. (b)	114,916	1,192,828
Grindrod Shipping Holdings Ltd. (b)	9,738	128,347
Pangaea Logistics Solutions Ltd.	29,549	196,205
Pyxis Tankers, Inc. (a)(b)	10,640	63,521
Seanergy Martime Holdings Corp. (b)	7,208	49,447
Star Bulk Carriers Corp. (b)	58,306	1,429,080
United Maritime Corp. (b)	608	1,982
		3,447,025
Professional Services - 0.4%
Atlas Technical Consultants, Inc. (a)	23,333	285,363
Barrett Business Services, Inc.	3,985	382,480
China Index Holdings Ltd. ADR (a)(b)	30,315	27,890
CoStar Group, Inc. (a)	228,207	16,125,107
CRA International, Inc.	4,701	585,133
DLH Holdings Corp. (a)	6,805	86,764
Exponent, Inc.	28,889	2,972,678
First Advantage Corp. (a)	84,804	1,230,506
Forrester Research, Inc. (a)	10,756	353,765
Headhunter Group PLC ADR (c)	16,914	46,036
Heidrick & Struggles International, Inc.	10,143	348,209
Hirequest, Inc. (b)	6,993	159,301
Hudson Global, Inc. (a)(b)	1,914	48,845
Huron Consulting Group, Inc. (a)	11,971	840,244
ICF International, Inc.	10,225	1,017,285
Innodata, Inc. (a)(b)	13,207	89,279
Kelly Services, Inc. Class A (non-vtg.)	24,091	403,042
Kforce, Inc.	10,845	677,704
LegalZoom.com, Inc. (a)	111,440	910,465
NV5 Global, Inc. (a)	8,747	920,359
RCM Technologies, Inc. (a)(b)	6,964	100,421
Recruiter.com Group, Inc. (a)	7,704	2,615
Red Violet, Inc. (a)	8,743	178,095
Resources Connection, Inc.	22,136	399,776
ShiftPixy, Inc. (a)(b)	5,720	29,229
Sterling Check Corp. (a)(b)	57,207	727,673
Sunrise New Energy Co. Ltd. (a)(b)	8,860	26,314
Upwork, Inc. (a)	70,469	799,118
Verisk Analytics, Inc.	87,675	15,002,069
Where Food Comes From, Inc. (a)(b)	2,480	33,505
Willdan Group, Inc. (a)	8,506	153,618
		44,962,888
Road & Rail - 0.9%
ArcBest Corp. (b)	13,772	1,324,866
Avis Budget Group, Inc. (a)(b)	23,196	5,095,233
Covenant Transport Group, Inc. Class A (b)	6,293	218,052
CSX Corp.	1,181,884	36,035,643
Daseke, Inc. (a)	34,313	279,651
FTAI Infrastructure LLC	42,306	132,418
Grab Holdings Ltd. (a)(b)	2,094,176	6,722,305
Heartland Express, Inc.	44,050	710,527
Helbiz, Inc. (a)(b)	85,535	11,881
Hertz Global Holdings, Inc. (a)	186,743	3,456,613
J.B. Hunt Transport Services, Inc.	57,936	10,474,249
Landstar System, Inc.	20,130	3,639,303
Marten Transport Ltd.	47,473	1,047,729
MingZhu Logistics Holdings Ltd. (a)(b)	2,711	3,850
Old Dominion Freight Lines, Inc.	62,106	21,070,082
P.A.M. Transportation Services, Inc.	14,004	406,116
Patriot Transportation Holding, Inc. (a)	1,759	14,072
Saia, Inc. (a)	15,012	4,066,300
Swvl Holdings Corp. Class A (a)(b)	5,907	12,050
TuSimple Holdings, Inc. (a)	113,475	217,872
Universal Logistics Holdings, Inc.	15,843	470,537
Werner Enterprises, Inc.	37,001	1,718,696
Yellow Corp. (a)(b)	25,553	61,838
		97,189,883
Trading Companies & Distributors - 0.3%
Beacon Roofing Supply, Inc. (a)	36,275	2,357,875
Distribution Solutions Group I (a)	12,223	542,823
DXP Enterprises, Inc. (a)	11,146	322,231
Euro Tech Holdings Co. Ltd. (a)(b)	4,600	6,118
Fastenal Co.	320,369	16,518,226
FTAI Aviation Ltd.	59,349	1,499,749
Gd Culture Group Ltd. (a)	590	2,254
H&E Equipment Services, Inc.	19,545	1,084,748
Hudson Technologies, Inc. (a)	23,239	235,411
Karat Packaging, Inc.	10,117	156,814
McGrath RentCorp.	12,871	1,323,654
Rush Enterprises, Inc.:
Class A	25,714	1,457,470
Class B (b)	6,706	402,226
Td Holdings, Inc. (a)(b)	11,672	12,956
Titan Machinery, Inc. (a)	11,661	533,957
Transcat, Inc. (a)	4,527	407,385
Willis Lease Finance Corp. (a)	3,418	198,005
		27,061,902
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV ADR	2,078	162,063
Singularity Future Technology Ltd. (a)(b)	11,251	6,863
		168,926
TOTAL INDUSTRIALS		484,400,269
INFORMATION TECHNOLOGY - 45.0%
Communications Equipment - 1.3%
ADTRAN Holdings, Inc.	42,564	742,742
Applied Optoelectronics, Inc. (a)(b)	20,141	56,596
AudioCodes Ltd.	17,081	275,858
Aviat Networks, Inc. (a)	6,448	229,097
CalAmp Corp. (a)	18,255	77,949
Cambium Networks Corp. (a)	14,493	290,875
Casa Systems, Inc. (a)(b)	32,303	116,937
Ceragon Networks Ltd. (a)(b)	40,973	75,800
Cisco Systems, Inc.	2,316,313	112,155,875
Clearfield, Inc. (a)	8,271	518,509
ClearOne, Inc. (a)	10,289	16,257
CommScope Holding Co., Inc. (a)	117,050	847,442
COMSovereign Holding Corp. (a)(b)	203	729
Comtech Telecommunications Corp.	12,600	201,474
Digi International, Inc. (a)	19,090	637,033
DZS, Inc. (a)(b)	21,064	223,278
EMCORE Corp. (a)	20,355	29,209
Ericsson (B Shares) sponsored ADR	184,390	1,014,145
Extreme Networks, Inc. (a)	71,064	1,330,318
F5, Inc. (a)	33,582	4,801,554
Franklin Wireless Corp. (a)	9,420	46,346
Genasys, Inc. (a)(b)	20,513	75,283
Gilat Satellite Networks Ltd. (a)(b)	24,237	140,817
Harmonic, Inc. (a)	60,290	795,225
Infinera Corp. (a)(b)	138,900	982,023
Inseego Corp. (a)	52,527	47,038
Ituran Location & Control Ltd.	10,985	245,405
KVH Industries, Inc. (a)	10,763	106,554
Lantronix, Inc. (a)(b)	15,008	77,291
Lumentum Holdings, Inc. (a)	38,886	2,092,456
Minim, Inc. (a)(b)	14,155	2,694
NETGEAR, Inc. (a)	18,625	337,113
NetScout Systems, Inc. (a)	41,313	1,174,942
Ondas Holdings, Inc. (a)(b)	18,652	35,066
PCTEL, Inc.	11,312	50,678
Radware Ltd. (a)	27,195	566,472
Ribbon Communications, Inc. (a)	100,851	449,795
Silicom Ltd. (a)	4,848	184,757
Siyata Mobile, Inc. (a)(b)	19,350	3,677
Tessco Technologies, Inc. (a)	10,061	48,293
UTStarcom Holdings Corp. (a)	12,236	56,163
ViaSat, Inc. (a)(b)	44,110	1,400,934
Viavi Solutions, Inc. (a)	125,363	1,371,471
Vislink Technologies, Inc. (a)(b)	25,373	12,727
		133,944,897
Electronic Equipment & Components - 0.7%
908 Devices, Inc. (a)(b)	25,319	227,871
Advanced Energy Industries, Inc.	21,207	1,973,948
AEye, Inc. Class A (a)(b)	77,692	45,893
Airgain, Inc. (a)	4,073	30,996
Akoustis Technologies, Inc. (a)	42,555	159,156
Alpine 4 Holdings, Inc. (a)(b)	99,302	56,106
Arbe Robotics Ltd. (a)(b)	30,506	212,932
Astrotech Corp. (a)(b)	1,228	15,350
Avnet, Inc.	53,317	2,383,803
Bel Fuse, Inc.:
Class A	1,125	42,278
Class B (non-vtg.)	5,258	186,764
Bonso Electronic International, Inc. (a)	5,325	16,561
CDW Corp.	75,867	15,356,998
Cemtrex, Inc. (a)(b)	862	6,939
Cepton, Inc. (a)	81,091	84,335
ClearSign Combustion Corp. (a)(b)	16,057	12,956
Climb Global Solutions, Inc.	3,243	128,001
Coda Octopus Group, Inc. (a)(b)	4,103	28,106
Cognex Corp.	98,483	4,670,064
CPS Technologies Corp. (a)(b)	4,893	15,022
Daktronics, Inc. (a)	31,984	129,855
Data I/O Corp. (a)	15,054	66,840
Deswell Industries, Inc.	1,758	5,256
Digital Ally, Inc. (a)	1,160	5,580
ePlus, Inc. (a)	14,724	797,599
Evolv Technologies Holdings, Inc. (a)	82,187	226,014
FARO Technologies, Inc. (a)	11,137	302,926
Flex Ltd. (a)	254,596	5,794,605
Focus Universal, Inc. (a)(b)	25,043	126,467
Frequency Electronics, Inc. (b)	5,274	33,332
Hollysys Automation Technologies Ltd.	35,132	646,077
Identiv, Inc. (a)	10,328	72,503
IDEX Biometrics ASA ADR (a)(b)	440	2,856
Innoviz Technologies Ltd. (a)(b)	78,745	374,039
Insight Enterprises, Inc. (a)(b)	19,371	2,594,164
Integrated Media Technology Ltd. (a)(b)	3,824	1,969
Interlink Electronics, Inc. (a)(b)	2,544	22,260
IPG Photonics Corp. (a)	27,488	3,387,621
Iteris, Inc. (a)	22,008	106,519
Itron, Inc. (a)	24,868	1,386,888
KEY Tronic Corp. (a)	6,057	41,430
Kimball Electronics, Inc. (a)	15,945	398,784
LightPath Technologies, Inc. Class A (a)	12,016	21,028
Lightwave Logic, Inc. (a)(b)	60,149	354,879
Littelfuse, Inc.	13,952	3,609,801
Luna Innovations, Inc. (a)(b)	21,826	219,133
MicroVision, Inc. (a)(b)	87,687	224,479
Napco Security Technologies, Inc. (a)	23,668	747,909
National Instruments Corp.	72,866	3,680,462
Nayax Ltd. (a)	18,600	329,220
Neonode, Inc. (a)(b)	4,962	39,696
nLIGHT, Inc. (a)	33,320	376,516
Novanta, Inc. (a)	19,813	3,108,858
OSI Systems, Inc. (a)	9,960	921,798
PC Connection, Inc.	15,743	689,543
Plexus Corp. (a)	16,563	1,588,226
Powerfleet, Inc. (a)	19,674	54,694
Presto Automation, Inc. (a)(b)	14,322	30,219
Rail Vision Ltd. (a)(b)	6,227	10,025
Red Cat Holdings, Inc. (a)(b)	30,119	39,456
Research Frontiers, Inc. (a)(b)	10,936	20,560
RF Industries Ltd. (a)(b)	2,448	12,118
Richardson Electronics Ltd.	7,825	164,169
Sanmina Corp. (a)	31,715	1,917,489
ScanSource, Inc. (a)	13,234	412,636
Senstar Technologies Ltd. (a)	12,188	16,576
Sobr Safe, Inc. (a)(b)	5,319	8,883
Sono-Tek Corp. (a)(b)	2,629	13,999
Supercom Ltd. (a)(b)	894	1,618
Tempo Automation Holdings, Inc. Class A (a)(b)	15,037	19,398
Tingo Group, Inc. (a)(b)	91,949	83,490
Trimble, Inc. (a)	139,242	7,248,939
TROOPS, Inc. (a)(b)	52,367	156,054
TTM Technologies, Inc. (a)	56,839	755,390
Wrap Technologies, Inc. (a)(b)	38,058	87,533
Zebra Technologies Corp. Class A (a)	29,057	8,724,364
		77,866,821
IT Services - 2.6%
Affirm Holdings, Inc. (a)(b)	126,696	1,725,600
AgileThought, Inc. Class A (a)	21,017	90,373
Akamai Technologies, Inc. (a)	88,918	6,455,447
Alithya Group, Inc. (a)	36,580	64,381
Amdocs Ltd.	67,943	6,224,258
AppTech Payments Corp. (a)(b)	8,070	14,930
Automatic Data Processing, Inc.	233,852	51,405,347
AvidXchange Holdings, Inc. (a)	108,324	1,077,824
Backblaze, Inc. Class A (a)(b)	3,198	17,909
BigCommerce Holdings, Inc. (a)	42,950	408,884
Brightcove, Inc. (a)	26,601	142,847
Cantaloupe, Inc. (a)	40,019	230,509
Cass Information Systems, Inc.	9,021	436,165
Cerberus Cyber Sentinel Corp. (a)(b)	82,667	47,128
Chindata Group Holdings Ltd. ADR (a)	69,326	469,337
CLPS, Inc.	5,050	6,818
Cognizant Technology Solutions Corp. Class A	289,460	18,128,880
Computer Task Group, Inc. (a)	17,316	128,485
Concentrix Corp.	29,301	4,009,549
Conduent, Inc. (a)	123,383	491,064
Crexendo, Inc.	12,457	24,914
CSG Systems International, Inc.	17,738	996,876
CSP, Inc. (b)	2,765	31,258
Cyxtera Technologies, Inc. Class A (a)	95,891	214,796
Data Storage Corp. (a)	23,206	40,959
Dlocal Ltd. (a)	90,228	1,348,006
Edgio, Inc. (a)	115,599	142,187
Euronet Worldwide, Inc. (a)	27,816	3,027,772
EVO Payments, Inc. Class A (a)	26,247	888,461
Exela Technologies, Inc. (a)(b)	172,451	8,623
ExlService Holdings, Inc. (a)	18,501	3,043,600
Fiserv, Inc. (a)	358,046	41,207,514
Flywire Corp. (a)	58,767	1,453,308
Formula Systems (1985) Ltd. ADR (b)	193	13,182
GDS Holdings Ltd. ADR (a)(b)	49,637	955,512
Grid Dynamics Holdings, Inc. (a)	45,973	535,585
Hackett Group, Inc.	16,264	303,161
i3 Verticals, Inc. Class A (a)	11,916	293,253
IBEX Ltd. (a)	11,244	314,270
Information Services Group, Inc.	25,958	136,799
Inpixon (a)(b)	689	820
International Money Express, Inc. (a)	26,710	682,441
Jack Henry & Associates, Inc.	40,992	6,732,526
Kingsoft Cloud Holdings Ltd. ADR (a)(b)	68,164	262,431
Lesaka Technologies, Inc. (a)(b)	31,755	151,789
Marqeta, Inc. Class A (a)	268,368	1,556,534
MoneyGram International, Inc. (a)	51,548	559,296
MongoDB, Inc. Class A (a)	38,646	8,097,110
Nuvei Corp. (a)(b)(d)	37,066	1,136,073
Okta, Inc. (a)	85,473	6,093,370
Paychex, Inc.	202,818	22,391,107
Payoneer Global, Inc. (a)	190,331	1,103,920
PayPal Holdings, Inc. (a)	641,925	47,245,680
Paysign, Inc. (a)(b)	29,027	112,625
Perficient, Inc. (a)	20,170	1,428,036
PFSweb, Inc. (a)	12,193	78,523
Priority Technology Holdings, Inc. (a)	38,686	151,649
Rackspace Technology, Inc. (a)(b)	141,850	333,348
Remitly Global, Inc. (a)	99,757	1,459,445
Repay Holdings Corp. (a)	52,937	448,906
Research Solutions, Inc. (a)	4,834	9,958
Ryvyl, Inc. (a)(b)	21,290	10,645
Sabre Corp. (a)(b)	179,819	909,884
SS&C Technologies Holdings, Inc.	141,808	8,324,130
Steel Connect, Inc. (a)(b)	32,364	41,750
StoneCo Ltd. Class A (a)	160,026	1,361,821
Taoping, Inc. (a)(b)	3,739	2,557
TaskUs, Inc. (a)	14,716	253,189
The Glimpse Group, Inc. (a)(b)	3,147	12,903
The OLB Group, Inc. (a)	1,982	1,903
Thoughtworks Holding, Inc. (a)	184,167	1,355,469
Ttec Holdings, Inc.	26,494	1,066,648
Tucows, Inc. (a)	6,556	151,575
Usio, Inc. (a)(b)	12,705	23,631
VeriSign, Inc. (a)	59,497	11,710,795
Verra Mobility Corp. (a)	88,691	1,528,146
Vnet Group, Inc. ADR (a)	74,174	294,471
WaveDancer, Inc. (a)(b)	2,165	1,624
Wix.com Ltd. (a)	32,415	2,934,530
		276,577,029
Semiconductors & Semiconductor Equipment - 12.0%
ACM Research, Inc.	28,563	296,484
Advanced Micro Devices, Inc. (a)	907,246	71,291,391
AEHR Test Systems (a)	14,540	484,909
Allegro MicroSystems LLC (a)	111,129	4,854,115
Alpha & Omega Semiconductor Ltd. (a)	13,730	366,728
Ambarella, Inc. (a)	21,826	2,058,410
Amkor Technology, Inc.	136,705	3,521,521
Amtech Systems, Inc. (a)	9,588	91,853
Analog Devices, Inc.	287,231	52,698,272
Applied Materials, Inc.	484,303	56,251,793
Ascent Solar Technologies, Inc. (a)(b)	22,041	10,824
ASML Holding NV	49,872	30,807,431
Atomera, Inc. (a)(b)	13,904	92,184
Axcelis Technologies, Inc. (a)	19,189	2,466,554
AXT, Inc. (a)	21,623	94,493
Broadcom, Inc.	228,334	135,696,613
Camtek Ltd. (a)(b)	23,975	650,202
Canadian Solar, Inc. (a)(b)	35,996	1,430,841
CEVA, Inc. (a)	12,199	385,000
ChipMOS TECHNOLOGIES, Inc. sponsored ADR	3,922	92,285
Cirrus Logic, Inc. (a)	32,816	3,371,844
Cohu, Inc. (a)	26,895	1,000,494
Credo Technology Group Holding Ltd. (a)	84,458	896,099
CVD Equipment Corp. (a)(b)	4,263	50,048
Diodes, Inc. (a)	25,728	2,359,000
Enphase Energy, Inc. (a)	76,496	16,104,703
Entegris, Inc.	84,220	7,178,071
Everspin Technologies, Inc. (a)	13,033	89,928
First Solar, Inc. (a)	59,922	10,135,207
FormFactor, Inc. (a)	42,470	1,278,347
GlobalFoundries, Inc. (a)	307,619	20,099,825
GSI Technology, Inc. (a)	15,609	25,443
Himax Technologies, Inc. sponsored ADR (b)	59,577	442,657
Ichor Holdings Ltd. (a)	15,188	500,445
Impinj, Inc. (a)	13,887	1,841,694
indie Semiconductor, Inc. (a)(b)	78,627	822,438
Intel Corp.	2,325,585	57,976,834
KLA Corp.	79,444	30,139,465
Kopin Corp. (a)	49,279	56,671
Kulicke & Soffa Industries, Inc. (b)	33,199	1,769,507
Lam Research Corp.	76,699	37,276,481
Lattice Semiconductor Corp. (a)	77,203	6,559,167
MACOM Technology Solutions Holdings, Inc. (a)	41,657	2,855,171
Marvell Technology, Inc.	481,174	21,725,006
Maxeon Solar Technologies Ltd. (a)(b)	27,787	489,051
MaxLinear, Inc. Class A (a)	42,983	1,470,448
Meta Materials, Inc. (a)(b)	192,868	123,436
Microchip Technology, Inc.	310,121	25,129,105
Micron Technology, Inc.	612,055	35,389,020
MKS Instruments, Inc. (b)	37,952	3,678,687
Monolithic Power Systems, Inc.	26,156	12,667,089
Navitas Semiconductor Corp. (a)(b)	100,637	653,134
Nova Ltd. (a)(b)	15,784	1,429,715
NVE Corp.	2,373	180,301
NVIDIA Corp.	1,386,290	321,841,086
NXP Semiconductors NV	146,264	26,105,199
O2Micro International Ltd. sponsored ADR (a)	16,202	79,228
onsemi (a)	243,625	18,859,011
PDF Solutions, Inc. (a)	23,680	886,579
Peraso, Inc. (a)(b)	20,260	15,803
Photronics, Inc. (a)	36,838	649,086
Pixelworks, Inc. (a)(b)	37,111	59,378
POET Technologies, Inc. (a)(b)	3,990	16,958
Power Integrations, Inc.	33,245	2,734,401
Qorvo, Inc. (a)	58,332	5,885,115
Qualcomm, Inc.	632,156	78,090,231
QuickLogic Corp. (a)(b)	2,338	13,303
Rambus, Inc. (a)	62,796	2,777,467
Rigetti Computing, Inc. Class A (a)(b)	72,424	54,296
SemiLEDs Corp. (a)(b)	4,500	10,215
Semtech Corp. (a)	36,094	1,112,056
Silicon Laboratories, Inc. (a)(b)	19,443	3,471,159
Silicon Motion Tech Corp. sponsored ADR	19,713	1,325,108
SiTime Corp. (a)	11,495	1,427,104
SkyWater Technology, Inc. (a)(b)	21,008	275,835
Skyworks Solutions, Inc.	89,365	9,970,453
SMART Global Holdings, Inc. (a)	25,906	432,630
SolarEdge Technologies, Inc. (a)	31,414	9,987,139
SPI Energy Co. Ltd. sponsored ADR (a)	11,554	15,251
Synaptics, Inc. (a)	22,741	2,674,569
Teradyne, Inc.	87,553	8,855,110
Texas Instruments, Inc.	511,785	87,745,538
Tower Semiconductor Ltd. (a)	61,684	2,501,903
Transphorm, Inc. (a)	7,137	26,978
Ultra Clean Holdings, Inc. (a)	25,361	808,001
Universal Display Corp.	26,158	3,553,564
Veeco Instruments, Inc. (a)(b)	28,870	614,065
WiSA Technologies, Inc. (a)(b)	510	2,285
WISeKey International Holding Ltd. ADR (a)(b)	695	1,786
		1,262,284,324
Software - 15.5%
8x8, Inc. (a)	66,663	354,647
Absolute Software Corp.	25,866	222,448
ACI Worldwide, Inc. (a)	65,286	1,687,643
Adeia, Inc.	60,469	596,224
Adobe, Inc. (a)	261,853	84,827,279
Agilysys, Inc. (a)	14,089	1,125,852
Agora, Inc. ADR (a)	52,617	161,008
Alarm.com Holdings, Inc. (a)	28,485	1,447,893
Alarum Technologies Ltd. ADR (a)(b)	2,487	5,148
Alkami Technology, Inc. (a)	54,588	838,472
Allot Ltd. (a)(b)	21,262	63,786
Altair Engineering, Inc. Class A (a)(b)	28,825	1,846,530
American Software, Inc. Class A	20,292	274,754
Amplitude, Inc. (a)(b)	45,095	595,254
ANSYS, Inc. (a)	49,154	14,923,646
AppFolio, Inc. (a)	11,991	1,583,531
Appian Corp. Class A (a)(b)	24,732	1,025,141
Applied Digital Corp.	60,991	161,626
AppLovin Corp. (a)(b)	160,428	2,165,778
Argo Blockchain PLC ADR (a)(b)	2,693	4,578
Arqit Quantum, Inc. (a)(b)	67,275	83,421
Arteris, Inc. (a)	17,296	113,635
Aspen Technology, Inc. (a)	36,789	7,799,636
Asure Software, Inc. (a)	12,380	165,273
Atlassian Corp. PLC (a)	83,574	13,733,715
Auddia, Inc. (a)	4,309	5,171
AudioEye, Inc. (a)(b)	8,256	56,058
Aurora Mobile Ltd. ADR (a)(b)	47,465	30,615
Authid, Inc. (a)(b)	12,623	5,966
Autodesk, Inc. (a)	121,053	24,052,021
AvePoint, Inc. (a)(b)	117,943	589,715
Aware, Inc. (a)	13,849	22,297
Bentley Systems, Inc. Class B	154,645	6,256,937
Bio-Key International, Inc. (a)	10,259	7,068
Bit Digital, Inc. (a)(b)	5,626	7,089
Bit Origin Ltd. (a)(b)	30,160	8,445
Bitfarms Ltd. (a)(b)	218,197	207,287
Blackbaud, Inc. (a)	30,083	1,675,322
BlackLine, Inc. (a)(b)	35,053	2,396,223
Braze, Inc. (a)(b)	29,733	912,803
Bridgeline Digital, Inc. (a)	2,527	2,527
BSQUARE Corp. (a)(b)	7,925	9,589
BTCS, Inc. (b)	2,315	3,357
Cadence Design Systems, Inc. (a)	154,169	29,745,367
CCC Intelligent Solutions Holdings, Inc. Class A (a)(b)	350,865	3,143,750
Cellebrite DI Ltd. (a)(b)	109,618	674,151
Cerence, Inc. (a)	27,389	749,911
Check Point Software Technologies Ltd. (a)	70,022	8,663,122
Cipher Mining, Inc. (a)(b)	155,211	235,921
Cleanspark, Inc. (a)(b)	20,735	57,229
Cognyte Software Ltd. (a)	61,289	226,769
CommVault Systems, Inc. (a)	24,432	1,438,556
Confluent, Inc. (a)	84,849	2,069,467
Consensus Cloud Solutions, Inc. (a)	11,285	463,136
Couchbase, Inc. (a)(b)	23,156	376,517
Coupa Software, Inc. (a)	42,149	3,414,069
Crowdstrike Holdings, Inc. (a)	122,930	14,836,422
Cvent Holding Corp. (a)	280,207	2,034,303
CyberArk Software Ltd. (a)	22,061	3,193,771
Cyngn, Inc. (a)(b)	11,100	10,434
Cyren Ltd. (a)	1,797	512
Datadog, Inc. Class A (a)	165,459	12,660,923
Datasea, Inc. (a)(b)	16,136	20,009
DatChat, Inc. (a)	11,224	7,407
Dave, Inc. (a)	2,237	18,813
Descartes Systems Group, Inc. (a)	47,707	3,515,052
Digihost Technology, Inc. (a)	8,997	11,066
Digimarc Corp. (a)(b)	15,142	308,745
Digital Turbine, Inc. (a)(b)	52,403	562,808
Docebo, Inc. (a)(b)	18,504	647,825
DocuSign, Inc. (a)	112,854	6,923,593
Domo, Inc. Class B (a)	23,964	368,327
Dropbox, Inc. Class A (a)	149,709	3,054,064
Duck Creek Technologies, Inc. (a)(b)	74,702	1,414,856
Duos Technologies Group, Inc. (a)(b)	2,223	11,515
Ebix, Inc. (b)	17,007	295,582
eGain Communications Corp. (a)	24,943	194,805
Embark Technology, Inc. (a)(b)	7,450	30,545
Everbridge, Inc. (a)	25,015	817,490
EverCommerce, Inc. (a)(b)	111,483	1,114,830
Expensify, Inc. (a)(b)	37,779	318,099
Five9, Inc. (a)	39,358	2,597,628
Fortinet, Inc. (a)	439,842	26,144,208
Freshworks, Inc. (a)(b)	89,881	1,342,822
Gen Digital, Inc.	366,595	7,152,268
GitLab, Inc. (a)(b)	49,563	2,182,755
Gorilla Technology Group, Inc. (a)(b)	41,258	318,099
Greenidge Generation Holdings, Inc. (a)(b)	6,418	3,305
HashiCorp, Inc. (a)(b)	44,894	1,310,905
HIVE Blockchain Technologies Ltd. (a)(b)	35,232	100,411
Hut 8 Mining Corp. (a)(b)	143,401	236,612
Infobird Co. Ltd. (a)(b)	2,317	1,852
Intapp, Inc. (a)	34,418	1,362,264
Intellicheck, Inc. (a)(b)	10,166	24,398
InterDigital, Inc.	17,923	1,308,200
Intrusion, Inc. (a)(b)	13,441	32,527
Intuit, Inc.	157,983	64,327,518
Iris Energy Ltd. (a)(b)	30,475	84,416
Jamf Holding Corp. (a)	67,210	1,426,196
JFrog Ltd. (a)(b)	57,353	1,319,119
Kaltura, Inc. (a)(b)	70,000	135,100
Karooooo Ltd. (b)	18,218	471,664
Kaspien Holdings, Inc. (a)(b)	939	605
Latch, Inc. (a)	25,259	19,955
LivePerson, Inc. (a)	50,042	506,425
Livevox Holdings, Inc. (a)(b)	69,123	157,600
Magic Software Enterprises Ltd.	31,025	426,594
Manhattan Associates, Inc. (a)	35,415	5,090,906
Marathon Digital Holdings, Inc. (a)(b)	69,576	493,990
Marin Software, Inc. (a)(b)	14,390	15,685
Materialise NV ADR (a)	14,271	122,731
Matterport, Inc. (a)(b)	194,000	591,700
Mawson Infrastructure Group, Inc. (a)(b)	5,882	14,764
Mercurity Fintech Holding, Inc. sponsored ADR (a)(b)	10,071	9,970
MicroCloud Hologram, Inc. (a)(b)	28,830	58,813
Microsoft Corp.	4,202,151	1,048,100,502
MicroStrategy, Inc. Class A (a)(b)	5,348	1,402,620
Mitek Systems, Inc. (a)	28,300	263,190
MMTEC, Inc. (a)(b)	2,683	3,085
Momentive Global, Inc. (a)	80,549	555,788
Monday.com Ltd. (a)(b)	25,605	3,961,606
My Size, Inc. (a)(b)	3,464	5,161
nCino, Inc. (a)(b)	64,312	1,752,502
NetSol Technologies, Inc. (a)	6,495	17,601
Nextnav, Inc. (a)	54,893	151,505
NICE Ltd. sponsored ADR (a)	28,784	5,970,089
Nisun International Enterprise (a)	11,226	6,177
Nutanix, Inc. Class A (a)	131,081	3,703,038
Oblong, Inc. (a)(b)	1,687	3,610
Onespan, Inc. (a)	27,480	371,530
Open Text Corp.	153,133	5,264,713
Opera Ltd. ADR	20,330	183,783
Otonomo Technologies Ltd. (a)(b)	42,044	23,965
Pagaya Technologies Ltd. Class A (a)(b)	255,542	263,208
Palo Alto Networks, Inc. (a)	170,554	32,127,257
Park City Group, Inc. (b)	11,886	72,623
Paycor HCM, Inc. (a)(b)	97,696	2,419,930
Paylocity Holding Corp. (a)	30,781	5,928,728
Pegasystems, Inc.	49,771	2,308,379
Phunware, Inc. (a)(b)	56,490	57,055
Porch Group, Inc. Class A (a)(b)	62,174	155,435
Powerbridge Technologies Co. Ltd. (a)(b)	44,173	3,746
Progress Software Corp. (b)	24,678	1,417,504
PTC, Inc. (a)	65,301	8,184,174
Qualtrics International, Inc. (a)	102,187	1,729,004
Qualys, Inc. (a)	22,000	2,599,300
Quantum Computing, Inc. (a)(b)	20,196	29,082
Radcom Ltd. (a)(b)	13,668	142,147
Rapid7, Inc. (a)	31,975	1,512,418
Rekor Systems, Inc. (a)(b)	22,727	33,863
Remark Holdings, Inc. (a)(b)	7,793	10,910
Rimini Street, Inc. (a)	73,550	314,794
Riot Platforms, Inc. (a)(b)	107,353	670,956
SAI.TECH Global Corp. Class A (a)(b)	7,507	9,008
Sapiens International Corp. NV	29,953	617,631
SeaChange International, Inc. (a)	14,506	6,093
SecureWorks Corp. (a)	11,955	90,499
Semantix, Inc. (a)(b)	4,113	13,984
ShotSpotter, Inc. (a)	9,121	311,026
Sigma Additive Solutions, Inc. (a)(b)	14,199	8,377
SilverSun Technologies, Inc. (A Shares) (a)(b)	910	3,085
Smith Micro Software, Inc. (a)(b)	26,575	37,205
Soluna Holdings, Inc. (a)	5,272	1,792
SoundHound AI, Inc. (a)(b)	87,055	260,294
Sphere 3D Corp. (a)	22,706	9,396
Splunk, Inc. (a)	91,875	9,417,188
SpringBig Holdings, Inc. (a)(b)	23,342	19,841
Sprout Social, Inc. (a)	27,210	1,659,266
SPS Commerce, Inc. (a)	19,954	3,005,871
SRAX, Inc. (a)	9,776	16,228
Stronghold Digital Mining, Inc. Class A (a)(b)	10,185	6,009
Sumo Logic, Inc. (a)	69,094	820,146
Synchronoss Technologies, Inc. (a)	64,975	69,523
Synopsys, Inc. (a)	85,787	31,205,879
Telos Corp. (a)	39,309	152,126
Tenable Holdings, Inc. (a)	62,120	2,747,568
TeraWulf, Inc. (a)	67,452	43,493
TeraWulf, Inc. rights (a)(c)	946	0
Upland Software, Inc. (a)	21,178	122,621
Varonis Systems, Inc. (a)	63,549	1,720,907
Verb Technology Co., Inc. (a)(b)	61,842	8,138
Verint Systems, Inc. (a)	35,965	1,344,372
Veritone, Inc. (a)(b)	18,574	131,690
Vertex, Inc. Class A (a)	29,998	467,369
Viant Technology, Inc. (a)	11,166	43,882
WalkMe Ltd. (a)	49,858	491,101
WeTrade Group, Inc. (b)	88,233	30,908
Workday, Inc. Class A (a)	114,005	21,144,507
Xunlei Ltd. sponsored ADR (a)	24,768	43,839
Zenvia, Inc. (a)(b)	1,673	1,957
ZeroFox Holdings, Inc. (a)(b)	6,028	16,577
Zoom Video Communications, Inc. Class A (a)	138,494	10,330,267
Zscaler, Inc. (a)	81,217	10,651,610
		1,623,879,425
Technology Hardware, Storage & Peripherals - 12.9%
Apple, Inc.	8,967,680	1,321,925,669
Astro-Med, Inc. (a)	3,663	45,678
Avid Technology, Inc. (a)	25,039	727,633
Borqs Technologies, Inc. (a)(b)	7,860	1,954
Boxlight Corp. (a)(b)	32,673	19,594
Canaan, Inc. ADR (a)(b)	92,287	258,404
CompoSecure, Inc. (a)(b)	34,716	239,888
Corsair Gaming, Inc. (a)(b)	59,540	1,041,950
CPI Card Group (a)(b)	5,860	189,102
Ebang International Holdings, Inc. Class A (a)(b)	1,980	15,028
Immersion Corp. (b)	18,807	143,874
Intevac, Inc. (a)	22,851	165,213
Logitech International SA (b)	91,997	5,018,436
Movano, Inc. (a)(b)	16,621	21,109
Nano Dimension Ltd. ADR (a)(b)	155,866	458,246
NetApp, Inc.	124,125	8,012,269
One Stop Systems, Inc. (a)(b)	8,505	24,494
Quantum Corp. (a)	39,121	44,207
Seagate Technology Holdings PLC	115,833	7,478,178
Socket Mobile, Inc. (a)(b)	1,296	2,735
Sonim Technologies, Inc. (a)(b)	7,078	3,128
Stratasys Ltd. (a)	34,957	452,693
Super Micro Computer, Inc. (a)	29,455	2,885,706
Transact Technologies, Inc. (a)(b)	6,575	45,433
Turtle Beach Corp. (a)	8,432	68,215
Western Digital Corp. (a)	176,324	6,784,948
Xerox Holdings Corp.	89,618	1,477,801
		1,357,551,585
TOTAL INFORMATION TECHNOLOGY		4,732,104,081
MATERIALS - 0.4%
Chemicals - 0.1%
Advanced Emissions Solutions, Inc. (a)	9,725	27,425
AgroFresh Solutions, Inc. (a)	34,342	102,339
Amyris, Inc. (a)(b)	171,916	214,895
Baijiayun Group Ltd. (a)(b)	4,935	44,316
Balchem Corp.	17,894	2,326,220
Bioceres Crop Solutions Corp. (a)(b)	29,815	343,767
Bon Natural Life Ltd. (a)	4,398	10,775
CN Energy Group, Inc. (a)	8,671	2,731
Crown ElectroKinetics Corp. (a)(b)	5,276	1,349
Diversey Holdings Ltd. (a)	193,314	1,142,486
Gulf Resources, Inc. (a)(b)	8,302	26,815
Hawkins, Inc.	11,982	487,308
Innospec, Inc.	14,671	1,605,888
Loop Industries, Inc. (a)(b)	23,631	61,441
Methanex Corp. (b)	40,908	2,062,990
Northern Technologies International Corp. (b)	5,689	72,990
Origin Materials, Inc. Class A (a)(b)	78,046	374,621
PureCycle Technologies, Inc. (a)(b)	96,800	617,584
Save Foods, Inc. (a)	6,151	6,643
		9,532,583
Construction Materials - 0.0%
ReTo Eco-Solutions, Inc. (a)(b)	22,427	9,868
Smith-Midland Corp. (a)(b)	2,305	44,579
United States Lime & Minerals, Inc.	3,255	525,032
		579,479
Containers & Packaging - 0.0%
Cryptyde, Inc. (a)	7,424	1,272
Pactiv Evergreen, Inc.	104,568	1,130,380
TriMas Corp.	23,430	702,666
		1,834,318
Metals & Mining - 0.3%
5E Advanced Materials, Inc. (a)(b)	24,267	164,045
Adamas One Corp. (b)	5,283	7,925
Algoma Steel Group, Inc. (b)	59,470	476,949
American Lithium Corp. (a)(b)	39,746	112,084
Ascent Industries Co. (a)	7,726	71,388
Century Aluminum Co. (a)	49,517	597,670
China Natural Resources, Inc. (a)	12,136	8,979
Ferroglobe PLC (a)	105,632	527,104
Haynes International, Inc.	8,044	440,087
Huadi International Group Co. Ltd. (a)(b)	7,169	28,389
Hycroft Mining Holding Corp. (a)(b)	125,396	48,767
ioneer Ltd. ADR (a)(b)	1,836	18,837
Kaiser Aluminum Corp.	9,286	736,566
Largo, Inc. (a)(b)	35,869	229,562
Olympic Steel, Inc.	7,458	391,545
Pan American Silver Corp. (b)	118,840	1,765,962
Perpetua Resources Corp. (a)(b)	34,563	123,390
Piedmont Lithium, Inc. (a)(b)	9,399	609,995
Ramaco Resources, Inc. (b)	27,313	271,764
Royal Gold, Inc. (b)	37,338	4,435,381
Schnitzer Steel Industries, Inc. Class A	15,466	505,584
Sigma Lithium Corp. (a)(b)	58,171	2,091,829
Snow Lake Resources Ltd. (a)(b)	4,113	8,843
SSR Mining, Inc. (b)	119,238	1,627,599
Steel Dynamics, Inc.	98,361	12,404,306
TMC the metals Co., Inc. (a)(b)	144,842	147,739
U.S. Gold Corp. (a)	1,706	7,097
Universal Stainless & Alloy Products, Inc. (a)	7,722	75,135
		27,934,521
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (b)	37,097	399,906
TOTAL MATERIALS		40,280,807
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Creative Media & Community Trust Corp.	12,011	61,016
Diversified Healthcare Trust (SBI)	142,959	140,100
Equinix, Inc.	52,048	35,823,077
Gaming & Leisure Properties	143,527	7,733,235
Gladstone Commercial Corp.	18,518	253,326
Gladstone Land Corp.	24,626	433,418
Global Self Storage, Inc.	5,948	33,368
Host Hotels & Resorts, Inc.	400,949	6,735,943
Indus Realty Trust, Inc.	7,899	525,520
Industrial Logistics Properties Trust	41,417	169,810
Lamar Advertising Co. Class A	47,671	4,984,480
Medalist Diversified (REIT), Inc.	12,929	11,636
Necessity Retail (REIT), Inc./The	86,334	592,251
Office Properties Income Trust	35,609	585,412
Phillips Edison & Co., Inc.	65,268	2,224,986
Potlatch Corp. (b)	48,129	2,221,635
Presidio Property Trust, Inc.:
Class A (b)	6,016	6,738
Class A warrants 1/24/27 (a)	6,016	451
Regency Centers Corp.	95,000	5,975,500
Retail Opportunity Investments Corp.	70,063	996,996
Sabra Health Care REIT, Inc.	132,435	1,577,301
SBA Communications Corp. Class A	60,523	15,696,640
Service Properties Trust	89,889	986,981
Sotherly Hotels, Inc. (a)	4,274	9,574
Uniti Group, Inc.	129,373	710,258
Wheeler REIT, Inc. (a)	15,634	23,295
		88,512,947
Real Estate Management & Development - 0.2%
Alset, Inc. (a)(b)	2,169	4,338
Altisource Portfolio Solutions SA (a)(b)	12,106	70,094
Appreciate Holdings, Inc. (a)	12,250	17,640
Avalon GloboCare Corp. (a)(b)	4,894	11,305
Colliers International Group, Inc. (b)	24,605	2,849,751
Comstock Holding Companies, Inc. (a)	4,017	25,869
eXp World Holdings, Inc. (b)	84,627	1,022,294
Fathom Holdings, Inc. (a)(b)	7,329	34,739
FirstService Corp.	25,390	3,484,270
Flj Group Ltd. ADR (a)(b)	4,737	5,400
FRP Holdings, Inc. (a)	6,217	339,759
Green Giant, Inc. (a)(b)	20,468	48,509
Gyrodyne LLC (a)	1,080	9,428
InterGroup Corp. (a)(b)	986	42,921
MDJM Ltd. (a)(b)	4,594	7,121
Newmark Group, Inc.	93,901	753,086
Opendoor Technologies, Inc. (a)(b)	345,111	496,960
Redfin Corp. (a)(b)	58,457	433,166
Stratus Properties, Inc.	5,346	113,923
The Real Brokerage, Inc. (a)(b)	43,591	60,591
The RMR Group, Inc.	7,911	222,616
Ucommune International Ltd. (a)(b)	2,354	2,401
Zillow Group, Inc.:
Class A (a)	24,279	1,003,937
Class C (a)(b)	107,305	4,506,810
		15,566,928
TOTAL REAL ESTATE		104,079,875
UTILITIES - 1.0%
Electric Utilities - 1.0%
Alliant Energy Corp.	139,857	7,170,468
American Electric Power Co., Inc.	290,131	25,522,824
Constellation Energy Corp.	183,939	13,775,192
Evergy, Inc.	129,697	7,627,481
Exelon Corp.	557,522	22,518,314
MGE Energy, Inc.	22,792	1,613,218
Otter Tail Corp. (b)	23,594	1,672,579
Via Renewables, Inc. Class A, (b)	7,308	42,825
Xcel Energy, Inc.	311,472	20,111,747
		100,054,648
Gas Utilities - 0.0%
RGC Resources, Inc.	5,446	131,221
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC (b)	70,020	1,932,552
Eco Wave Power Global AB ADR (a)(b)	1,986	7,169
Enlight Renewable Energy Ltd.	61,900	1,007,113
Montauk Renewables, Inc. (a)(b)	85,373	841,778
ReNew Energy Global PLC (a)(b)	161,158	699,426
VivoPower International PLC (a)(b)	27,588	17,074
		4,505,112
Multi-Utilities - 0.0%
NorthWestern Energy Corp.	28,847	1,666,780
Water Utilities - 0.0%
Artesian Resources Corp. Class A	6,205	349,528
Cadiz, Inc. (a)	30,070	124,490
Consolidated Water Co., Inc.	10,783	165,303
Global Water Resources, Inc.	13,586	179,335
Middlesex Water Co.	10,525	805,163
Pure Cycle Corp. (a)	13,933	123,028
York Water Co. (b)	8,284	360,188
		2,107,035
TOTAL UTILITIES		108,464,796
TOTAL COMMON STOCKS (Cost $5,504,848,829)		10,460,365,556

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
FAT Brands, Inc.	1,005	15,407
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Imperial Petroleum, Inc.	816	16,565
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
SRAX, Inc. (a)(c)	9,776	0
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $29,165)		31,972

U.S. Treasury Obligations - 0.1%
	Principal Amount (f)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (g) (Cost $4,923,958)	5,000,000	4,922,125

Money Market Funds - 3.8%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (h)	36,662,750	36,670,083
Fidelity Securities Lending Cash Central Fund 4.63% (h)(i)	362,887,032	362,923,321
TOTAL MONEY MARKET FUNDS (Cost $399,593,404)		399,593,404

TOTAL INVESTMENT IN SECURITIES - 103.4% (Cost $5,909,395,356)	10,864,913,057
NET OTHER ASSETS (LIABILITIES) - (3.4)%	(356,381,472)
NET ASSETS - 100.0%	10,508,531,585

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	220	Mar 2023	53,117,900	2,359,974	2,359,974

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,140,524 or 0.0% of net assets.

(e)	Affiliated company
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,360,827.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	19,033,988	145,636,709	128,000,614	226,411	-	-	36,670,083	0.1%
Fidelity Securities Lending Cash Central Fund 4.63%	468,589,806	203,410,326	309,076,811	4,127,810	-	-	362,923,321	1.1%
Total	487,623,794	349,047,035	437,077,425	4,354,221	-	-	399,593,404

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Quoin Pharmaceuticals Ltd. ADR	1,922	-	-	-	-	(1,266)	656
Total	1,922	-	-	-	-	(1,266)	656

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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